UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2023

Date of reporting period: May 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

MAY    05.31.23

ANNUAL REPORT

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

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ANNUAL REPORT

July 18, 2023

This report provides management’s discussion of fund performance for the AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio for the annual reporting period ended May 31, 2023.

The investment objective of the California, National and New York Portfolios is to earn the highest level of current income, exempt from federal income tax—and in the case of the California and New York Portfolios, state taxation of the respective state—that is available without assuming what the Adviser considers to be undue risk to principal or income. The investment objective of the High Income Municipal Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available, consistent with what the Adviser considers to be an appropriate level of risk.

NAV RETURNS AS OF MAY 31, 2023 (unaudited)

	6 Months	12 Months

AB CALIFORNIA PORTFOLIO

Class A Shares	2.34%	0.31%

Class C Shares	1.86%	-0.54%

Advisor Class Shares[1]	2.46%	0.56%

Bloomberg Municipal Bond Index	1.94%	0.49%

	6 Months	12 Months

AB HIGH INCOME MUNICIPAL PORTFOLIO

Class A Shares	1.92%	-3.66%

Class C Shares	1.54%	-4.38%

Advisor Class Shares[1]	2.04%	-3.42%

Class Z Shares[1]	2.04%	-3.41%

Bloomberg Municipal Bond Index	1.94%	0.49%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF MAY 31, 2023 (unaudited)

	6 Months	12 Months

AB NATIONAL PORTFOLIO

Class A Shares	1.84%	-0.70%

Class C Shares	1.57%	-1.44%

Advisor Class Shares[1]	1.97%	-0.45%

Bloomberg Municipal Bond Index	1.94%	0.49%

	6 Months	12 Months

AB NEW YORK PORTFOLIO

Class A Shares	1.87%	-0.86%

Class C Shares	1.60%	-1.60%

Advisor Class Shares[1]	2.00%	-0.61%

Bloomberg Municipal Bond Index	1.94%	0.49%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared with its benchmark, the Bloomberg Municipal Bond Index, for the six- and 12-month periods ended May 31, 2023.

During the 12-month period, all share classes underperformed the benchmark with the exception of the Advisor Class of the California Portfolio, which outperformed, before sales charges. During the six-month period, the Advisor Class of all Portfolios, Class Z of the High Income Municipal Portfolio and Class A of the California Portfolio outperformed the benchmark, while all other share classes underperformed, before sales charges. For the 12-month period, an overweight to municipal credit detracted, relative to the benchmark, for all Portfolios. For the six-month period, an overweight to municipal credit contributed for all Portfolios with the exception of the High Income Municipal Portfolio.

California Portfolio: For the 12-month period, yield-curve positioning and sector allocation contributed to performance, while credit exposure detracted. Sector overweights to pre-refunded and taxable municipals contributed, while security selection in private higher education and airports/ports detracted. For the six-month period, yield-curve positioning, sector allocation and credit exposure contributed to performance. Security selection in prepaid energy detracted and assessment districts detracted.

High Income Municipal Portfolio: While the benchmark is fully invested in investment-grade securities, the Portfolio invests in below-investment-

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grade securities, which detracted over both periods. For the 12-month period, sector allocation and security selection detracted, while yield-curve positioning contributed. An underweight to single family housing and guaranteed sectors contributed, while security selection within senior living and electric utilities detracted. For the six-month period, sector allocation and security selection detracted, while yield-curve positioning contributed. An underweight to single family housing and guaranteed sectors contributed, while security selection within senior living and health care detracted.

National Portfolio: For the 12-month period, security selection detracted, while sector allocation contributed. An underweight to single family housing contributed and security selection within private higher education detracted. For the six-month period, security selection within mortgage pass-throughs contributed and a sector overweight to senior living detracted.

New York Portfolio: For the 12-month period, security selection detracted, while sector allocation contributed. A sector overweight to senior living detracted and security selection within electric utilities contributed. For the six-month period, security selection within toll roads/transit contributed and a sector overweight to primary education detracted.

All Portfolios used derivatives in the form of inflation Consumer Price Index (“CPI”) swaps and interest rate swaps for hedging purposes. The National Portfolio used credit default swaps for hedging purposes, while the High Income Municipal Portfolio used credit default swaps for hedging and investment purposes. During both periods, CPI swaps had no material impact on absolute returns for all Portfolios. Interest rate swaps added to returns for all Portfolios during both periods. Credit default swaps had no material impact on absolute returns for the National Portfolio during either period and had no material impact on the High Income Municipal Portfolio for the six-month period and added for the 12-month period. The High Income Municipal Portfolio used municipal market data rate locks for hedging purposes, which added to returns for both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

During the 12-month period ended May 31, 2023, the market was volatile as the yield on a 10-year AAA municipal bond rose from 2.45% to a peak of 3.41% at the end of October, then fell back down to 2.64%. This fall in yields took place after the November inflation print was lower than expected. After-tax spreads widened over the 12-month period, indicating municipals underperformed Treasuries. BBB credit spreads fluctuated due to rate volatility and outflow pressure, but remained relatively unchanged by the end of the period.

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The Portfolios’ Senior Investment Management Team continues to focus on real after-tax return by investing in municipal bonds that generate income exempt from federal income taxes.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. In the past, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

California	4.13%	0.49%

High Income Municipal	1.20%	0.00%

National	3.84%	0.14%

New York	1.18%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the California, National and New York Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. The High Income Municipal Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be noninvestment grade or investment grade.

Each Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios that invests in a named state pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. The National Portfolio may invest 25% or more of its net assets in a single state.

(continued on next page)

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The California, National and New York Portfolios may also invest in forward commitments; tender option bonds (“TOBs”); zero-coupon municipal securities; and variable-, floating- and inverse-floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

The High Income Municipal Portfolio may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds. The Portfolio may also invest in forward commitments; zero-coupon municipal securities and variable-, floating- and inverse-floating-rate municipal securities; and certain types of mortgage-related securities. The Portfolio may invest in derivatives, such as options, futures contracts, forwards and swaps. The Portfolio may make short sales of securities or maintain a short position and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of TOBs and derivative instruments, such as interest rate swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk (High Income Municipal Portfolio): Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state,

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DISCLOSURES AND RISKS (continued)

including economic, political and regulatory occurrences, court decisions, terrorism public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could

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DISCLOSURES AND RISKS (continued)

also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk (High Income Municipal Portfolio): To the extent the Portfolio uses leveraging techniques, such as TOBs, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

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DISCLOSURES AND RISKS (continued)

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolios to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to their different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB CALIFORNIA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2013 TO 5/31/2023

This chart illustrates the total value of an assumed $10,000 investment in AB California Portfolio Class A shares (from 5/31/2013 to 5/31/2023) as compared with the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB CALIFORNIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.43%	6.09%

1 Year	0.31%	-2.72%

5 Years	1.39%	0.77%

10 Years	2.14%	1.83%

CLASS C SHARES			2.78%	4.93%

1 Year	-0.54%	-1.51%

5 Years	0.63%	0.63%

10 Years[3]	1.38%	1.38%

ADVISOR CLASS SHARES[4]			3.79%	6.73%

1 Year	0.56%	0.56%

5 Years	1.64%	1.64%

10 Years	2.41%	2.41%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.76%, 1.51% and 0.51% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expenses to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE (continued)

AB CALIFORNIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	0.17%

5 Years	0.88%

10 Years	2.23%

CLASS C SHARES

1 Year	1.40%

5 Years	0.72%

10 Years[1]	1.78%

ADVISOR CLASS SHARES[2]

1 Year	3.53%

5 Years	1.75%

10 Years	2.81%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE

AB HIGH INCOME MUNICIPAL PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2013 TO 5/31/2023

This chart illustrates the total value of an assumed $10,000 investment in AB High Income Municipal Portfolio Class A shares (from 5/31/2013 to 5/31/2023) as compared with the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			4.39%	6.75%

1 Year	-3.66%	-6.55%

5 Years	1.39%	0.78%

10 Years	2.84%	2.53%

CLASS C SHARES			3.76%	5.78%

1 Year	-4.38%	-5.31%

5 Years	0.61%	0.61%

10 Years[3]	2.09%	2.09%

ADVISOR CLASS SHARES[4]			4.78%	7.35%

1 Year	-3.42%	-3.42%

5 Years	1.64%	1.64%

10 Years	3.11%	3.11%

CLASS Z SHARES[4]			4.77%	7.34%

1 Year	-3.41%	-3.41%

Since Inception[5]	1.71%	1.71%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios inclusive of interest expense as 0.85%, 1.60%, 0.60% and 0.59% for Class A, Class C, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 9/28/2018.

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HISTORICAL PERFORMANCE (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-2.08%

5 Years	0.77%

10 Years	3.24%

CLASS C SHARES

1 Year	-0.81%

5 Years	0.62%

10 Years[1]	2.80%

ADVISOR CLASS SHARES[2]

1 Year	1.18%

5 Years	1.64%

10 Years	3.83%

CLASS Z SHARES[2]

1 Year	1.09%

Since Inception[3]	1.71%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 9/28/2018.

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HISTORICAL PERFORMANCE

AB NATIONAL PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2013 TO 5/31/2023

This chart illustrates the total value of an assumed $10,000 investment in AB National Portfolio Class A shares (from 5/31/2013 to 5/31/2023) as compared with the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB NATIONAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.21%	4.94%

1 Year	-0.70%	-3.72%

5 Years	1.25%	0.64%

10 Years	1.99%	1.68%

CLASS C SHARES			2.55%	3.92%

1 Year	-1.44%	-2.41%

5 Years	0.50%	0.50%

10 Years[3]	1.24%	1.24%

ADVISOR CLASS SHARES[4]			3.57%	5.49%

1 Year	-0.45%	-0.45%

5 Years	1.50%	1.50%

10 Years	2.25%	2.25%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.77%, 1.52% and 0.52% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expenses to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE (continued)

AB NATIONAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.95%

5 Years	0.75%

10 Years	2.10%

CLASS C SHARES

1 Year	0.38%

5 Years	0.62%

10 Years[1]	1.66%

ADVISOR CLASS SHARES[2]

1 Year	2.38%

5 Years	1.61%

10 Years	2.68%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE

AB NEW YORK PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2013 TO 5/31/2023

This chart illustrates the total value of an assumed $10,000 investment in AB New York Portfolio Class A shares (from 5/31/2013 to 5/31/2023) as compared with the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB NEW YORK PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.19%	5.51%

1 Year	-0.86%	-3.80%

5 Years	1.14%	0.54%

10 Years	1.74%	1.42%

CLASS C SHARES			2.53%	4.37%

1 Year	-1.60%	-2.56%

5 Years	0.41%	0.41%

10 Years[3]	1.00%	1.00%

ADVISOR CLASS SHARES[4]			3.54%	6.11%

1 Year	-0.61%	-0.61%

5 Years	1.39%	1.39%

10 Years	2.00%	2.00%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.79%, 1.54% and 0.54% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expenses to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 21

HISTORICAL PERFORMANCE (continued)

AB NEW YORK PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.94%

5 Years	0.64%

10 Years	1.81%

CLASS C SHARES

1 Year	0.52%

5 Years	0.49%

10 Years[1]	1.38%

ADVISOR CLASS SHARES[2]

1 Year	2.54%

5 Years	1.50%

10 Years	2.39%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

(unaudited)

AB California Portfolio

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,023.40	$3.83	0.76%
Hypothetical**	$1,000	$1,021.14	$3.83	0.76%
Class C
Actual	$1,000	$1,018.60	$7.60	1.51%
Hypothetical**	$1,000	$1,017.40	$7.59	1.51%
Advisor Class
Actual	$1,000	$1,024.60	$2.52	0.50%
Hypothetical**	$1,000	$1,022.44	$2.52	0.50%

AB High Income Municipal Portfolio

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,019.20	$6.34	1.26%
Hypothetical**	$1,000	$1,018.65	$6.34	1.26%
Class C
Actual	$1,000	$1,015.40	$10.15	2.02%
Hypothetical**	$1,000	$1,014.86	$10.15	2.02%
Advisor Class
Actual	$1,000	$1,020.40	$5.04	1.00%
Hypothetical**	$1,000	$1,019.95	$5.04	1.00%
Class Z
Actual	$1,000	$1,020.40	$4.68	0.93%
Hypothetical**	$1,000	$1,020.29	$4.68	0.93%

AB National Portfolio

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,018.40	$3.82	0.76%
Hypothetical**	$1,000	$1,021.14	$3.83	0.76%
Class C
Actual	$1,000	$1,015.70	$7.59	1.51%
Hypothetical**	$1,000	$1,017.40	$7.59	1.51%
Advisor Class
Actual	$1,000	$1,019.70	$2.57	0.51%
Hypothetical**	$1,000	$1,022.39	$2.57	0.51%

24 | AB MUNICIPAL INCOME FUND	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB New York Portfolio

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,018.70	$3.88	0.77%
Hypothetical**	$1,000	$1,021.09	$3.88	0.77%
Class C
Actual	$1,000	$1,016.00	$7.64	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%
Advisor Class
Actual	$1,000	$1,020.00	$2.62	0.52%
Hypothetical**	$1,000	$1,022.34	$2.62	0.52%

*

Expenses are equal to the classes’ annualized expense ratios(interest expense incurred), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB MUNICIPAL INCOME FUND | 25

BOND RATING SUMMARY1

May 31, 2023 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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BOND RATING SUMMARY1 (continued)

May 31, 2023 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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PORTFOLIO OF INVESTMENTS

AB CALIFORNIA PORTFOLIO

May 31, 2023

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.1%
Long-Term Municipal Bonds – 93.9%
California – 88.1%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2047(a)	$17,955	$9,050,934
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	5,000	4,299,514
5.00%, 10/01/2045	2,500	2,565,707
Bay Area Toll Authority Series 2021 3.69% (MUNIPSA + 0.28%), 04/01/2056(b)	2,500	2,494,985
3.71% (MUNIPSA + 0.30%), 04/01/2056(b)	2,000	1,950,328
3.82% (MUNIPSA + 0.41%), 04/01/2056(b)	10,000	9,720,089
Series 2023-F 5.00%, 04/01/2025	2,525	2,617,894
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,375	10,844,795
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	5,745	5,745,924
Series 2023 5.00%, 12/01/2053	8,650	9,091,393
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	3,965,179
Series 2022-A 4.00%, 05/01/2053	3,675	3,664,855
Series 2023 5.00%, 07/01/2053	7,000	7,340,149
5.02% (SOFR + 1.63%), 07/01/2053(b)	5,000	4,976,734

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043	$3,600	$3,659,073
5.25%, 05/01/2048	2,750	2,777,724
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(c)	985	802,578
4.00%, 02/01/2056(c)	1,000	823,149
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	2,000	1,646,298
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	500	329,314
4.00%, 08/01/2046(c)	4,000	3,157,332
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	2,000	1,313,370
California County Tobacco Securitization Agency Series 2020-A 4.00%, 06/01/2040	1,365	1,332,431
4.00%, 06/01/2049	12,155	11,141,890
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,170	2,188,865
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,291,392
5.00%, 12/01/2044	6,885	6,919,431
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	4,415	4,533,166

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	$4,000	$4,103,602
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,478,747
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031	2,000	2,090,340
California Enterprise Development Authority (Provident Group-SDSU Properties LLC) Series 2020-A 5.00%, 08/01/2050	1,030	1,036,915
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	1,000	791,461
California Enterprise Development Authority (Rocklin Academy (The)) Series 2021 4.00%, 06/01/2051(c)	1,875	1,442,504
4.00%, 06/01/2061(c)	840	615,016
California Health Facilities Financing Authority Series 2013-A 5.00%, 07/01/2037 (Pre-refunded/ETM)	2,500	2,502,853
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,406,449
5.00%, 08/15/2036	3,000	3,076,591
5.00%, 08/15/2042	2,000	2,021,024
5.00%, 08/15/2047	1,000	1,000,362
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2037	5,165	5,065,965
4.00%, 04/01/2038	7,000	6,839,329
4.00%, 04/01/2040	3,000	2,905,324
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2046	13,865	13,529,898

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) Series 2013-A 5.00%, 07/01/2033 (Pre-refunded/ETM)	$5,000	$5,005,705
California Housing Finance Agency Series 2023-1, Class A 4.375%, 09/20/2036	2,000	1,976,023
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 3.76% (MUNIPSA + 0.35%), 08/01/2047(b)	6,300	6,221,502
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(c)	20,000	19,929,478
7.75%, 01/01/2050(c)	1,890	1,881,987
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2016 5.00%, 01/01/2036(c)	1,500	1,267,997
California Municipal Finance Authority Series 2015-A 5.00%, 02/01/2046 (Pre-refunded/ETM)	1,380	1,422,709
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,915,643
5.00%, 06/01/2046	1,500	1,457,199
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,960	2,898,245
5.00%, 04/01/2041	3,000	2,776,082
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	565	585,710
5.00%, 10/01/2033	625	647,084
5.00%, 10/01/2034	570	589,172

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2035	$600	$617,630
5.00%, 10/01/2036	1,150	1,178,110
5.00%, 10/01/2037	2,000	2,040,754
5.00%, 10/01/2039	2,000	2,032,839
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	1,340	1,139,447
4.00%, 10/01/2051	1,200	988,876
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2041	3,470	3,558,340
5.00%, 05/15/2042	4,705	4,811,574
5.00%, 05/15/2049	4,500	4,556,796
5.00%, 05/15/2052	1,575	1,591,393
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2054(c)	1,000	947,149
California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group) Series 2022 4.00%, 11/15/2042	560	433,500
4.00%, 11/15/2052	3,605	2,526,344
4.00%, 11/15/2056	1,685	1,150,512
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	1,295	1,022,603
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,215,833
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047	5,000	4,400,987
5.00%, 12/31/2036	5,685	5,850,719
5.00%, 12/31/2037	4,000	4,100,326
5.00%, 12/31/2047	10,005	10,085,609

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	$10,000	$10,638,992
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	5,000	4,865,170
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d)(e)(f)	2,745	54,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2023 5.00%, 07/01/2035(c)	2,000	2,120,197
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c)	2,200	1,319,981
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)	9,740	9,972,794
5.00%, 11/21/2045(c)	8,000	8,088,907
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	2,000	2,117,771
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(c)	2,500	2,398,322
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,014,537
5.00%, 10/15/2047	2,665	2,646,888
California School Finance Authority Series 2023 5.50%, 08/01/2043(c)(g)	550	554,210
5.50%, 08/01/2047(c)(g)	525	522,185

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)	$2,750	$2,531,377
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)	4,675	4,689,595
Series 2016 5.25%, 07/01/2052(c)	2,500	2,519,940
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)	2,000	1,864,637
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)	1,200	1,162,431
5.00%, 06/01/2047(c)	1,565	1,430,320
California School Finance Authority (Classical Academy Obligated Group) Series 2020-A 5.00%, 10/01/2050(c)	3,000	2,970,559
Series 2021 4.00%, 10/01/2046(c)	1,250	1,047,894
Series 2022 5.00%, 10/01/2061(c)	2,000	1,934,061
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)	2,325	2,162,865
5.00%, 06/01/2051(c)	2,910	2,649,367
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)	430	414,483
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)	4,770	4,644,141
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)	625	574,811

34 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(c)	$1,000	$986,956
Series 2022 5.00%, 08/01/2032(c)	750	777,301
5.75%, 08/01/2052(c)	1,650	1,715,842
California School Finance Authority (Hawking STEAM Charter Schools, Inc.) Series 2022 5.00%, 07/01/2042(c)	1,860	1,765,616
5.25%, 07/01/2052(c)	2,755	2,602,156
5.375%, 07/01/2056(c)	995	948,475
5.50%, 07/01/2062(c)	1,775	1,708,819
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)	935	956,444
5.00%, 07/01/2047(c)	2,485	2,500,527
Series 2019-A 5.00%, 07/01/2049(c)	2,000	2,013,496
Series 2020-A 4.00%, 07/01/2055(c)	835	693,093
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034(c)	600	606,959
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)	2,300	2,338,714
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)	1,000	981,273
5.00%, 06/01/2046(c)	2,500	2,286,242
Series 2017 5.125%, 06/01/2047(c)	700	648,575
Series 2017-G 5.00%, 06/01/2037(c)	360	348,384
5.00%, 06/01/2053(c)	2,075	1,840,291

abfunds.com	AB MUNICIPAL INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Summit Public Schools Obligated Group) Series 2017 5.00%, 06/01/2047(c)	$1,500	$1,342,001
5.00%, 06/01/2053(c)	3,800	3,302,531
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	575	577,470
6.00%, 10/01/2049	715	715,561
California State University Series 2020-D 1.49%, 11/01/2028	1,500	1,286,059
Series 2021-B 2.144%, 11/01/2033	6,000	4,784,017
California Statewide Communities Development Authority AGM Series 2014 5.00%, 11/15/2034 (Pre-refunded/ETM)	2,500	2,570,016
5.00%, 11/15/2044 (Pre-refunded/ETM)	2,000	2,056,013
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)	1,135	1,156,081
5.00%, 11/01/2041(c)	1,875	1,843,904
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	1,000	1,037,318
5.00%, 05/15/2035	1,410	1,456,365
5.00%, 05/15/2036	1,500	1,542,705
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,079,945
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	2,000	2,130,719

36 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(c)	$1,000	$977,580
Series 2019 5.00%, 06/01/2051(c)	3,165	2,898,112
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)	5,000	5,010,596
5.00%, 12/01/2041(c)	1,315	1,272,074
5.25%, 12/01/2056(c)	1,700	1,596,120
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)	2,295	2,217,540
5.25%, 07/01/2049(c)	2,675	2,441,530
5.25%, 07/01/2052(c)	1,565	1,412,315
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001-B Zero Coupon, 08/01/2025	4,650	4,224,459
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2019 5.00%, 04/01/2025	3,520	3,639,941
City of Atwater CA Wastewater Revenue AGM Series 2017-A 5.00%, 05/01/2040	1,000	1,051,240
5.00%, 05/01/2043	1,000	1,047,294
City of Fairfield CA (City of Fairfield CA COP) AGC Series 2007 Zero Coupon, 04/01/2035	3,700	2,353,487
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027	650	653,072
5.00%, 09/02/2029	1,110	1,115,609
City of Irvine CA (City of Irvine CA Community Facilities District No. 2013-3) Series 2018 5.00%, 09/01/2043	2,400	2,446,346
5.00%, 09/01/2048	4,250	4,310,197

abfunds.com	AB MUNICIPAL INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032	$1,100	$1,126,633
5.00%, 05/15/2040	2,250	2,279,390
5.00%, 05/15/2045	2,250	2,273,756
City of Los Angeles CA Series 2022 4.00%, 06/29/2023	30,250	30,270,758
City of Los Angeles CA Wastewater System Revenue Series 2013-B 5.00%, 06/01/2031	5,000	5,004,591
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049	2,000	1,533,718
5.00%, 05/15/2045	1,500	1,577,495
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025	1,685	1,692,633
5.00%, 09/02/2028	530	532,655
5.00%, 09/02/2030	745	748,777
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2033	10,090	10,571,581
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,372,293
5.00%, 09/01/2034	1,000	1,041,757
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	657,647
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020-E 2.825%, 11/01/2041	4,890	3,744,231
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,151,047

38 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 03/01/2034	$2,000	$2,090,199
5.00%, 03/01/2035	3,500	3,644,593
5.00%, 03/01/2037	1,800	1,858,573
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,050,137
5.00%, 01/01/2047	3,895	3,965,246
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	2,000	1,520,306
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	2,000	1,314,737
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	3,000	2,466,304
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)	4,000	2,606,683
4.00%, 08/01/2047(c)	1,000	777,294
Coast Community College District Series 2019-F 3.00%, 08/01/2036	850	780,907
3.00%, 08/01/2037	940	843,882
3.00%, 08/01/2038	2,175	1,916,140
County of Los Angeles CA Community Facilities District No.2021-01 Series 2022 5.00%, 09/01/2047	2,750	2,756,179
5.00%, 09/01/2052	2,500	2,474,764
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	1,002,515
5.00%, 09/01/2045	1,250	1,261,142
County of Sacramento CA Airport System Revenue Series 2016-B 5.00%, 07/01/2036	1,755	1,835,251

abfunds.com	AB MUNICIPAL INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)	$1,000	$687,753
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	4,000	2,763,962
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	3,000	2,257,711
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	5,000	3,661,369
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)	1,000	824,685
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(c)	1,000	678,380
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	1,000	675,894
4.00%, 07/01/2058(c)	1,000	692,121
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	2,500	1,860,397
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	1,000	657,368
4.00%, 12/01/2056(c)	1,000	707,172

40 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	$2,000	$1,352,677
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Towne at Glendale Apartments) Series 2022 0.00%, 09/01/2062(a)(c)	1,645	789,754
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	2,400	1,767,447
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	668,360
4.00%, 10/01/2048(c)	3,000	2,141,028
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,500	982,203
Foothill-Eastern Transportation Corridor Agency Series 2021-C 4.00%, 01/15/2043	1,500	1,448,380
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,039,098
Garden Grove Unified School District Series 2013-C 5.00%, 08/01/2032 (Pre-refunded/ETM)	2,535	2,541,823
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2030 (Pre-refunded/ETM)	2,500	2,779,190
Series 2021 1.85%, 06/01/2031	1,175	1,175,000
3.115%, 06/01/2038	5,000	3,971,110
3.85%, 06/01/2050	4,515	4,085,087
Series 2021-B Zero Coupon, 06/01/2066	10,000	1,011,594
Series 2022 5.00%, 06/01/2051	10,000	10,414,060

abfunds.com	AB MUNICIPAL INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2045(c)	$5,000	$4,277,979
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No. 2013-3) BAM Series 2023 Zero Coupon, 09/01/2049	1,300	369,503
Zero Coupon, 09/01/2050	1,250	337,346
Irvine Unified School District Series 2017-B 5.00%, 09/01/2047	995	1,005,600
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031	2,690	2,770,384
5.00%, 09/01/2035	1,835	1,884,765
Los Angeles County Public Works Financing Authority (County of Los Angeles CA Lease) Series 2020 4.00%, 12/01/2039	5,500	5,561,822
Los Angeles Department of Water & Power Water System Revenue Series 2021-C 5.00%, 07/01/2041	1,250	1,370,057
Series 2022-C 5.00%, 07/01/2042	8,750	9,756,411
Los Angeles Unified School District/CA Series 2009 5.75%, 07/01/2034	2,000	2,134,469
Series 2020-C 4.00%, 07/01/2037	6,000	6,151,858
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	830	963,556
Series 2009-B 6.50%, 11/01/2039	10,000	11,609,103
Menifee Union School District Series 2018 5.00%, 09/01/2043	1,000	1,016,047
5.00%, 09/01/2048	1,215	1,227,143
Metropolitan Water District of Southern California Series 2021-D 3.55% (MUNIPSA + 0.14%), 07/01/2037(b)	2,100	2,093,360

42 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2031 (Pre-refunded/ETM)	$1,640	$1,708,226
5.00%, 08/01/2032 (Pre-refunded/ETM)	1,500	1,562,402
5.00%, 08/01/2033 (Pre-refunded/ETM)	2,200	2,291,522
Orange County Transportation Authority (91 Express Lanes Toll Road) Series 2013 5.00%, 08/15/2029	2,360	2,366,557
Orange County Water District Series 2019-C 4.00%, 08/15/2034	1,250	1,323,415
Oxnard Financing Authority (City of Oxnard CA Wastewater Revenue) AGM Series 2014 5.00%, 06/01/2031	5,250	5,329,662
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2036	5,000	5,095,074
Series 2016-A 5.00%, 08/01/2031	1,285	1,364,772
Series 2017 5.00%, 11/01/2042	1,000	1,006,665
Port of Oakland Series 2021 5.00%, 05/01/2025	4,640	4,751,512
Poway Unified School District Public Financing Authority Series 2015-A 5.00%, 09/01/2033	1,500	1,537,163
5.00%, 09/01/2034	995	1,019,316
Redding Joint Powers Financing Authority Series 2015-A 5.00%, 06/01/2030	1,350	1,418,752
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2040	10,000	11,181,448
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032	500	545,507
5.00%, 09/01/2033	500	543,737
5.00%, 09/01/2037	2,235	2,381,064

abfunds.com	AB MUNICIPAL INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No.2003-1) Series 2022 5.00%, 09/01/2052	$5,200	$4,833,488
Riverside County Transportation Commission Series 2021 4.00%, 06/01/2040	3,330	3,162,435
4.00%, 06/01/2041	1,765	1,661,385
Riverside County Transportation Commission Sales Tax Revenue Series 2013-A 5.25%, 06/01/2032 (Pre-refunded/ETM)	9,165	9,165,000
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.875% (LIBOR 3 Month + 0.55%), 06/01/2034(b)	1,430	1,358,761
3.895% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	5,375	4,775,385
San Diego County Regional Airport Authority Series 2013-B 5.00%, 07/01/2043 (Pre-refunded/ETM)	4,000	4,003,744
Series 2019-A 4.00%, 07/01/2038	2,000	2,012,922
Series 2020 5.00%, 07/01/2035	650	697,710
5.00%, 07/01/2036	500	529,843
5.00%, 07/01/2037	250	263,084
5.00%, 07/01/2038	250	262,144
5.00%, 07/01/2039	255	266,483
5.00%, 07/01/2040	250	260,355
Series 2021-A 4.00%, 07/01/2056	4,750	4,421,287
Series 2021-B 4.00%, 07/01/2041	3,010	2,829,115
4.00%, 07/01/2046	2,500	2,323,499
San Diego Unified School District/CA Series 2013-C 5.00%, 07/01/2032 (Pre-refunded/ETM)	3,180	3,184,151
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2029	1,310	1,322,487

44 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco – Mission Bay South) Series 2016-B 5.00%, 08/01/2033	$1,000	$1,054,566
5.00%, 08/01/2035	1,000	1,054,712
Series 2016-C 5.00%, 08/01/2032	1,000	1,058,195
5.00%, 08/01/2035	1,000	1,054,712
San Francisco Intl Airport Series 2017-A 5.00%, 05/01/2042	2,000	2,047,733
Series 2022-C 3.283%, 05/01/2036	3,000	2,532,059
San Joaquin Hills Transportation Corridor Agency Series 2014-A 5.00%, 01/15/2044 (Pre-refunded/ETM)	2,450	2,525,708
Santa Clara Valley Transportation Authority (Santa Clara Valley Transportation Authority 2000 Measure A Sales Tax) Series 2010 5.876%, 04/01/2032	2,000	2,116,305
Santa Clara Valley Water District Safe Clean Water Revenue (Santa Clara Valley Water District Safe Clean Water Revenue Lease) Series 2022-A 5.00%, 08/01/2049	1,210	1,338,222
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,018,100
Southern California Public Power Authority Series 2020 5.00%, 04/01/2024	3,765	3,804,628
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2033	5,000	5,088,513
5.00%, 07/01/2034	3,200	3,256,307
State of California Series 2004 5.30%, 04/01/2029	5	5,011

abfunds.com	AB MUNICIPAL INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2014 5.00%, 12/01/2030	$2,000	$2,014,953
Series 2017 5.00%, 11/01/2024	5,790	5,949,466
Series 2019 5.00%, 10/01/2025	3,950	4,117,954
Series 2022 5.00%, 09/01/2025	7,000	7,285,372
5.00%, 09/01/2042	7,000	7,852,742
Series 2023 5.00%, 10/01/2042	1,000	1,128,297
5.25%, 10/01/2050	5,000	5,670,512
6.00%, 03/01/2033	4,000	4,425,844
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2033	2,800	2,966,032
5.00%, 09/01/2034	1,000	1,059,121
Successor Agency to the Redev of San Francisco – Mission Bay North Series 2016-A 5.00%, 08/01/2032	1,025	1,084,650
5.00%, 08/01/2034	1,105	1,167,047
5.00%, 08/01/2035	595	627,554
5.00%, 08/01/2036	775	814,419
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021
Zero Coupon, 06/01/2060	10,000	1,551,749
5.00%, 06/01/2023	1,160	1,160,000
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2037	1,000	1,067,852
5.00%, 06/01/2048	13,440	13,832,930
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2040	1,000	1,033,560
5.00%, 10/01/2045	2,000	2,048,858
5.00%, 10/01/2049	2,200	2,232,945
University of California Series 2023-B 4.693%, 05/15/2033	5,600	5,623,776

46 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 05/15/2035	$5,000	$6,016,551
5.00%, 05/15/2036	5,000	5,889,341
Upland Unified School District Series 2011-C Zero Coupon, 08/01/2035	1,020	648,906
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031	4,000	4,064,839
5.00%, 01/01/2032	3,700	3,759,582
Washington Township Health Care District Series 2017-B 5.00%, 07/01/2032	2,000	2,050,767
5.00%, 07/01/2033	1,500	1,537,253

		875,458,020

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	430	447,109
Series 2018 7.125%, 09/01/2038(c)	1,385	1,510,607

		1,957,716

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	100	102,596
5.00%, 01/01/2038	100	102,066
5.00%, 01/01/2039	100	103,363
5.00%, 01/01/2048	215	215,270
5.00%, 01/01/2056	655	662,323
5.00%, 01/01/2059	220	213,278

		1,398,896

Guam – 2.0%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	700	560,492
Series 2023 5.375%, 10/01/2040(g)	250	244,507
5.375%, 10/01/2043(g)	1,050	1,027,706
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,335	1,346,142

abfunds.com	AB MUNICIPAL INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam Power Authority Series 2017-A 5.00%, 10/01/2036	$2,940	$3,022,374
5.00%, 10/01/2037	1,300	1,328,543
5.00%, 10/01/2040	1,000	1,017,670
Series 2022-A 5.00%, 10/01/2044	3,700	3,784,205
Territory of Guam Series 2019 5.00%, 11/15/2031	265	272,202
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	3,805	3,906,483
5.00%, 12/01/2030	415	425,971
5.00%, 12/01/2032	455	466,593
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,629,836

		20,032,724

Illinois – 0.2%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	2,000	2,072,011

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)	200	215,166

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	305	307,827

Puerto Rico – 2.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	445	424,345
Zero Coupon, 07/01/2033	1,238	725,288
4.00%, 07/01/2033	410	376,042
4.00%, 07/01/2035	9	7,803
4.00%, 07/01/2037	7	6,504
4.00%, 07/01/2041	10	8,506
4.00%, 07/01/2046	11	8,535
5.25%, 07/01/2023	283	283,205

48 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.375%, 07/01/2025	$521	$531,832
5.625%, 07/01/2027	2,301	2,404,858
5.625%, 07/01/2029	500	529,613
5.75%, 07/01/2031	145	156,408
Series 2022-C 0.00%, 11/01/2043	64	31,214
HTA HRRB Custodial Trust Series 2022 5.50%, 07/01/2031	140	143,850
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	1,020	1,013,190
5.25%, 07/01/2036	1,070	1,079,368
5.25%, 07/01/2041	725	729,524
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(c)	2,490	2,526,962
5.00%, 07/01/2035(c)	1,945	1,944,919
Series 2022-A 5.00%, 07/01/2037(c)	250	247,499
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,000	1,001,258
NATL Series 2007-V 5.25%, 07/01/2032	1,000	986,228
5.25%, 07/01/2034	1,000	985,778
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	1,505	1,442,919
Series 2022-B Zero Coupon, 07/01/2032	805	511,811
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d)(e)	1,900	1,929,605
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	847	648,223
Series 2019-A 4.329%, 07/01/2040	1,065	986,648
4.55%, 07/01/2040	90	85,654
5.00%, 07/01/2058	2,900	2,770,798

		24,528,387

abfunds.com	AB MUNICIPAL INCOME FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	$1,010	$942,682

Texas – 0.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	1,805	1,746,090

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)	130	98,511
5.00%, 01/01/2049(c)	100	73,157
5.00%, 01/01/2055(c)	410	289,650

		461,318

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	115	87,798
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(h)	2,000	1,788,410

		1,876,208

Indiana – 0.2%
City of Fort Wayne IN (Do Good Foods Fort Wayne LLC Obligated Group) Series 2022 9.00%, 12/01/2044(c)	1,480	1,459,275
10.75%, 12/01/2029	200	199,248

		1,658,523

Total Long-Term Municipal Bonds (cost $984,762,515)		932,655,568

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 0.2%
California – 0.2%
Calleguas-Las Virgenes Public Financing Authority Series 2008-A 2.90%, 07/01/2037(i) (cost $2,355,000)	$2,355	$2,355,000

Total Municipal Obligations (cost $987,117,515)		935,010,568

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.7%
Agency CMBS – 2.7%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	7,789	7,519,207
Series 2021-1, Class A 3.50%, 11/20/2035	7,115	6,606,152
Series 2021-2, Class A 3.75%, 03/25/2035	6,368	6,152,007
Series 2021-2, Class X 0.824%, 03/25/2035(j)	2,939	153,080
Series 2021-3, Class A 3.25%, 08/20/2036	1,954	1,745,963
Series 2021-3, Class X 0.77%, 08/20/2036(j)	2,589	142,471
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,648	2,826,882
Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,976	1,737,580
Series 2022-ML13, Class XCA 0.95%, 07/25/2036(j)	5,532	322,675

Total Commercial Mortgage-Backed Securities (cost $32,525,428)		27,206,017

abfunds.com	AB MUNICIPAL INCOME FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(k)(l)(m) (cost $17,006,603)	17,006,603	$17,006,603

Total Investments – 98.5% (cost $1,036,649,546)		979,223,188
Other assets less liabilities – 1.5%		14,649,257

Net Assets – 100.0%		$993,872,445

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	6,350	01/15/2025	2.565%	CPI#	Maturity	$558,414	$	– 0	–	$558,414
USD	3,340	01/15/2025	4.028%	CPI#	Maturity	93,573		– 0	–	93,573
USD	3,175	01/15/2025	2.585%	CPI#	Maturity	276,660		– 0	–	276,660
USD	3,175	01/15/2025	2.613%	CPI#	Maturity	273,154		– 0	–	273,154
USD	37,160	01/15/2027	CPI#	3.336%	Maturity	(1,385,399)		– 0	–	(1,385,399)
USD	10,000	01/15/2027	CPI#	3.466%	Maturity	(292,144)		(9,873)		(282,271)
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	3,556,869		– 0	–	3,556,869
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	3,403,881		– 0	–	3,403,881
USD	16,830	01/15/2029	CPI#	3.735%	Maturity	221,169		– 0	–	221,169
USD	3,150	01/15/2029	CPI#	3.408%	Maturity	(45,352)		– 0	–	(45,352)
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	1,038,302		– 0	–	1,038,302
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	1,029,615		– 0	–	1,029,615
USD	655	01/15/2030	1.714%	CPI#	Maturity	99,352		– 0	–	99,352
USD	655	01/15/2030	1.731%	CPI#	Maturity	98,315		– 0	–	98,315
USD	6,200	01/15/2031	2.782%	CPI#	Maturity	374,947		– 0	–	374,947
USD	5,700	01/15/2031	2.680%	CPI#	Maturity	402,002		– 0	–	402,002
USD	5,120	01/15/2032	CPI#	3.064%	Maturity	(137,278)		– 0	–	(137,278)
USD	5,250	04/15/2032	CPI#	2.909%	Maturity	(210,923)		– 0	–	(210,923)
USD	1,120	04/15/2032	CPI#	2.748%	Maturity	(64,461)		– 0	–	(64,461)

						$9,290,696		$(9,873)		$9,300,569

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	50,000	01/15/2027	1 Day SOFR	3.682%	Annual	$(271,673)	$	– 0	–	$(271,673)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	(577,949)		– 0	–	(577,949)
USD	22,100	04/30/2030	1 Day SOFR	3.369%	Annual	(87,953)		– 0	–	(87,953)
USD	29,000	04/15/2032	3.120%	1 Day SOFR	Annual	669,316		– 0	–	669,316
USD	14,500	04/15/2032	2.455%	1 Day SOFR	Annual	1,077,917		– 0	–	1,077,917
USD	8,000	04/15/2032	1.618%	1 Day SOFR	Annual	1,112,653		– 0	–	1,112,653
USD	3,000	04/15/2032	1.280%	1 Day SOFR	Annual	495,521		– 0	–	495,521

						$2,417,832	$	– 0	–	$2,417,832

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA	*	Quarterly	$1,274,627	$	– 0 –	$1,274,627

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2023.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2023.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2023, the aggregate market value of these securities amounted to $191,014,130 or 19.2% of net assets.

(d)	Non-income producing security.

(e)	Defaulted.

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$2,745,000	$54,900	0.01%

(g)	When-Issued or delayed delivery security.

abfunds.com	AB MUNICIPAL INCOME FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.18% of net assets as of May 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$2,000,000	$1,788,410	0.18%

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	IO – Interest Only.

(k)	Affiliated investments.

(l)	The rate shown represents the 7-day yield as of period end.

(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.5%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

54 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS

AB HIGH INCOME MUNICIPAL PORTFOLIO

May 31, 2023

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 105.7%
Long-Term Municipal Bonds – 105.7%
Alabama – 4.0%
Black Belt Energy Gas District 1.00%, 02/01/2053(a)	$10,000	$10,046,676
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	3,000	2,966,651
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053(a)	10,000	10,741,963
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	18,565	19,585,006
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 1.00% (SOFR + 2.42%), 01/01/2053(a)(b)	10,000	10,235,247
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	52,910	55,525,220
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	15,000	10,611,415

		119,712,178

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	7,095	7,377,290

Arizona – 2.0%
Arizona Industrial Development Authority (BASIS Schools, Inc. Obligated Group) Series 2017-D 5.00%, 07/01/2051(c)	1,885	1,674,734

abfunds.com	AB MUNICIPAL INCOME FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(c)	$1,000	$936,163
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(c)	10,000	8,200,093
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	2,000	1,560,482
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(c)(d)(e)	10,420	5,731,000
Series 2021-A 5.50%, 07/01/2031(c)(d)(e)	480	264,000
6.00%, 07/01/2051(c)(d)(e)	3,000	1,650,000
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(c)	1,000	744,450
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	2,865	2,433,532
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	10,477,902
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools, Inc. Obligated Group) Series 2015 5.00%, 07/01/2035(c)	1,000	1,000,349
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(c)	3,250	3,274,651

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

6.875%, 11/15/2052(c)	$2,000	$2,004,716
7.00%, 11/15/2057(c)	1,000	1,002,001
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(c)	5,000	4,639,202
5.00%, 07/01/2055(c)	1,000	859,031
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018 6.00%, 07/01/2038(c)	2,000	2,084,111
Series 2018-A 6.00%, 07/01/2052(c)	5,170	5,250,941
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(c)	3,600	3,042,043
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(c)	1,000	879,684
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,377,727
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(c)	1,225	762,506

		59,849,318

Arkansas – 0.1%
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	2,300	2,237,531

California – 9.1%
ARC70 II TRUST Series 2021 0.00%, 12/01/2059	3,000	2,501,043

abfunds.com	AB MUNICIPAL INCOME FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	$16,020	$16,745,408
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.679%, 07/01/2053(a)	10,000	9,953,469
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	5,200	4,280,374
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	13,500	11,112,509
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	11,070	7,291,016
4.00%, 08/01/2046(c)	3,335	2,632,426
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	5,000	3,283,424
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(c)	32,000	1,758,896
5.50%, 02/01/2040(c)	2,000	1,813,196
Series 2022-A 4.50%, 08/01/2052(c)	6,000	4,959,568
California County Tobacco Securitization Agency Series 2020-B Zero Coupon, 06/01/2055	22,000	3,665,372

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2019-V 5.00%, 05/01/2049	$1,730	$2,026,140
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 7.75%, 01/01/2050(c)	7,445	7,413,437
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(c)	1,990	1,508,189
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,000	1,958,273
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(c)	870	858,227
6.875%, 01/01/2042(c)	3,415	3,279,192
Series 2014 5.00%, 01/01/2035	1,050	897,194
5.25%, 01/01/2045	2,025	1,599,051
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043	5,000	5,066,812
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012-A 5.30%, 08/01/2047	1,675	1,621,678
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d)(e)(f)	3,795	75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(c)	8,595	8,514,704

abfunds.com	AB MUNICIPAL INCOME FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c)	$515	$308,995
California Public Finance Authority (Enso Village) Series 2021 5.00%, 11/15/2036(c)	1,000	970,437
5.00%, 11/15/2046(c)	1,000	888,754
5.00%, 11/15/2051(c)	1,000	866,738
5.00%, 11/15/2056(c)	1,000	852,566
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(c)	200	197,092
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(c)	3,790	3,290,713
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(c)	3,500	3,509,141
5.00%, 07/01/2051(c)	1,750	1,751,560
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(c)	1,165	1,036,191
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)	1,000	930,265
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.125%, 07/01/2044(c)	2,850	2,862,649
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2046(c)	5,575	5,220,675
Series 2018 5.25%, 12/01/2048(c)	6,080	5,784,402

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(c)	$1,000	$902,438
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	10,000	7,601,530
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	6,550	4,305,762
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	5,000	4,110,508
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)	6,800	4,431,361
4.00%, 08/01/2047(c)	3,000	2,331,881
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(c)	7,500	5,110,453
4.00%, 05/01/2057(c)	10,000	6,877,528
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	3,275	2,262,994
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(c)	5,000	4,081,428
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	7,500	5,492,053

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)	$10,000	$8,246,850
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(c)	3,105	2,106,368
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	5,800	3,920,182
4.00%, 07/01/2058(c)	7,360	5,094,008
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	3,100	2,306,892
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(c)	5,500	3,659,643
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	2,000	1,314,737
4.00%, 12/01/2056(c)	9,600	6,788,851
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	1,000	676,339
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(c)	5,000	3,743,890
Series 2021-A2 4.00%, 07/01/2056(c)	10,000	7,364,362

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	$2,500	$1,637,004
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	74,625	7,549,020
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(c)	16,525	13,237,541
San Joaquin Hills Transportation Corridor Agency Series 2021-A 4.00%, 01/15/2044	5,518	5,260,158
Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036	3,600	3,629,793
State of California Series 2023 5.25%, 10/01/2050	700	793,872
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	3,250	504,318
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	6,520	1,200,657
5.00%, 06/01/2039	680	719,874
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046	5,465	1,024,476
University of California Series 2023-B 5.00%, 05/15/2043	10,000	11,242,124

		272,814,571

Colorado – 3.3%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	10,000	8,939,219

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Broadway Station Metropolitan District No. 3 Series 2019 5.00%, 12/01/2039	$750	$641,917
5.00%, 12/01/2049	1,750	1,346,180
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(c)	5,730	5,394,868
Series 2022 6.50%, 12/01/2053	1,000	1,003,521
City & County of Denver CO Airport System Revenue Series 2015-A 5.00%, 12/01/2048(a)	10,000	10,201,690
Clear Creek Station Metropolitan District No. 2 Series 2017-A 5.00%, 12/01/2047	1,000	924,735
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051	1,100	880,257
4.00%, 05/01/2061	1,250	954,411
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,119,409
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	855,454
5.125%, 11/01/2049	765	737,660
Colorado Health Facilities Authority 5.25%, 11/01/2038(a)	2,200	2,360,456
5.25%, 11/01/2039(a)	2,600	2,777,814
5.25%, 11/01/2052(a)	5,000	5,197,012
Colorado Health Facilities Authority (Intermountain Healthcare) Series 2022-S 5.00%, 05/15/2052(a)	10,000	10,571,739
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	1,565,501

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	$1,750	$1,259,365
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	735	706,683
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041	1,175	934,248
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(c)	1,750	1,194,658
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039	1,405	1,293,667
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(g)	10,000	7,355,674
Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052	1,000	907,505
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	9,760	7,804,707
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(c)	2,000	1,677,805
Meridian Ranch Metropolitan District (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.75%, 12/01/2052	1,500	1,464,418
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(c)	1,000	943,091
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(c)	3,810	2,590,800

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042	$3,000	$2,686,615
5.00%, 12/01/2052	1,000	851,806
Sagebrush Farm Metropolitan District No. 1 Series 2022-A 6.75%, 12/01/2052	1,500	1,465,705
Spring Hill Metropolitan District No. 3 Series 2022-A 6.75%, 12/01/2052(c)	2,000	2,016,339
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038	1,060	981,641
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,000	2,021,230
6.75%, 12/01/2053	3,000	3,022,750
Series 2023 8.375%, 12/15/2054	1,000	989,342
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	189	159,145
AGM Series 2020 5.00%, 12/01/2027	195	208,899
5.00%, 12/01/2030	270	296,817
5.00%, 12/01/2050	205	213,812
Verve Metropolitan District No. 1 Series 2023 6.50%, 12/01/2043	1,000	919,583
6.75%, 12/01/2052	1,000	910,299

		100,348,447

Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036	500	491,366
4.00%, 07/01/2037	800	774,073
State of Connecticut Series 2013-E 5.00%, 08/15/2031	10	10,029
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053	1,000	1,010,332

		2,285,800

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Delaware – 0.3%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(c)	$7,500	$7,500,000

District of Columbia – 0.9%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041	3,070	3,076,884
5.00%, 06/01/2046	635	632,042
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,000	1,005,262
5.00%, 07/01/2048	5,800	5,774,478
District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(c)	1,425	1,314,179
Series 2021 5.00%, 06/01/2061(c)	1,000	821,754
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	164,000	14,518,930

		27,143,529

Florida – 5.7%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	2,400	1,887,010
4.00%, 10/01/2046	1,750	1,274,896
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044	4,000	3,981,681
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)	15,000	12,899,921

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Bexley Community Development District Series 2016 4.875%, 05/01/2047	$2,050	$1,873,676
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2023 5.00%, 04/01/2027	2,320	2,414,006
5.00%, 04/01/2029	2,560	2,736,531
5.00%, 04/01/2031	2,825	3,084,999
5.00%, 04/01/2033	3,110	3,450,585
5.00%, 04/01/2038	3,435	3,683,100
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(c)	1,550	1,063,566
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,349,135
5.00%, 10/01/2032	1,000	1,037,188
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(c)	1,500	1,129,783
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(c)	27,000	1,721,933
3.375%, 07/01/2031(c)	1,000	931,551
5.00%, 07/01/2056(c)	14,500	12,968,452
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(c)	1,000	879,843
5.00%, 06/01/2055(c)	2,000	1,689,619
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 5.00%, 11/01/2050	11,940	12,065,898
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	408,831
Zero Coupon, 09/01/2042	1,000	403,648
Zero Coupon, 09/01/2049	1,000	270,798
Zero Coupon, 09/01/2053	1,400	292,956

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Lake FL (Waterman Communities, Inc.) Series 2020 5.50%, 08/15/2040	$3,000	$2,621,432
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035	250	139,236
Zero Coupon, 10/01/2036	410	213,838
Zero Coupon, 10/01/2037	230	112,627
Zero Coupon, 10/01/2038	315	145,885
Zero Coupon, 10/01/2039	390	169,871
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(c)	1,000	951,586
5.00%, 04/01/2051(c)	1,970	1,760,931
Florida Development Finance Corp. (Assistance Unlimited, Inc,) Series 2022 6.00%, 08/15/2057(c)	3,900	3,684,066
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(c)	8,330	8,017,741
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 3.00%, 07/01/2031(c)	1,000	888,014
4.00%, 07/01/2051(c)	1,950	1,601,410
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(c)	1,000	986,778
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2035	1,800	1,822,786
5.00%, 06/15/2050	5,705	5,479,255
5.00%, 06/15/2055	3,275	3,100,711
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(c)	2,365	2,324,002

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	$2,000	$2,056,240
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2044	795	790,359
5.00%, 03/01/2049	3,375	3,293,729
Hillsborough County Aviation Authority 5.00%, 10/01/2048(a)	10,000	10,465,093
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,000	2,455,562
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(c)	1,500	1,501,236
Series 2023-B 5.78%, 06/01/2027(c)	1,000	1,000,824
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.25%, 07/01/2052(c)	1,000	911,377
5.50%, 07/01/2061(c)	1,000	928,190
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	7,235	7,448,390
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	5,000	4,245,115
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	889,830
4.00%, 10/01/2051	1,815	1,498,009

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	$2,100	$1,495,997
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(c)	1,000	963,569
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)	2,000	2,006,421
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	2,450	2,061,412
5.00%, 01/01/2052	4,500	3,703,334
Tampa Florida Hospitals 4.00%, 07/01/2045(a)	15,415	14,141,824
Village Community Development District No. 13 Series 2020 3.50%, 05/01/2051(c)	1,945	1,397,565
Series 2021 1.80%, 05/01/2026	305	283,846

		171,057,697

Georgia – 1.4%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	1,000	996,124
5.00%, 08/01/2047	1,650	1,620,736
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)	12,250	11,804,454
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-B 5.00%, 07/01/2053	10,000	10,543,987
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	715	733,804

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2039	$780	$796,822
5.00%, 01/01/2048	1,530	1,531,922
5.00%, 01/01/2049	4,000	4,049,975
5.00%, 01/01/2056	1,360	1,375,206
5.00%, 01/01/2059	1,560	1,512,334
Series 2022 5.50%, 07/01/2063	6,500	6,663,606

		41,628,970

Guam – 0.6%
Guam Power Authority Series 2022-A 5.00%, 10/01/2042	6,500	6,675,445
5.00%, 10/01/2043	1,000	1,025,406
Territory of Guam Series 2019 5.00%, 11/15/2031	820	842,285
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	4,365	4,193,361
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036	5,000	4,724,902

		17,461,399

Idaho – 0.1%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	4,000	4,007,634

Illinois – 8.1%
Chicago Board of Education Series 2015-C 5.25%, 12/01/2035	5,405	5,416,536
Series 2016-A 7.00%, 12/01/2044	3,095	3,248,877
Series 2017-A 7.00%, 12/01/2046(c)	4,975	5,362,182
Series 2017-B 6.75%, 12/01/2030(c)	11,365	12,612,290
7.00%, 12/01/2042(c)	2,400	2,596,882
Series 2017-C 5.00%, 12/01/2034	5,055	5,169,253

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018-A 5.00%, 12/01/2028	$3,750	$3,917,423
5.00%, 12/01/2032	4,800	4,948,173
5.00%, 12/01/2033	2,600	2,674,982
Series 2018-C 5.00%, 12/01/2026	4,900	5,055,212
Series 2019-B 5.00%, 12/01/2030	425	443,164
5.00%, 12/01/2031	750	779,467
5.00%, 12/01/2032	310	321,121
5.00%, 12/01/2033	290	299,681
Chicago O’Hare International Airport 5.25%, 01/01/2053(a)	37,000	38,453,889
Series 2022 5.50%, 01/01/2055(a)	10,000	10,559,992
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020-A 4.00%, 12/01/2050(a)	4,510	4,124,837
4.00%, 12/01/2055(a)	10,250	9,218,343
City of Chicago IL Series 2015-B 5.00%, 01/01/2025	400	407,653
Series 2016-C 5.00%, 01/01/2038	90	90,759
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d)(e)	7,950	4,876,962
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046	2,000	1,925,263
Illinois Finance Authority 4.00%, 08/15/2036(a)	3,000	2,937,312
4.00%, 08/15/2037(a)	3,000	2,952,789
4.00%, 08/15/2038(a)	4,000	3,910,922
4.00%, 08/15/2039(a)	2,500	2,425,470
4.00%, 08/15/2040(a)	1,750	1,675,386
4.00%, 08/15/2041(a)	2,000	1,927,485
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(c)	1,000	775,782

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	$1,190	$1,015,478
4.00%, 08/01/2046	2,000	1,661,331
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	1,790	1,667,616
5.00%, 02/15/2050	1,000	918,585
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	400	351,252
4.00%, 09/01/2037	520	437,669
4.00%, 09/01/2039	1,000	817,664
4.00%, 09/01/2041	1,000	793,159
5.00%, 09/01/2036	540	519,208
5.00%, 09/01/2038	1,000	941,471
5.00%, 09/01/2040	1,000	922,657
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,613	6,686,102
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049	1,075	1,044,420
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(c)	6,100	6,102,552
7.17%, 11/01/2038	600	609,282
Illinois State Toll Highway Authority Series 2021-A 4.00%, 01/01/2042(a)	10,985	10,712,982
4.00%, 01/01/2046(a)	6,000	5,773,354
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041	24,500	9,954,188
Zero Coupon, 12/15/2050	19,675	4,829,921
State of Illinois Series 2010 7.35%, 07/01/2035	6,964	7,522,471
Series 2017-D 5.00%, 11/01/2028	13,400	14,273,003
Series 2023-B 5.00%, 05/01/2033	5,000	5,549,627

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	$7,893	$7,251,860
Series 2016-B 7.00%, 03/01/2033	3,574	3,394,703
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	1,014	1,008,892
5.00%, 03/01/2036	8,950	8,558,844
Series 2015-B 6.00%, 03/01/2036	2,493	2,496,810

		244,923,188

Indiana – 2.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne LLC Obligated Group) Series 2022 9.00%, 12/01/2044(c)	10,375	10,229,713
10.75%, 12/01/2029	1,400	1,394,738
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(c)	3,350	2,556,027
City of Whiting IN (BP Products North America, Inc.) Series 2023 4.40%, 11/01/2045	8,000	8,158,382
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(c)	18,235	13,739,050
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	1,776,305
4.00%, 04/01/2040	2,215	1,874,880
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026(h)	1,000	952,774
4.00%, 11/15/2027(h)	1,000	938,068
4.00%, 11/15/2030(h)	1,000	894,133

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2039	$2,675	$2,575,981
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	6,375	5,691,882
Series 2020-A 3.00%, 11/01/2030	2,690	2,401,751
Series 2021-B 2.50%, 11/01/2030	4,025	3,469,090
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	5,000	4,613,971

		61,266,745

Iowa – 0.8%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	10,000	10,090,174
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	2,080	1,854,800
4.00%, 12/01/2041	3,400	2,659,188
4.00%, 12/01/2046	2,275	1,680,365
4.00%, 12/01/2051	4,060	2,889,013
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	5,000	4,473,743

		23,647,283

Kansas – 0.2%
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	1,000	964,890
5.00%, 03/01/2039	1,070	1,013,371
5.00%, 03/01/2044	655	610,491
5.00%, 03/01/2049	3,835	3,537,768

		6,126,520

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky – 2.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2038	$745	$679,460
City of Henderson KY (Pratt Paper LLC) Series 2022 4.70%, 01/01/2052(c)	7,000	6,481,829
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	12,150	12,502,697
5.00%, 08/01/2049	2,490	2,537,467
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	6,356,635
5.50%, 11/15/2045	2,350	1,908,398
Series 2016-A 5.00%, 05/15/2046	4,500	3,315,700
5.00%, 05/15/2051	3,500	2,485,293
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,063,352
5.25%, 06/01/2041	3,650	3,725,237
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,181,914
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(c)	1,105	1,099,768
5.75%, 11/01/2040(c)	5,130	5,124,109
Series 2022-B 6.75%, 11/01/2040(c)	850	849,070
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052(a)	10,000	9,734,408

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	$370	$384,216

		63,429,553

Louisiana – 0.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	7,046,663
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	5,000	5,105,242
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	25	26,233
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(d)(e)(f)	7,250	72
Series 2014-A 8.375%, 07/01/2039(d)(e)(f)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016-A 5.00%, 07/01/2051	10,000	10,078,372
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)	955	1,027,420
St Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	4,600	4,269,529

		27,553,701

Maine – 0.6%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(c)	7,270	7,304,647

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maine Health & Higher Educational Facilities Authority 4.00%, 07/01/2037(a)	$1,150	$1,129,409
4.00%, 07/01/2038(a)	1,350	1,311,316
4.00%, 07/01/2039(a)	2,000	1,931,684
4.00%, 07/01/2040(a)	1,690	1,624,244
Maine Health & Higher Educational Facilities Authority (MaineHealth Obligated Group) Series 2020-A 4.00%, 07/01/2045(a)	4,215	3,924,180

		17,225,480

Maryland – 2.2%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014-A 6.00%, 07/01/2034	1,500	1,512,531
6.125%, 07/01/2039	750	754,577
6.25%, 07/01/2044	2,000	2,012,084
Maryland Economic Development Corp. (City of Baltimore MD Port Covington Development District) Series 2020 3.25%, 09/01/2030	500	459,822
4.00%, 09/01/2050	1,500	1,214,428
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2025	475	479,736
5.00%, 01/01/2026	495	504,143
5.00%, 01/01/2027	430	442,056
5.00%, 01/01/2028	300	311,239
5.00%, 01/01/2029	290	303,308
5.00%, 01/01/2030	285	299,978
5.00%, 01/01/2036	1,790	1,819,917
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2040	3,500	3,540,198
5.00%, 07/01/2045	1,775	1,788,923

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(a)	$45,000	$49,944,861

		65,387,801

Massachusetts – 1.4%
Commonwealth of Massachusetts Series 2020-D 4.00%, 11/01/2041(a)	10,630	10,630,673
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034	1,135	1,148,657
5.00%, 10/01/2035	3,000	3,024,434
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	1,000	1,002,454
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(c)	1,000	951,743
Massachusetts Development Finance Agency (Springfield College) Series 2021-B 4.00%, 06/01/2041	1,355	1,181,021
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	3,000	3,056,532
5.00%, 07/01/2044	4,230	4,093,271
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2036(a)	4,500	4,774,940
5.00%, 07/01/2037(a)	4,000	4,218,491
5.00%, 07/01/2038(a)	8,100	8,533,467

		42,615,683

Michigan – 1.1%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(i)	7,000	5,146,206
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047	1,060	822,733
5.00%, 11/01/2052	1,185	895,827

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority Series 2016 5.00%, 12/01/2045 (Pre-refunded/ETM)	$45	$47,465
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2030	1,000	1,011,645
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	185	177,735
4.00%, 02/01/2032	285	264,426
4.00%, 02/01/2042	745	600,635
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	16,250	1,591,198
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039	13,580	13,588,460
5.00%, 07/01/2044	1,200	1,196,061
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	164,100	6,354,609

		31,697,000

Minnesota – 0.5%
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	230	173,577
4.00%, 09/01/2061	870	622,090
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2049(a)	10,250	10,386,481
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	1,000	830,051
4.00%, 07/01/2041	830	642,165

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(c)	$2,100	$1,603,155
4.00%, 06/01/2051(c)	2,225	1,532,344
4.00%, 06/01/2056(c)	1,000	666,914

		16,456,777

Mississippi – 0.6%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(g)	5,750	5,602,587
Mississippi Business Finance Corp. (Enviva, Inc.) Series 2022 7.75%, 07/15/2047	1,000	809,710
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(c)	1,000	826,711
5.00%, 10/01/2031(c)	2,850	2,965,498
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	6,400	6,516,017
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) Series 2019 4.00%, 01/01/2037	250	246,816
5.00%, 01/01/2035	750	801,322

		17,768,661

Missouri – 0.8%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036	1,825	1,850,939

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(c)	$5,000	$4,965,249
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(c)	1,815	1,556,639
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037	804	702,755
Series 2021-C 7.50%, 11/15/2046	643	489,251
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046	1,165	54,963
5.00%, 11/15/2046	2,610	1,924,428
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	2,000	1,752,750
5.00%, 08/15/2046	5,585	4,413,891
5.00%, 08/15/2051	2,415	1,843,064
Series 2021-A 5.00%, 08/15/2056	5,000	3,731,582
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(c)	2,000	1,948,205

		25,233,716

Nebraska – 0.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2032	10,730	11,342,826
5.00%, 09/01/2042(a)	14,215	14,479,753

		25,822,579

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nevada – 0.3%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(c)	$10,500	$1,327,056
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(c)	2,480	2,296,182
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2045	3,000	3,037,962
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(c)	1,635	1,465,799

		8,126,999

New Hampshire – 0.5%
New Hampshire Business Finance Authority Series 2022-2 0.334%, 09/20/2036	11,000	259,273
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020-A 3.625%, 07/01/2043(c)	1,240	941,109
Series 2020-B 3.75%, 07/01/2045(c)	2,475	1,911,484
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	10,920	11,199,518

		14,311,384

New Jersey – 4.1%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2050(c)	1,000	837,216
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	9,840,635

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	$2,000	$2,024,697
5.00%, 10/01/2047	8,750	8,628,079
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2035(h)	2,840	3,025,433
5.25%, 06/15/2038(h)	3,440	3,639,601
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,515,474
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	4,140	4,149,320
Series 2014-B 5.625%, 11/15/2030	4,525	4,584,873
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 4.00%, 07/01/2050	1,195	1,038,474
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015-A 5.00%, 06/15/2045	1,000	1,007,896
Series 2018-A 5.00%, 12/15/2033(a)	12,240	13,119,029
5.00%, 12/15/2035(a)	6,545	6,942,261
Series 2019-B 4.00%, 06/15/2037	800	793,505
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	55,975	56,220,366

		123,366,859

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Mexico – 0.1%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039	$445	$394,430
5.00%, 07/01/2049	3,935	3,181,169

		3,575,599

New York – 5.5%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(c)	4,415	4,372,093
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(c)	2,050	1,815,557
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	7,050	5,727,920
5.50%, 11/01/2044	2,875	2,356,027
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(d)(e)(f)(j)	5,000	– 0	–
Metropolitan Transportation Authority Series 2016-B 5.00%, 11/15/2025	635	652,668
5.00%, 11/15/2037	13,265	13,531,783
Series 2016-D 5.00%, 11/15/2027	4,630	4,804,354
Series 2017-C 5.00%, 11/15/2028	1,650	1,753,313
Series 2020-C 4.75%, 11/15/2045	2,000	2,022,380
Series 2020-D 4.00%, 11/15/2048	10,000	9,120,343
5.00%, 11/15/2043	4,000	4,122,882

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	$2,765	$2,061,888
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(d)(e)(i)	7,315	3,291,537
9.00%, 01/01/2041(c)(d)(e)	3,660	3,037,800
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040	1,355	1,025,820
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	51,990	7,181,691
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(c)	9,190	8,988,656
5.375%, 11/15/2040(c)	2,500	2,503,551
7.25%, 11/15/2044(c)	1,705	1,726,132
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 5.00%, 10/01/2035	2,500	2,592,815
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	17,110	16,991,469
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	5,780	4,555,093
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(a)	10,000	10,925,732
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-B 5.50%, 11/15/2057(a)	10,000	11,213,631
Series 2022 5.00%, 05/15/2052(a)	13,000	14,742,048
Series 2022-C 5.25%, 05/15/2052(a)	5,000	5,495,551

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	$4,270	$3,381,483
5.25%, 09/15/2042	1,795	1,381,924
5.25%, 09/15/2047	3,080	2,264,055
5.25%, 09/15/2053	6,635	4,690,365
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(c)	7,650	7,258,058
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(c)	1,650	1,230,328

		166,818,947

North Carolina – 0.2%
Fayetteville State University Series 2023 5.00%, 04/01/2033(c)	710	766,440
5.00%, 04/01/2035(c)	830	888,819
5.00%, 04/01/2039(c)	1,120	1,157,179
5.00%, 04/01/2041(c)	1,290	1,322,294
5.00%, 04/01/2043(c)	1,480	1,512,167
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,571,166

		7,218,065

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d)(e)(g)	1,550	852,500
7.00%, 12/15/2043(d)(e)(g)	1,610	885,500
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043	5,000	4,191,658

		5,929,658

Ohio – 3.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057	36,605	4,065,362
5.00%, 06/01/2055	36,065	33,363,511

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2032	$1,000	$1,086,799
5.00%, 08/01/2033	800	868,423
5.00%, 08/01/2034	1,000	1,084,891
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	20,920	21,002,969
5.00%, 02/15/2052	2,250	2,200,832
5.25%, 02/15/2047	7,325	7,393,429
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	2,840	2,286,918
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	565	498,243
5.125%, 12/01/2049	690	577,682
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c)(d)(e)	5,215	1,825,250
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,003,176
6.75%, 12/01/2052	10,000	9,866,492
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(c)	3,700	2,567,757
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(c)	1,540	1,459,434
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	1,000	957,080

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057	$7,065	$5,200,008

		97,308,256

Oklahoma – 1.1%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	3,295	2,450,704
3.25%, 09/01/2039	1,000	725,582
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	3,165	3,001,191
5.50%, 08/15/2052	5,000	4,563,652
5.50%, 08/15/2057	11,290	10,173,809
Series 2022-A 5.50%, 08/15/2044	10,000	9,455,026
Tulsa Authority for Economic Opportunity (Tulsa Authority for Economic Opportunity Increment District No. 8) Series 2021 4.375%, 12/01/2041(c)	1,980	1,619,571

		31,989,535

Oregon – 0.4%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.25%, 11/15/2050	1,000	912,124
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014-A 5.40%, 10/01/2044	2,750	2,391,855
5.50%, 10/01/2049	5,650	4,871,854
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2051	10,000	2,375,362
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053	3,000	655,426

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026	$340	$316,387

		11,523,008

Pennsylvania – 4.0%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(c)	3,070	2,982,827
Series 2018 5.00%, 05/01/2042(c)	2,325	2,258,438
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	1,800	1,028,210
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	6,000	3,425,860
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	3,559,324
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(c)	2,750	2,650,880
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	7,950	8,083,787
6.00%, 06/01/2051	3,715	3,755,245
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,185	1,003,296
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	715	700,220

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043(a)	$2,000	$2,157,633
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(a)	8,000	8,144,762
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,027,266
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	853,649
5.00%, 03/01/2045	500	404,324
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057(a)	10,000	10,202,260
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	14,942,743
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) AGM Series 2022 5.00%, 12/31/2057(a)	6,000	6,125,024
5.75%, 12/31/2062(a)	4,000	4,398,580
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(c)	1,640	1,196,637
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	11,500	11,156,960

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	$2,110	$2,142,125
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	2,010	2,112,959
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	1,300	1,280,800
6.50%, 06/01/2045	2,390	2,348,869
6.625%, 06/01/2050	3,870	3,824,464
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	2,240	2,163,599
5.00%, 08/01/2054	1,585	1,515,340
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051	3,450	2,579,128
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2050(c)	1,000	946,159
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(c)	6,920	4,232,991
5.00%, 01/01/2057(c)	5,475	3,229,065
Series 2016-B 6.08%, 01/01/2026(c)	495	471,356
Series 2016-C Zero Coupon, 01/01/2036(c)	3,010	974,422
Series 2016-D Zero Coupon, 01/01/2057(g)	59,415	3,564,900

		121,444,102

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 12.2%
Children’s Trust Fund Series 2005-A Zero Coupon, 05/15/2050	$3,830	$683,076
Series 2008-A Zero Coupon, 05/15/2057	70,000	4,708,123
Series 2008-B Zero Coupon, 05/15/2057	445,000	24,575,392
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	872	830,912
Zero Coupon, 07/01/2033	21,858	12,810,503
4.00%, 07/01/2033	27,493	25,232,888
4.00%, 07/01/2035	6,453	5,764,705
4.00%, 07/01/2037	2,012	1,745,283
4.00%, 07/01/2041	2,735	2,282,476
5.625%, 07/01/2029	4,501	4,767,927
5.75%, 07/01/2031	5,122	5,515,318
Series 2022-A Zero Coupon, 11/01/2051	22,426	10,462,485
Series 2022-C 0.00%, 11/01/2043	36,950	18,013,017
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	4,619	3,810,634
HTA HRRB Custodial Trust Series 2022 5.50%, 07/01/2031	655	673,012
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	3,560	3,591,168
5.25%, 07/01/2041	4,260	4,286,581
PR Custodial Trust Series 2022 5.50%, 07/01/2029	305	301,572
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	1,740	1,760,186
Series 2020-A 5.00%, 07/01/2025(c)	5,000	5,065,790
5.00%, 07/01/2030(c)	10,000	10,148,442
5.00%, 07/01/2047(c)	10,000	9,594,134
Series 2021-B 4.00%, 07/01/2047(c)	1,975	1,627,956
5.00%, 07/01/2025(c)	3,505	3,551,119

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2028(c)	$2,550	$2,599,119
5.00%, 07/01/2029(c)	3,850	3,914,395
5.00%, 07/01/2033(c)	2,835	2,853,614
5.00%, 07/01/2037(c)	2,530	2,504,695
Series 2022-A 4.00%, 07/01/2047(c)	3,230	2,662,429
5.00%, 07/01/2033(c)	10,000	10,069,480
5.00%, 07/01/2037(c)	10,000	9,899,982
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(d)(e)	7,425	5,308,875
5.00%, 07/01/2037(d)(e)	10,045	7,182,175
Series 2008-W 5.00%, 07/01/2028(d)(e)	7,285	5,208,775
Series 2008-WW 5.375%, 07/01/2024(d)(e)	3,700	2,636,250
Series 2010-A 5.25%, 07/01/2029(d)(e)	2,370	1,694,550
5.25%, 07/01/2030(d)(e)	390	278,850
Series 2010-C 5.00%, 07/01/2024(d)(e)	1,530	1,090,125
5.25%, 07/01/2027(d)(e)	2,550	1,823,250
5.25%, 07/01/2028(d)(e)	5,255	3,757,325
Series 2010-DDD 5.00%, 07/01/2020(e)(k)	1,660	1,166,150
5.00%, 07/01/2021(e)(k)	920	646,300
5.00%, 07/01/2022(e)(k)	610	428,525
Series 2010-X 5.25%, 07/01/2027(d)(e)	3,725	2,663,375
5.25%, 07/01/2040(d)(e)	10,035	7,175,025
5.75%, 07/01/2036(d)(e)	2,280	1,635,900
Series 2010-ZZ 5.25%, 07/01/2019(e)(k)	1,715	1,204,787
5.25%, 07/01/2022(e)(k)	1,565	1,099,413
5.25%, 07/01/2024(d)(e)	1,570	1,118,625
5.25%, 07/01/2025(d)(e)	440	313,500
Series 2010ZZ 5.25%, 07/01/2018(e)(k)	2,500	1,756,250
Series 2012-A 5.00%, 07/01/2029(d)(e)	3,345	2,391,675
5.00%, 07/01/2042(d)(e)	1,000	715,000
Series 2012A 5.05%, 07/01/2042	2,000	1,430,000
Series 2013-A 7.00%, 07/01/2033	2,200	1,595,000
7.00%, 07/01/2040(d)(e)	575	416,875

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

AGM Series 2007-V 5.25%, 07/01/2031	$14,090	$14,107,732
NATL Series 2007-V 5.25%, 07/01/2029	245	242,551
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	11,820	11,332,425
Series 2022-B Zero Coupon, 07/01/2032	3,000	1,907,370
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d)(e)	14,580	14,807,178
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	138	131,866
Zero Coupon, 07/01/2027	383	321,997
Zero Coupon, 07/01/2029	1,519	1,162,516
Zero Coupon, 07/01/2046	53,618	14,423,178
Zero Coupon, 07/01/2051	10,000	1,979,015
Series 2019-A 4.329%, 07/01/2040	21,770	20,168,394
4.55%, 07/01/2040	2,637	2,509,654
5.00%, 07/01/2058	35,481	33,900,236

		368,037,100

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031	1,795	1,827,591
5.00%, 05/15/2032	1,890	1,922,488
5.00%, 05/15/2033	1,000	1,016,305
5.00%, 05/15/2034	1,600	1,624,602

		6,390,986

South Carolina – 1.9%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	2,975	2,888,256
5.26%, 11/01/2032	500	480,247
5.41%, 11/01/2039	7,515	7,100,586
6.28%, 11/01/2039	330	310,703

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Greenville Housing Authority/SC Series 2023 6.16%, 05/01/2063(c)	$5,000	$4,912,218
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(c)	185	180,574
Series 2023-A 6.50%, 02/01/2056(c)	5,715	5,545,154
Series 2023-B 7.50%, 08/01/2047(c)	2,200	2,116,821
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	2,000	1,999,381
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c)	3,115	2,437,163
6.50%, 06/01/2051(c)	3,175	2,365,509
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052(i)	6,135	4,208,805
South Carolina Public Service Authority Series 2022 3.00%, 12/01/2043	1,606	1,231,481
4.00%, 12/01/2046	5,500	5,096,448
4.00%, 12/01/2049	14,178	12,981,507
4.00%, 12/01/2050	4,047	3,689,728

		57,544,581

South Dakota – 0.1%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2041	1,000	866,534
4.00%, 08/01/2051	3,620	2,885,111

		3,751,645

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(c)	$19,305	$17,378,944
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	805	779,990
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(c)	2,350	2,348,008
9.50%, 11/01/2052(c)	6,600	6,593,441
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	1,000	786,777
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(c)(d)(e)	100	6,500
Series 2018-A 6.25%, 04/01/2049(c)(d)(e)	4,465	1,562,750
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(c)	1,300	1,048,379
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013-A 5.375%, 09/01/2041	1,020	880,532
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044	1,075	991,726
5.25%, 12/01/2049	3,250	2,944,499

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	$5,800	$4,569,878

		39,891,424

Texas – 7.8%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	2,895	2,147,686
Series 2021-B 5.00%, 10/01/2050(c)	4,250	3,459,833
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2023 4.875%, 06/15/2056(c)	1,000	1,000,120
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(c)	1,100	1,108,720
6.375%, 06/01/2062(c)	3,500	3,534,545
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,103,664
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2041	610	485,168
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(c)	6,205	5,112,991
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	1,500	1,399,748
Board of Regents of the University of Texas System Series 2019-B 5.00%, 08/15/2049	10,000	11,632,318

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(c)	$8,500	$8,102,010
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(c)	69,320	4,841,836
6.00%, 12/01/2062	8,080	8,240,153
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(c)	3,460	3,338,666
6.25%, 12/01/2054(c)	1,400	1,272,088
City of Dallas TX Series 2023-A 5.00%, 02/15/2039(h)	1,500	1,678,779
5.00%, 02/15/2040(h)	5,000	5,557,677
5.00%, 02/15/2041(h)	6,000	6,646,307
5.00%, 02/15/2043(h)	1,000	1,101,568
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,715,198
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	12,837,800
Series 2015-B 5.00%, 07/15/2030	3,155	3,165,704
5.00%, 07/15/2035	1,500	1,498,565
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	2,470	2,470,846
Series 2013 6.00%, 08/15/2043	1,000	1,003,571
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,070,174
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(c)	2,000	2,000,110

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Decatur Hospital Authority Series 2014-A 5.25%, 09/01/2044	$6,300	$6,046,266
El Paso County Hospital District Series 2017 5.00%, 08/15/2033	3,940	4,064,013
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 5.00%, 07/01/2052(a)	10,000	10,304,270
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	2,000	439,880
Zero Coupon, 12/01/2054	1,585	273,788
Series 2022-B Zero Coupon, 12/01/2043	2,965	879,428
Zero Coupon, 12/01/2055	5,000	637,377
Zero Coupon, 12/01/2056	3,325	396,534
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,055	1,088,580
5.00%, 10/15/2034	1,665	1,714,309
5.00%, 10/15/2037	2,765	2,813,109
5.00%, 10/15/2038	2,615	2,655,158
5.00%, 10/15/2039	2,840	2,875,718
5.00%, 10/15/2044	5,375	5,364,109
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	1,840,440
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	15,000	14,510,443
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027(g)	10,000	9,941,883
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2019 7.25%, 12/01/2053(d)(e)	4,145	3,730,500

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(i)	$9,399	$3,825,606
7.50%, 11/15/2036	2,265	1,854,664
7.50%, 11/15/2037	365	280,889
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	2,285	2,124,863
5.00%, 01/01/2042	7,485	6,699,332
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,319,527
Series 2022 4.00%, 01/01/2047	1,300	889,146
4.25%, 01/01/2057	5,000	3,248,599
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	4,465,391
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	1,559,990
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040	1,000	955,167
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	948,184
4.00%, 08/15/2056	1,380	996,841
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	15,170	15,189,568

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(c)	$1,460	$1,027,966
Series 2021 2.75%, 01/01/2036(c)	1,750	1,227,873
2.875%, 01/01/2041(c)	2,000	1,285,983
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(d)(e)(f)	5,720	1,430,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045(d)(e)	2,585	1,034,000
Series 2015-B 5.00%, 11/15/2036(d)(e)	1,125	450,000
Series 2017 5.25%, 11/15/2047(d)(e)	845	338,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d)(e)	16,668	10,834,225
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2049	2,625	2,495,962

		235,583,426

Utah – 0.5%
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020-I 5.00%, 05/15/2043(a)	5,000	5,275,848
5.00%, 05/15/2050(a)	8,000	8,354,686
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	3,000	2,157,994

		15,788,528

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(c)	$1,500	$1,460,460

Virginia – 2.6%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	6,234	5,901,159
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(c)	6,410	6,043,474
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(c)	1,260	1,121,710
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	30,935	28,732,100
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(c)	4,000	3,760,517
Series 2015-A 5.00%, 07/01/2035(c)	1,200	1,188,159
5.00%, 07/01/2045(c)	3,110	2,923,802
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	7,000	6,032,696
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(c)	4,465	4,222,275
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 7.677% (SOFR + 5.50%), 06/01/2029(b)(c)	8,500	8,174,422
8.50%, 06/01/2042(c)	10,000	9,292,709

		77,393,023

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington – 2.5%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Taxes) Series 2016-S 5.00%, 11/01/2046	$10,000	$11,387,841
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2038	5,700	5,688,291
Port of Seattle WA Series 2019 5.00%, 04/01/2044(a)	10,000	10,380,484
Washington Health Care Facilities Authority 5.00%, 09/01/2055(a)	10,000	10,343,844
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2039	1,000	1,037,158
5.00%, 08/01/2044	4,485	4,615,193
5.00%, 08/01/2049	1,500	1,528,594
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	2,835,050
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2021 3.00%, 12/01/2035(c)	440	387,794
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	10,600	10,085,978
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 4.00%, 01/01/2026(c)	2,000	1,875,661
5.00%, 01/01/2036(c)	2,200	1,816,476

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2046(c)	$4,425	$3,306,732
Series 2019-A 5.00%, 01/01/2044(c)	440	333,421
5.00%, 01/01/2049(c)	275	201,181
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,315	4,563,075
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014-A 7.375%, 01/01/2044 (Pre-refunded/ETM)(c)	4,185	4,272,541

		74,659,314

West Virginia – 0.6%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(c)	1,000	761,304
Monongalia County Commission Excise Tax District Series 2021-A 4.125%, 06/01/2043(c)	2,130	1,864,254
Series 2022-A 6.25%, 06/01/2024	2,170	2,174,879
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	1,990	1,957,465
9.00%, 01/06/2038	8,000	8,001,445
West Virginia Hospital Finance Authority (Vandalia Health, Inc. Obligated Group) Series 2019 5.00%, 09/01/2038	2,470	2,493,660
5.00%, 09/01/2039	1,400	1,405,399

		18,658,406

Wisconsin – 6.3%
Public Finance Authority 4.00%, 10/01/2052(a)	10,000	9,378,652

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)	$6,175	$4,625,475
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(c)	7,245	7,260,085
5.00%, 10/01/2039(c)	7,095	6,811,359
Wisconsin Center District AGM Series 2020-D Zero Coupon, 12/15/2050	44,075	11,144,086
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(c)	2,000	1,990,496
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2030(h)	10,940	11,987,074
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2035	800	814,096
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	1,715,094
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046	980	782,765
5.00%, 11/01/2054	1,100	839,803
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)	1,605	1,375,885
Series 2022-A 3.875%, 12/01/2039(c)	7,370	6,264,344

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority Series 2020 5.00%, 04/01/2050 (Pre-refunded/ETM)(c)	$40	$45,182
Series 2022 6.00%, 02/01/2062(c)	7,850	7,803,804
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(c)	750	657,688
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(c)	8,770	7,639,928
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(g)	27,000	24,143,540
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	1,885	1,839,342
Series 2016-D 4.05%, 11/01/2030	1,780	1,709,292
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	7,250	6,873,473
5.75%, 02/01/2052(c)	13,000	12,598,014
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(c)	6,875	6,784,725
6.625%, 02/01/2046(c)	4,750	4,372,094
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	939,145
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 06/30/2023(g)(j)(l)	7,500	2,062,500
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 6.625%, 12/01/2032(c)	1,000	978,449

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

7.25%, 12/01/2042(c)	$2,370	$2,320,943
7.50%, 12/01/2052(c)	2,060	2,035,889
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(c)	6,640	4,873,414
Wisconsin Public Finance Authority (Renown Regional Medical Center) Series 2020 4.00%, 06/01/2045(a)	10,000	8,737,374
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014-A 6.00%, 11/15/2049 (Pre-refunded/ETM)(c)	1,500	1,546,308
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,740	1,761,323
Series 2020 5.00%, 04/01/2050(c)	760	696,031
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(c)	16,500	10,826,237
Series 2022 4.00%, 06/01/2049(c)	3,990	2,761,548
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(c)	1,725	1,536,639
Wisconsin Public Finance Authority (Sky Harbour Capital LLC Obligated Group) Series 2021 4.25%, 07/01/2054	2,000	1,431,417
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2035	1,650	1,552,138
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(c)	5,000	4,197,438

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041	$2,500	$2,044,907
4.00%, 12/01/2051	1,500	1,146,242

		190,904,238

Total Long-Term Municipal Bonds (cost $3,576,620,396)		3,184,254,594

Short-Term Municipal Notes – 0.0%
Wisconsin – 0.0%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 06/30/2023(g)(j)(l) (cost $1,815,000)	1,815	499,125

Total Municipal Obligations (cost $3,578,435,396)		3,184,753,719

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.4%
Agency CMBS – 0.8%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	5,279	5,096,453
Series 2021-1, Class A 3.50%, 11/20/2035	4,206	3,905,256
Series 2021-2, Class X 0.824%, 03/25/2035(m)	15,674	816,425
Series 2021-3, Class A 3.25%, 08/20/2036	3,909	3,491,926
Series 2021-3, Class X 0.77%, 08/20/2036(m)	13,949	767,461
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class XCA 0.95%, 07/25/2036(m)	6,816	397,583
Series 2022-ML13, Class XUS 0.98%, 09/25/2036(m)	11,901	843,002
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	9,855	9,013,746
Series 2021-1, Class X 0.726%, 12/20/2035(m)	7,767	373,062

		24,704,914

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Non-Agency Fixed Rate CMBS – 1.6%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	$10,631	$9,711,173
National Finance Authority Series 2022-2, Class X 0.674%, 10/01/2036(m)	9,919	506,970
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	12,212	11,735,172
Series 2022-1, Class A 4.375%, 09/20/2036	16,805	16,200,025
Series 2022-2, Class A 4.00%, 10/20/2036	9,919	9,230,563

		47,383,903

Total Commercial Mortgage-Backed Securities (cost $79,909,292)		72,088,817

CORPORATES - NON-INVESTMENT GRADE – 1.2%
Industrial – 1.0%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(c)	7,730	5,717,726

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051(j)(l)	13,775	10,534,350

Consumer Non-Cyclical – 0.4%
Medline Borrower LP 3.875%, 04/01/2029(c)	10,000	8,640,300
Tower Health Series 2020 4.451%, 02/01/2050	5,300	2,379,435

		11,019,735

Energy – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023(c)	245	245,000

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Services – 0.1%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d)(e)(j)	$5,265	$1,842,750

		29,359,561

Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. 7.375%, 05/15/2028(n)	6,300	6,225,282
UMB Financial Corp. 10.00%, 01/01/2049(j)(l)	599	598,742
10.00%, 01/01/2049(j)(l)	428	427,970

		7,251,994

Total Corporates – Non-Investment Grade (cost $42,871,788)		36,611,555

CORPORATES - INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Banking – 0.1%
JPMorgan Chase & Co. Series Q 8.549%, 08/01/2023(n) (cost $2,696,631)	2,700	2,696,922

	Shares
SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(o)(p)(q) (cost $5,641,900)	5,641,900	5,641,900

Total Investments – 109.6% (cost $3,709,555,007)		3,301,792,913
Other assets less liabilities – (9.6)%		(289,235,558)

Net Assets – 100.0%		$3,012,557,355

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	30,985	01/15/2025	2.565%	CPI#	Maturity	$2,724,798	$	– 0	–	$2,724,798
USD	15,493	01/15/2025	2.585%	CPI#	Maturity	1,350,011		– 0	–	1,350,011
USD	15,492	01/15/2025	2.613%	CPI#	Maturity	1,332,821		– 0	–	1,332,821
USD	5,360	01/15/2025	4.028%	CPI#	Maturity	150,165		– 0	–	150,165
USD	15,550	01/15/2026	CPI#	3.765%	Maturity	(379,216)		– 0	–	(379,216)
USD	53,000	01/15/2027	CPI#	3.320%	Maturity	(2,028,385)		– 0	–	(2,028,385)
USD	51,000	01/15/2027	CPI#	3.466%	Maturity	(1,489,933)		(50,354)		(1,439,579)
USD	41,300	01/15/2027	CPI#	3.323%	Maturity	(1,572,950)		– 0	–	(1,572,950)
USD	97,890	01/15/2028	1.230%	CPI#	Maturity	16,967,927		– 0	–	16,967,927
USD	91,090	01/15/2028	0.735%	CPI#	Maturity	19,068,853		– 0	–	19,068,853
USD	91,000	01/15/2029	CPI#	3.390%	Maturity	(1,446,499)		– 0	–	(1,446,499)
USD	68,050	01/15/2029	CPI#	3.735%	Maturity	894,269		– 0	–	894,269
USD	36,580	01/15/2029	CPI#	3.331%	Maturity	(760,639)		– 0	–	(760,639)
USD	29,000	01/15/2030	1.572%	CPI#	Maturity	4,779,484		– 0	–	4,779,484
USD	29,000	01/15/2030	1.587%	CPI#	Maturity	4,739,496		– 0	–	4,739,496
USD	30,000	01/15/2031	2.782%	CPI#	Maturity	1,814,258		– 0	–	1,814,258
USD	28,000	01/15/2031	2.680%	CPI#	Maturity	1,974,746		– 0	–	1,974,746
USD	25,000	01/15/2031	2.989%	CPI#	Maturity	996,232		– 0	–	996,232
USD	22,280	01/15/2032	CPI#	3.064%	Maturity	(597,372)		– 0	–	(597,372)
USD	18,550	04/15/2032	CPI#	2.909%	Maturity	(745,260)		– 0	–	(745,260)

						$47,772,806		$(50,354)		$47,823,160

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	186,000	01/15/2027	1 Day SOFR	3.827%	Annual	$89,699	$	– 0	–	$89,699
USD	150,000	01/15/2027	1 Day SOFR	3.528%	Annual	(1,627,164)		– 0	–	(1,627,164)
USD	140,000	01/15/2027	1 Day SOFR	3.848%	Annual	104,897		– 0	–	104,897
USD	144,000	04/30/2030	1 Day SOFR	3.075%	Annual	(3,222,648)		– 0	–	(3,222,648)
USD	76,900	04/30/2030	1 Day SOFR	3.369%	Annual	(306,044)		– 0	–	(306,044)
USD	140,000	04/15/2032	2.748%	1 Day SOFR	Annual	7,248,608		– 0	–	7,248,608
USD	80,000	04/15/2032	2.671%	1 Day SOFR	Annual	4,614,156		– 0	–	4,614,156
USD	63,000	04/15/2032	2.815%	1 Day SOFR	Annual	2,933,837		– 0	–	2,933,837

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	25,000	04/15/2032	2.757%	1 Day SOFR	Annual	$1,276,074	$	– 0	–	$1,276,074
USD	18,000	04/15/2032	3.069%	1 Day SOFR	Annual	485,557		– 0	–	485,557
USD	10,000	04/15/2032	3.082%	1 Day SOFR	Annual	260,111		– 0	–	260,111
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(1,157,301)		– 0	–	(1,157,301)

						$10,699,782	$	– 0	–	$10,699,782

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	214	$(44,450)	$(19,679)	$(24,771)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	291	(60,451)	(33,842)	(26,609)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	416	(86,410)	(48,186)	(38,224)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,418	(294,315)	(168,102)	(126,213)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	94	(19,557)	(10,833)	(8,724)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	118	(24,418)	(10,910)	(13,508)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,461	(303,205)	(135,639)	(167,566)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,199	(456,348)	(198,904)	(257,444)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,887	(599,059)	(329,628)	(269,431)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,712	(1,185,318)	(509,891)	(675,427)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	547	(113,553)	(64,586)	(48,967)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,771	(367,448)	(197,719)	(169,729)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,428	(296,329)	(122,203)	(174,126)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,905	(395,422)	(167,286)	(228,136)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,770	(989,859)	(636,069)	(353,790)

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	8,568	$(1,777,977)	$(737,291)	$(1,040,686)

						$(7,014,119)	$(3,390,768)	$(3,623,351)

*	Termination date

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	20,000	06/15/2023	MMD 10 Year^	3.440%	Maturity	$1,488,760	$	– 0	–	$1,488,760
Citibank, NA	USD	10,000	10/06/2023	MMD 10 Year^	3.430%	Maturity	564,264		– 0	–	564,264
Citibank, NA	USD	5,000	03/18/2024	MMD 10 Year^	2.950%	Maturity	(41,549)		– 0	–	(41,549)
Citibank, NA	USD	10,000	04/11/2024	MMD 10 Year^	2.680%	Maturity	(358,600)		– 0	–	(358,600)
Citibank, NA	USD	20,000	04/18/2024	MMD 10 Year^	2.700%	Maturity	(690,410)		– 0	–	(690,410)
Citibank, NA	USD	25,000	05/06/2024	MMD 5 Year^	2.740%	Maturity	(375,282)		– 0	–	(375,282)
Citibank, NA	USD	20,000	05/17/2024	MMD 5 Year^	2.710%	Maturity	(338,530)		– 0	–	(338,530)
Citibank, NA	USD	20,000	05/24/2024	MMD 5 Year^	3.130%	Maturity	56,240		– 0	–	56,240
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	2,170,502		– 0	–	2,170,502
Morgan Stanley Capital Services LLC	USD	20,000	07/10/2023	MMD 10 Year^	2.900%	Maturity	365,460		– 0	–	365,460
Morgan Stanley Capital Services LLC	USD	10,000	03/15/2024	MMD 10 Year^	3.000%	Maturity	(29,372)		– 0	–	(29,372)
Morgan Stanley Capital Services LLC	USD	10,000	03/25/2024	MMD 10 Year^	2.750%	Maturity	(280,811)		– 0	–	(280,811)
Morgan Stanley Capital Services LLC	USD	25,000	05/20/2024	MMD 5 Year^	3.000%	Maturity	(83,488)		– 0	–	(83,488)

							$2,447,184	$	– 0	–	$2,447,184

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note H).

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2023.

(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from

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registration. At May 31, 2023, the aggregate market value of these securities amounted to $831,318,119 or 27.6% of net assets.

(d)	Defaulted.

(e)	Non-income producing security.

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$3,795,000	$75,900		0.00%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034	07/10/2015	5,000,000	– 0	–	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039	11/22/2013	5,203,615	72		0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 8.375%, 07/01/2039	07/31/2014	11,810,208	170		0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	08/31/2012	5,720,000	1,430,000		0.05%

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.83% of net assets as of May 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$1,550,000	$852,500	0.03%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	1,610,000	885,500	0.03%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	9,859,825	7,355,674	0.24%

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144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	$5,668,090	$5,602,587	0.19%
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027	02/03/2023	10,000,000	9,941,883	0.33%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	6,934,823	3,564,900	0.12%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	27,000,000	24,143,540	0.80%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 06/30/2023	11/10/2022	7,500,000	2,062,500	0.07%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 06/30/2023	03/16/2023	1,815,000	499,125	0.02%

(h)	When-Issued or delayed delivery security.

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2023.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)	Defaulted matured security.

(l)	Fair valued by the Adviser.

(m)	IO – Interest Only.

(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(o)	Affiliated investments.

(p)	The rate shown represents the 7-day yield as of period end.

(q)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

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As of May 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.20% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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May 31, 2023

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.3%
Long-Term Municipal Bonds – 95.3%
Alabama – 2.6%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$3,000	$2,966,651
County of Jefferson AL Series 2017 5.00%, 09/15/2033	1,000	1,045,917
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	3,000	3,164,827
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,557,976
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2042	3,010	3,148,555
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	20,000	19,903,158
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	2,000	1,961,536
Series 2022-A 5.81% (SOFR + 2.42%), 01/01/2053(a)	2,000	2,047,049
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	4,000	4,197,711
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	4,650	3,289,539

		44,282,919

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	Principal Amount (000)	U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	$325	$337,931
Series 2018 7.125%, 09/01/2038(b)	1,490	1,625,129

		1,963,060

Arizona – 3.4%
Arizona Board of Regents (Arizona State University) Series 2023 5.00%, 07/01/2042	6,520	7,316,781
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2033	9,175	9,402,759
5.00%, 12/01/2034	3,440	3,522,556
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2062	1,575	1,473,085
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(b)(c)(d)	3,725	2,048,750
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	2,000	2,050,186
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,680,012
2.742%, 07/01/2035	2,000	1,572,741
2.842%, 07/01/2036	2,000	1,556,213
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	799,820
2.521%, 07/01/2036	2,500	1,897,749

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	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(b)	$1,000	$984,620
7.00%, 11/15/2057(b)	1,000	1,002,001
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(b)	1,355	1,257,224
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	1,000	845,012
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034	1,000	1,089,125
5.00%, 07/01/2035	6,000	6,488,795
5.00%, 07/01/2036	7,800	8,369,186
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2023	3,685	3,695,734
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(b)	1,200	844,022

		57,896,371

Arkansas – 0.0%
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	500	486,420

California – 11.7%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2048(e)	4,000	2,010,272
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	8,660	9,052,137

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	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.02% (SOFR + 1.63%), 07/01/2053(a)	$2,000	$1,990,694
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	2,000	1,646,298
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	5,000	4,115,744
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	1,000	658,628
4.00%, 08/01/2046(b)	1,000	789,333
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	1,000	656,685
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(b)	2,000	1,653,189
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045	4,000	4,055,702
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(b)	8,500	8,470,028
7.75%, 01/01/2050(b)	1,635	1,628,068
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,052,872

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	Principal Amount (000)	U.S. $ Value

5.00%, 05/15/2036	$1,215	$1,270,116
5.00%, 05/15/2037	1,000	1,038,488
5.00%, 05/15/2038	2,250	2,327,628
5.00%, 05/15/2041	915	938,294
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2035	4,300	4,449,753
5.00%, 12/31/2036	3,910	4,023,978
5.00%, 12/31/2043	12,250	12,413,691
5.00%, 12/31/2047	2,075	2,091,718
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(b)	5,795	5,804,615
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(b)	3,090	2,945,418
California State University Series 2021-B 2.374%, 11/01/2035	2,000	1,558,408
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(b)	1,400	1,354,300
5.25%, 12/01/2056(b)	1,000	938,894
Series 2018 5.25%, 12/01/2048(b)	785	746,835
Series 2018-A 5.50%, 12/01/2058(b)	1,090	1,041,210
City of Los Angeles CA Wastewater System Revenue Series 2013-A 5.00%, 06/01/2033	9,310	9,317,595
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049	1,000	766,859
4.00%, 05/15/2047	3,000	2,798,785
5.25%, 05/15/2047	5,000	5,326,852
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	2,000	1,520,306

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	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	$1,000	$822,101
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)	4,000	2,606,683
4.00%, 08/01/2047(b)	1,000	777,294
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	1,000	681,394
4.00%, 05/01/2057(b)	2,000	1,375,506
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	2,000	1,632,571
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(b)	2,000	1,649,370
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	1,000	675,893
4.00%, 07/01/2058(b)	1,000	692,121
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	1,000	744,159
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	1,500	998,084

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	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	$1,480	$972,905
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	3,300	2,430,239
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	1,245	832,108
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	2,000	1,309,603
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	2,255	2,040,282
Series 2021-B Zero Coupon, 06/01/2066	6,000	606,956
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(b)	3,100	2,483,291
Los Angeles Department of Water & Power Power System Revenue Series 2013-B 5.00%, 07/01/2029 (Pre-refunded/ETM)	5,630	5,636,656
Los Angeles Department of Water & Power System Revenue Series 2013-B 5.00%, 07/01/2030 (Pre-refunded/ETM)	10,000	10,011,822
Los Angeles Department of Water & Power Water System Revenue Series 2013-B 5.00%, 07/01/2032 (Pre-refunded/ETM)	1,900	1,902,324

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	Principal Amount (000)	U.S. $ Value

Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	$11,910	$8,566,471
Morongo Band of Mission Indians (The) Series 2018-A 5.00%, 10/01/2042(b)	4,500	4,418,200
Ontario Redevelopment Financing Authority NATL Series 1993 5.80%, 08/01/2023 (Pre-refunded/ETM)	220	220,821
Port of Los Angeles Series 2014-A 5.00%, 08/01/2034	5,790	5,899,833
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.895% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	8,075	7,174,184
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044	17,000	17,592,433
State of California Series 2013 5.00%, 11/01/2029	8,000	8,049,965
Series 2023 5.25%, 10/01/2050	500	567,051
6.00%, 03/01/2033	1,000	1,106,461
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	1,000	155,175
University of California Series 2023-B 5.00%, 05/15/2042	2,000	2,253,944

		197,339,293

Colorado – 1.1%
Centerra Metropolitan District No. 1 Series 2022 6.50%, 12/01/2053	1,000	1,003,521

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	Principal Amount (000)	U.S. $ Value

City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	$820	$874,052
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	1,675	1,723,623
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	1,000	1,024,465
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(f)	2,500	1,838,918
E-470 Public Highway Authority Series 2021-B 3.74% (SOFR + 0.35%), 09/01/2039(a)	2,000	1,988,031
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	976	780,471
Park Creek Metropolitan District Series 2015-A 5.00%, 12/01/2034	1,300	1,327,258
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	5,000	5,935,245
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No 3) Series 2022 6.50%, 12/01/2042	1,175	1,187,473

		17,683,057

Connecticut – 1.3%
Connecticut State Health & Educational Facilities Authority Series 2023-A 2.80%, 07/01/2048	6,175	6,034,067

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	Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority (Fairfield University) Series 2022-U 4.00%, 07/01/2052	$10,000	$8,564,827
State of Connecticut Series 2015-B 5.00%, 06/15/2032	2,350	2,428,793
Series 2015-F 5.00%, 11/15/2030	2,000	2,085,215
5.00%, 11/15/2031	2,500	2,603,836

		21,716,738

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	550	553,487

District of Columbia – 1.4%
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 4.00%, 10/01/2036	2,500	2,501,030
4.00%, 10/01/2037	2,000	1,979,343
Series 2021-A 5.00%, 10/01/2046	10,000	10,375,641
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2019 4.00%, 10/01/2053	2,990	2,768,835
AGM Series 2022 4.00%, 10/01/2052	6,975	6,476,337

		24,101,186

Florida – 3.8%
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	3,000	2,579,984
Bexley Community Development District Series 2016 4.70%, 05/01/2036	1,750	1,692,749
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,500	1,511,422

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	Principal Amount (000)	U.S. $ Value

Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(b)	$1,000	$688,829
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(b)	5,000	318,877
5.00%, 07/01/2056(b)	3,000	2,683,128
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 4.25%, 06/01/2030(b)	1,585	1,479,068
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	508,942
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2038	1,340	1,405,868
Series 2019-C 2.384%, 10/01/2026	5,500	5,074,177
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,700	1,718,867
Series 2015-A 5.00%, 10/01/2038	4,300	4,337,404
Series 2019-A 5.00%, 10/01/2049	2,500	2,555,650
Florida Development Finance Corp. (Assistance Unlimited, Inc,) Series 2022 6.00%, 08/15/2057(b)	1,000	944,632
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(b)	1,000	962,514
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050	1,000	960,430

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	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	$1,000	$1,028,120
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	1,125	1,163,894
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031	1,200	1,263,185
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,256,757
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	115	111,562
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	1,315	1,293,456
Martin County Health Facilities Authority (Cleveland Clinic Health System Obligated Group) Series 2019 4.00%, 01/01/2046	1,000	960,476
Miami-Dade County Expressway Authority Series 2014-B 5.00%, 07/01/2031	3,750	3,786,536
North Broward Hospital District Series 2017-B 5.00%, 01/01/2035	5,230	5,439,249
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	1,000	849,023
Orange County School Board (Orange County School Board COP) Series 2016-C 5.00%, 08/01/2034	5,000	5,170,344

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020-B 4.00%, 11/15/2041	$250	$207,629
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)	1,000	1,003,211
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	959,896
South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033	5,000	5,210,119
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	791,371
Tampa-Hillsborough County Expressway Authority Series 2017-C 5.00%, 07/01/2048	2,640	2,725,783

		63,643,152

Georgia – 3.1%
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2047	15,000	15,634,860
Development Authority of Appling County (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2038	2,300	2,171,356
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2040	7,350	6,938,899

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Development Authority of Burke County/The (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	$3,245	$3,237,041
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	3,750	3,740,802
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	3,650	3,517,246
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	150	153,893
5.00%, 01/01/2039	205	210,339
5.00%, 01/01/2048	375	375,471
5.00%, 01/01/2056	1,350	1,365,094
5.00%, 01/01/2059	390	378,084
Series 2022 5.50%, 07/01/2063	2,000	2,050,340
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)(g)	10,000	11,433,700

		51,207,125

Guam – 0.4%
Territory of Guam Series 2019 5.00%, 11/15/2031	260	267,066
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,889,075
5.00%, 12/01/2030	565	579,936
5.00%, 12/01/2032	790	810,129
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2032	2,000	2,026,252
5.00%, 11/15/2033	410	414,650
5.00%, 11/15/2035	1,365	1,372,335

		7,359,443

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hawaii – 1.0%
State of Hawaii Series 2016-F 4.00%, 10/01/2031	$3,000	$3,065,817
4.00%, 10/01/2033	5,000	5,082,530
State of Hawaii Airports System Revenue Series 2022-A 5.00%, 07/01/2051	7,855	8,131,644

		16,279,991

Illinois – 7.7%
Chicago Board of Education Series 2012-B 5.00%, 12/01/2033	1,605	1,604,931
Series 2017-D 5.00%, 12/01/2031	1,800	1,853,330
Series 2017-G 5.00%, 12/01/2034	2,350	2,403,670
Series 2019-B 5.00%, 12/01/2030	235	245,044
5.00%, 12/01/2031	345	358,555
5.00%, 12/01/2032	155	160,560
5.00%, 12/01/2033	150	155,007
Series 2022-B 4.00%, 12/01/2041	4,000	3,566,130
Chicago O’Hare International Airport Series 2018-A 5.00%, 01/01/2053	2,000	2,036,065
Series 2022 4.625%, 01/01/2053	4,000	3,909,134
5.50%, 01/01/2055	10,900	11,510,391
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027	2,400	2,533,914
5.00%, 06/01/2028	2,500	2,677,391
5.00%, 06/01/2029	1,000	1,084,854
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	3,010	1,733,189
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(b)	1,500	1,500,628
7.17%, 11/01/2038	150	152,320

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois State Toll Highway Authority Series 2017-A 5.00%, 01/01/2042	$15,000	$15,705,126
Series 2021-A 5.00%, 01/01/2043	15,000	16,158,668
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015-D 5.00%, 01/01/2034 (Pre-refunded/ETM)	280	282,398
5.00%, 01/01/2034	2,120	2,127,594
5.00%, 01/01/2035 (Pre-refunded/ETM)	1,850	1,865,842
Metropolitan Pier & Exposition Authority Series 2020 5.00%, 06/15/2050	6,000	6,025,109
Series 2022 4.00%, 12/15/2042	1,000	929,295
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2023	4,750	4,750,000
State of Illinois Series 2014 5.00%, 04/01/2030	2,680	2,704,091
Series 2017-D 5.00%, 11/01/2026	1,000	1,049,493
5.00%, 11/01/2028	8,700	9,266,801
Series 2018-A 5.00%, 10/01/2027	2,000	2,130,602
Series 2018-B 5.00%, 10/01/2026	10,000	10,480,283
Series 2019-B 4.00%, 11/01/2036	7,030	6,956,246
Series 2023-B 5.00%, 05/01/2033	6,000	6,659,552
Series 2023-C 5.00%, 05/01/2024	1,000	1,010,658
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	263	261,675
5.00%, 03/01/2036	2,317	2,215,736
Series 2015-B 6.00%, 03/01/2036	645	645,986

		128,710,268

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana – 1.8%
City of Fort Wayne IN (Do Good Foods Fort Wayne LLC Obligated Group) Series 2022 9.00%, 12/01/2044(b)	$3,335	$3,288,298
10.75%, 12/01/2029	450	448,309
City of Whiting IN (BP Products North America, Inc.) Series 2023 4.40%, 11/01/2045	4,000	4,079,191
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2044 (Pre-refunded/ETM)	1,930	1,932,044
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	3,600	2,712,398
Indiana Finance Authority (CWA Authority, Inc.) Series 2014-A 5.00%, 10/01/2032	1,875	1,909,276
5.00%, 10/01/2033	4,570	4,651,155
5.00%, 10/01/2034	5,875	5,975,498
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,099,907
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	968,736
Series 2020-A 3.00%, 11/01/2030	1,295	1,156,233
Series 2021-B 2.50%, 11/01/2030	525	452,490
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-B 4.00%, 04/01/2024	900	879,771

		29,553,306

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Iowa – 1.3%
Iowa Finance Authority Series 2022-E 4.335% (SOFR + 0.80%), 01/01/2052(a)	$5,000	$4,929,367
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	10,000	10,090,174
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	510	454,783
4.00%, 12/01/2041	820	641,333
4.00%, 12/01/2046	550	406,242
4.00%, 12/01/2051	985	700,906
Iowa Tobacco Settlement Authority Series 2021-B 4.00%, 06/01/2049	4,065	3,974,271

		21,197,076

Kansas – 0.2%
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(b)	155	159,015
6.50%, 11/15/2042(b)	1,185	1,206,619
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,123,793

		3,489,427

Kentucky – 0.9%
City of Henderson KY (Pratt Paper LLC) Series 2022 3.70%, 01/01/2032(b)	1,025	981,927
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	1,500	1,254,857
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017-A 5.00%, 12/01/2047	1,250	1,249,909

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	$3,015	$3,032,210
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	3,000	2,989,421
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	2,330	2,420,986
5.00%, 10/01/2033	2,670	2,770,928

		14,700,238

Louisiana – 1.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	2,180	2,218,073
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,962,171
5.00%, 10/01/2044	3,500	3,558,981
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2034 (Pre-refunded/ETM)	20	20,986
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	1,730	1,789,990
Louisiana Stadium & Exposition District Series 2021 4.00%, 07/03/2023	1,000	1,000,049

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	$555	$597,087
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037	600	586,815
2.20%, 06/01/2037	365	343,098
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017-C 5.00%, 05/01/2035	4,500	4,829,678
5.00%, 05/01/2036	4,620	4,924,029

		23,830,957

Maryland – 1.6%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017-A 5.00%, 06/01/2035	1,035	1,066,958
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2047	5,000	5,090,710
5.25%, 06/30/2052	1,000	1,016,123
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	305	297,330
4.00%, 07/01/2037	360	340,273
5.00%, 07/01/2046	2,960	3,020,991
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	3,000	3,329,657
Maryland State Transportation Authority Series 2021-A 5.00%, 07/01/2046	5,095	5,544,765
State of Maryland Series 2017-B 5.00%, 08/01/2025	5,000	5,200,537

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2035	$1,000	$1,082,950
5.00%, 08/01/2036	1,000	1,073,877

		27,064,171

Massachusetts – 1.2%
Commonwealth of Massachusetts AGC Series 2007-A 4.12% (LIBOR 3 Month + 0.57%), 05/01/2037(a)	4,250	4,132,573
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	2,300	2,257,282
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,179,793
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 4.00%, 07/01/2044	4,005	3,342,509
5.00%, 07/01/2044	2,000	1,935,353
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,446,978
Series 2017-L 5.00%, 07/01/2044	5,000	5,039,204

		20,333,692

Michigan – 2.0%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(e)	2,000	1,470,344
Series 2018 5.00%, 04/01/2036	835	842,739

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-A 5.00%, 04/01/2031	$1,000	$1,038,785
Series 2021-B 2.189%, 04/01/2024	400	382,263
2.511%, 04/01/2025	1,030	946,547
3.644%, 04/01/2034	275	218,591
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.068% (LIBOR 3 Month + 0.60%), 07/01/2032(a)	5,000	4,702,645
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,571,587
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2034	11,225	11,342,659
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	5,000	4,961,229
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	2,000	1,786,162
Series 2020-B Zero Coupon, 06/01/2065	1,250	122,400
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	2,485	2,501,558
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(h)	2,000	1,220,000

		33,107,509

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.3%
Minneapolis-St Paul Metropolitan Airports Commission Series 2022-B 5.00%, 01/01/2047	$4,500	$4,649,352
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030	1,000	1,034,652

		5,684,004

Mississippi – 0.1%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(f)	1,250	1,217,954
Mississippi Business Finance Corp. (Enviva, Inc.) Series 2022
7.75%, 07/15/2047	225	182,185

		1,400,139

Missouri – 0.8%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042	2,900	2,306,598
4.00%, 02/01/2048	2,965	2,243,833
5.00%, 02/01/2042	2,695	2,491,421
5.00%, 02/01/2048	400	360,199
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	190	192,426
5.75%, 03/01/2027	175	178,428
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035	1,485	1,496,644
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(b)	445	381,655

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037	$360	$314,666
Series 2021-C 7.50%, 11/15/2046	288	219,136
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046	522	24,614
5.00%, 11/15/2046	1,169	861,800
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,700	2,015,055

		13,086,475

Nebraska – 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2028	2,620	2,704,552
Omaha Public Power District Series 2014-A 5.00%, 02/01/2032	2,775	2,800,338

		5,504,890

Nevada – 0.9%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	1,965	1,995,672
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	2,500	315,966
Clark County School District AGM Series 2019-B 3.00%, 06/15/2036	6,725	6,051,878
3.00%, 06/15/2037	4,305	3,790,586
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 3.70%, 01/01/2050(b)	3,000	2,991,167

		15,145,269

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hampshire – 0.0%
New Hampshire Business Finance Authority Series 2022-2 0.334%, 09/20/2036	$6,200	$146,136

New Jersey – 4.9%
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	1,700	1,419,933
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,060,584
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2017-D 5.00%, 06/15/2034 (Pre-refunded/ETM)	2,000	2,168,211
5.00%, 06/15/2035 (Pre-refunded/ETM)	1,560	1,691,205
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034(g)	2,000	1,991,644
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,360,997
New Jersey Economic Development Authority (State of New Jersey)
Series 2024-S 5.00%, 06/15/2034(g)	3,250	3,486,277
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2042	725	697,942
4.00%, 07/01/2047	285	271,877

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	$5,000	$5,302,560
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,220,332
5.00%, 06/15/2029	2,175	2,273,786
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033	1,640	1,757,778
5.00%, 12/15/2035	1,000	1,060,697
Series 2022 4.00%, 06/15/2050	7,585	7,028,757
Series 2023-A 4.25%, 06/15/2044(g)	1,000	981,546
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2033	4,750	4,823,770
Series 2015-E 5.00%, 01/01/2033	11,000	11,300,836
Series 2017-A 5.00%, 01/01/2034	5,000	5,310,604
State of New Jersey Series 2020 4.00%, 06/01/2023	5,000	5,000,000
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	11,355	11,404,775
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	4,215	4,219,432

		82,833,543

New York – 10.6%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(b)	7,015	6,946,825

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of New York NY Series 2021 1.396%, 08/01/2027	$5,205	$4,569,920
Metropolitan Transportation Authority Series 2013-E 5.00%, 11/15/2032	5,000	5,013,538
Series 2016-A 4.00%, 11/15/2025	1,000	1,004,386
Series 2016-D 5.00%, 11/15/2027	1,000	1,037,657
5.00%, 11/15/2031	5,000	5,163,653
Series 2017-B 5.00%, 11/15/2024	1,755	1,784,290
Series 2017-C 5.00%, 11/15/2023	1,540	1,547,219
5.00%, 11/15/2024	1,045	1,062,423
5.00%, 11/15/2026	2,610	2,715,095
5.00%, 11/15/2028	1,000	1,062,614
5.00%, 11/15/2033	5,500	5,825,626
Series 2018-B 5.00%, 11/15/2026	1,000	1,040,266
Series 2020-C 4.75%, 11/15/2045	1,000	1,011,190
Series 2020-D 5.00%, 11/15/2043	1,000	1,030,720
Series 2020-E 4.00%, 11/15/2026	1,000	1,007,559
5.00%, 11/15/2027	1,000	1,051,622
5.00%, 11/15/2030	1,500	1,611,818
Series 2021-A 4.00%, 11/15/2050	2,000	1,807,328
Series 2021-D 3.72% (SOFR + 0.33%), 11/01/2035(a)	2,515	2,492,995
New York City Municipal Water Finance Authority Series 2014-D 5.00%, 06/15/2035	4,000	4,060,374
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	14,800	16,006,659

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B1 5.00%, 08/01/2032	$4,000	$4,064,771
Series 2014-D1 5.00%, 02/01/2034	5,000	5,043,355
Series 2016-B 5.00%, 08/01/2032	10,000	10,579,045
Series 2017-E1 5.00%, 02/01/2036	2,500	2,662,292
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	300	300,426
7.25%, 11/15/2044(b)	355	359,400
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.00%, 03/15/2034	10,000	10,384,490
5.25%, 03/15/2033	2,000	2,090,075
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	2,000	1,902,003
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,147,716
Series 2019-B 4.00%, 01/01/2050	4,635	4,388,185
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2041	7,480	7,462,112
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013-A 5.00%, 03/15/2043	5,000	5,003,351
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	3,525	3,378,670

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2020 4.00%, 10/01/2030	$6,500	$6,458,908
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2039	2,000	2,077,203
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(b)	3,235	2,801,482
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,624,135
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030	10,000	10,100,427
5.00%, 09/01/2031	3,750	3,787,205
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2054	2,000	2,119,973
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,572,090
2.917%, 05/15/2040	2,000	1,504,562
Series 2022-C 5.00%, 05/15/2047	5,000	5,401,050
5.25%, 05/15/2052	5,000	5,495,550
Series 2022-E 4.44% (SOFR + 1.05%), 04/01/2026(a)	4,000	4,021,909

		177,584,162

North Carolina – 0.5%
Fayetteville State University Series 2023 4.00%, 04/01/2024(b)	140	140,310
4.00%, 04/01/2025(b)	335	334,288
5.00%, 04/01/2026(b)	375	384,036
State of North Carolina Series 2020-A 5.00%, 06/01/2025	2,500	2,593,114
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	5,000	5,138,864

		8,590,612

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio – 2.9%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	$8,850	$8,187,081
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	8,000	8,031,728
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	2,915,346
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	2,000	2,006,352
6.75%, 12/01/2052	1,000	986,649
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.10%, 10/01/2028	3,925	3,778,304
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2031(g)	4,785	5,432,974
5.00%, 10/01/2033(g)	5,275	6,083,352
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2040	7,195	7,585,344
5.00%, 02/01/2052	4,000	4,154,738

		49,161,868

Oklahoma – 0.4%
Oklahoma Development Finance Authority Series 2022 4.714%, 05/01/2052	5,000	4,813,785
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,231,386

		7,045,171

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Oregon – 0.3%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 4.00%, 08/15/2050	$5,000	$4,488,192
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2043	1,000	376,898
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053	2,000	436,951

		5,302,041

Other – 0.3%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(b)	5,390	4,450,355

Pennsylvania – 3.8%
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	600	342,737
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	2,000	1,142,335
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,000	991,100
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,264,082
5.75%, 10/01/2043	5,000	4,697,568
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	1,000	975,126

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	$285	$279,109
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	3,673,861
4.00%, 04/01/2050	5,000	4,535,600
5.00%, 04/01/2043	6,250	6,742,604
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,046,710
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	440	412,896
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	811,267
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	4,431,296
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	10,000	11,050,002
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	997,588
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.11% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	4,909,698

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission Series 2019-A 5.00%, 12/01/2038	$2,655	$2,811,942
Series 2022-A 5.00%, 12/01/2036	1,000	1,119,198
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2038	1,500	1,588,602
5.00%, 12/01/2039	3,000	3,168,535
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	3,100	3,054,216
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	2,000	2,058,929

		64,105,001

Puerto Rico – 1.7%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	30,000	2,017,767
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	6	6,008
Zero Coupon, 07/01/2033	564	330,708
4.00%, 07/01/2033	484	444,086
4.00%, 07/01/2035	17	15,140
4.00%, 07/01/2037	15	12,619
4.00%, 07/01/2041	20	16,504
4.00%, 07/01/2046	21	16,560
5.25%, 07/01/2023	511	511,031
5.375%, 07/01/2025	621	634,125
5.625%, 07/01/2027	861	899,769
5.625%, 07/01/2029	425	450,171
5.75%, 07/01/2031	170	182,937
Series 2022-A 0.00%, 11/01/2051	6,133	2,770,032
Series 2022-C 0.00%, 11/01/2043	7,302	3,559,519
HTA HRRB Custodial Trust Series 2022 5.50%, 07/01/2031	190	195,225

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	$1,915	$1,902,215
5.25%, 07/01/2036	2,015	2,032,642
5.25%, 07/01/2041	1,370	1,378,548
PR Custodial Trust Series 2022 5.50%, 07/01/2029	61	60,314
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,895	1,897,385
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,138,163
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	2,240	2,147,600
Series 2022-B Zero Coupon, 07/01/2032	390	247,958
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c)(d)	3,550	3,605,314
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	1,595	1,220,680
Series 2019-A 4.329%, 07/01/2040	1,504	1,393,352

		29,086,372

South Carolina – 2.8%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	500	485,421
5.26%, 11/01/2032	100	96,049
5.41%, 11/01/2039	1,240	1,171,620
6.28%, 11/01/2039	100	94,152
Greenville Housing Authority/SC Series 2023 6.16%, 05/01/2063(b)	3,000	2,947,331
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	2,855	2,993,219

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	$1,000	$999,691
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(b)	1,450	1,080,311
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	1,000	1,008,587
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052(e)	1,600	1,097,651
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	4,750	4,846,178
Series 2016-B 5.00%, 12/01/2036	2,000	2,046,767
5.00%, 12/01/2046	4,525	4,550,282
5.00%, 12/01/2056	6,250	6,220,941
Series 2020-A 4.00%, 12/01/2042	2,000	1,884,097
Series 2021-B 4.00%, 12/01/2038	1,500	1,457,877
Series 2022-A 4.00%, 12/01/2047	10,000	9,215,476
4.00%, 12/01/2052	5,000	4,522,676

		46,718,326

Tennessee – 1.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	2,785	2,599,376
5.125%, 12/01/2042(b)	1,325	1,192,805
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	345	334,281
4.00%, 08/01/2038	495	475,929

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(b)	$1,000	$999,153
9.50%, 11/01/2052(b)	1,000	999,006
Memphis-Shelby County Airport Authority Series 2020-B 5.00%, 07/01/2023	3,000	3,001,651
5.00%, 07/01/2024	3,500	3,532,254
5.00%, 07/01/2025	2,250	2,297,545
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	4,325	4,468,420
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2040	2,350	2,592,714
Tennergy Corp/TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	5,000	5,271,684
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	1,000	787,910
4.25%, 12/01/2024	1,000	944,813

		29,497,541

Texas – 7.3%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(b)	500	407,039
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,463,795
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(b)	1,000	1,007,928

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Bexar County Hospital District Series 2018 5.00%, 02/15/2048	$9,000	$9,231,314
Board of Regents of the University of Texas System Series 2019-B 5.00%, 08/15/2049	2,000	2,326,464
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032	1,600	1,643,297
5.00%, 01/01/2033	1,300	1,333,463
5.00%, 01/01/2034	1,350	1,383,712
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2034	10,000	10,102,085
City of Dallas TX Series 2023-A 5.00%, 02/15/2043(g)	3,000	3,304,703
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,525,713
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	504,717
Series 2015-B 5.00%, 07/15/2030	4,650	4,665,776
Series 2018 5.00%, 07/15/2028	1,300	1,315,935
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	1,500	1,599,680
County of Harris TX Series 2020-A 3.00%, 10/01/2045	1,600	1,277,494
Cypress-Fairbanks Independent School District Series 2023 5.00%, 02/15/2041	1,000	1,113,003
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	1,000	914,920

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Grand Parkway Transportation Corp. Series 2018-A 5.00%, 10/01/2035	$7,860	$8,488,791
5.00%, 10/01/2036	10,000	10,742,389
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	2,000	439,880
Series 2022-B Zero Coupon, 12/01/2042	2,000	645,270
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,781,383
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	4,500	4,353,133
Montgomery County Health Facilities Development Co. AGM Series 1991 Zero Coupon, 07/15/2023 (Pre-refunded/ETM)	2,000	1,990,949
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027(f)	2,000	1,988,377
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	907,267
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2019 7.25%, 12/01/2053(c)(d)	1,000	900,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(e)	3,994	1,625,777
7.50%, 11/15/2036	970	794,271
7.50%, 11/15/2037	150	115,434

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	$425	$333,809
Series 2022 5.00%, 01/01/2057	1,000	762,206
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,284,877
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	3,330	3,334,295
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	10,585	10,818,427
5.00%, 01/01/2035	5,000	5,106,949
Series 2015-B 5.00%, 01/01/2034	1,700	1,737,752
Series 2016-A 5.00%, 01/01/2036	1,000	1,036,179
AGC Series 2008 Zero Coupon, 01/01/2036	7,200	4,358,544
Permanent University Fund – University of Texas System Series 2014 5.00%, 07/01/2041 (Pre-refunded/ETM)	2,000	2,002,217
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 1.875%, 01/01/2026(b)	850	769,754
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045(c)(d)	3,785	1,514,000
Series 2015-B 5.00%, 11/15/2036(c)(d)	1,850	740,000

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(c)(d)	$2,118	$1,376,970
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385	1,404,336
5.00%, 08/15/2034	1,945	1,970,322

		122,444,596

Utah – 0.2%
City of Salt Lake City UT Airport Revenue Series 2017-A 5.00%, 07/01/2047	3,265	3,313,162

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(b)	1,000	973,640

Virginia – 0.9%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	1,708	1,616,755
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2038	515	513,875
4.00%, 07/01/2045	690	660,810
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(b)	1,410	1,402,963
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	3,000	2,585,441

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2028	$2,100	$2,189,365
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) Series 2022 3.50%, 11/01/2052	6,000	5,979,323

		14,948,532

Washington – 2.0%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Taxes) Series 2016-S 5.00%, 11/01/2046	2,000	2,277,568
Grays Harbor County Public Hospital District No. 2 Series 2018 5.00%, 12/15/2048	5,650	5,756,268
Port of Seattle WA Series 2019 4.00%, 04/01/2044	2,175	1,968,427
Series 2021 4.00%, 08/01/2040	2,000	1,869,757
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	2,000	1,921,969
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(b)	10,000	9,962,682
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 4.00%, 09/01/2045	455	420,286
5.00%, 09/01/2039	450	475,255
5.00%, 09/01/2040	700	736,677

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2045	$430	$447,501
5.00%, 09/01/2050	500	519,472
Series 2021 3.00%, 12/01/2034(b)	425	383,375
4.00%, 12/01/2048(b)	1,740	1,579,170
5.00%, 12/01/2027(b)	440	463,643
5.00%, 12/01/2028(b)	305	325,850
5.00%, 12/01/2029(b)	170	183,859
5.00%, 12/01/2030(b)	265	288,832
5.00%, 12/01/2031(b)	265	289,459
5.00%, 12/01/2032(b)	225	245,555
5.00%, 12/01/2033(b)	245	266,905
Washington Higher Education Facilities Authority (Corp. of Gonzaga University(The)) Series 2023 4.00%, 04/01/2043	2,600	2,402,245
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(b)	1,000	757,775
5.00%, 01/01/2055(b)	365	257,859

		33,800,389

West Virginia – 0.3%
Monongalia County Commission Excise Tax District Series 2022-A 6.25%, 06/01/2024	465	466,045
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	903	892,797
4.875%, 06/01/2049	1,975	1,754,315
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021
4.125%, 07/01/2045	435	427,888
9.00%, 06/01/2038(b)	2,250	2,250,407

		5,791,452

Wisconsin – 4.1%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(b)	1,000	749,065

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	$1,000	$995,248
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2029(g)	5,000	5,403,428
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,250	1,305,233
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,396,131
4.00%, 10/15/2036	2,600	2,616,902
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046	250	199,685
5.00%, 11/01/2054	215	164,143
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035	305	307,013
4.00%, 12/15/2036	335	334,027
4.00%, 12/15/2037	320	314,138
4.00%, 12/15/2038	335	327,436
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(b)	255	218,599
Series 2022-A 3.875%, 12/01/2039(b)	1,170	994,475

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority Series 2022 6.00%, 02/01/2062(b)	$1,700	$1,689,996
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2041	500	477,929
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2054	775	784,712
5.00%, 07/01/2058	750	759,398
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	529,736
5.00%, 01/01/2036	500	525,123
5.00%, 01/01/2037	500	520,639
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(f)	6,750	6,035,885
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	3,395	3,406,619
Series 2016-B 5.00%, 12/01/2025	1,795	1,818,512
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,150	1,090,275
5.75%, 02/01/2052(b)	1,500	1,453,617
Wisconsin Public Finance Authority (CHF – Wilmington LLC) AGM Series 2018 5.00%, 07/01/2053	3,315	3,403,213
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)	2,825	2,787,905
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052	15,000	15,500,671

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(b)	$3,465	$3,485,384
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	2,000	2,006,864
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,000	1,012,254
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	5,500	3,608,746
Series 2022 4.00%, 06/01/2049(b)	995	688,657
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	2,000	2,093,025

		69,004,683

Total Long-Term Municipal Bonds (cost $1,691,838,033)		1,602,117,245

Short-Term Municipal Notes – 2.0%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018 3.25%, 11/15/2048(i)	8,045	8,045,000
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 4.00%, 12/01/2052(i)	3,800	3,800,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2010 3.25%, 06/01/2048(i)	4,000	4,000,000

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Housing Development Authority (Steadfast Foxview LP) Series 2008 3.51%, 01/01/2041(i)	$250	$250,000
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 3.25%, 11/15/2041(i)	2,230	2,230,000
Maryland Health & Higher Educational Facilities Authority Series 2014-A 3.46%, 04/01/2035(i)	1,800	1,800,000
Port of Tacoma WA Series 2019-B 3.73%, 12/01/2044(i)	1,250	1,250,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 3.40%, 07/01/2052(i)	7,400	7,400,000
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2021 3.45%, 01/15/2051(i)	2,300	2,300,000
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group) Series 2008 3.87%, 12/01/2030(i)	450	450,000
Washington State Housing Finance Commission (Panorama/United States) Series 2008 3.45%, 04/01/2043(i)	2,575	2,575,000

Total Short-Term Municipal Notes (cost $34,100,000)		34,100,000

Total Municipal Obligations (cost $1,725,938,033)		1,636,217,245

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.0%
Agency CMBS – 0.8%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	$558	$538,390
Series 2021-1, Class A 3.50%, 11/20/2035	968	898,793
Series 2021-2, Class A 3.75%, 03/25/2035	4,898	4,732,313
Series 2021-2, Class X 0.824%, 03/25/2035(j)	2,449	127,566
Series 2021-3, Class A 3.25%, 08/20/2036	977	872,982
Series 2021-3, Class X 0.77%, 08/20/2036(j)	2,247	123,654
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	978	757,841
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,273	986,563
Series 2021-ML12, Class AUS 2.34%, 07/25/2041(b)	1,973	1,537,158
Series 2022-ML13, Class XCA 0.95%, 07/25/2036(j)	1,581	92,193
Series 2022-ML13, Class XUS 0.98%, 09/25/2036(j)	2,678	189,675
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	2,296	2,100,247
Series 2021-1, Class X 0.726%, 12/20/2035(j)	1,942	93,266

		13,050,641

Non-Agency Fixed Rate CMBS – 1.2%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	5,046	4,609,707
National Finance Authority Series 2022-2, Class X 0.674%, 10/01/2036(j)	3,968	202,788
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	5,055	4,857,667

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022-1, Class A 4.375%, 09/20/2036	$7,908	$7,623,541
Series 2022-2, Class A 4.00%, 10/20/2036	3,968	3,692,225

		20,985,928

Total Commercial Mortgage-Backed Securities (cost $38,379,531)		34,036,569

CORPORATES – NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Banking – 0.1%
UMB Financial Corp. 10.00%, 01/01/2049(k)(l)	741	740,705
10.00%, 01/01/2049(k)(l)	529	529,443

Total Corporates – Non-Investment Grade (cost $1,270,148)		1,270,148

	Shares
SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(m)(n)(o) (cost $28,136,258)	28,136,258	28,136,258

Total Investments – 101.1% (cost $1,793,723,970)		1,699,660,220
Other assets less liabilities – (1.1)%		(19,023,783)

Net Assets – 100.0%		$1,680,636,437

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	(5.00)%	Quarterly	4.73%	USD	8,000	$(166,400)	$(17,019)	$(149,381)

*	Termination date

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	11,290	01/15/2025	2.565%	CPI#	Maturity	$992,834	$	– 0	–	$992,834
USD	5,645	01/15/2025	2.585%	CPI#	Maturity	491,888		– 0	–	491,888
USD	5,645	01/15/2025	2.613%	CPI#	Maturity	485,655		– 0	–	485,655
USD	3,730	01/15/2025	4.028%	CPI#	Maturity	104,499		– 0	–	104,499
USD	12,930	01/15/2026	CPI#	3.720%	Maturity	(345,697)		– 0	–	(345,697)
USD	17,700	01/15/2027	CPI#	3.466%	Maturity	(517,094)		(17,476)		(499,618)
USD	17,500	01/15/2027	CPI#	3.320%	Maturity	(669,750)		– 0	–	(669,750)
USD	14,020	01/15/2027	CPI#	3.323%	Maturity	(533,965)		– 0	–	(533,965)
USD	37,280	01/15/2028	1.230%	CPI#	Maturity	6,461,991		– 0	–	6,461,991
USD	30,890	01/15/2028	0.735%	CPI#	Maturity	6,466,537		– 0	–	6,466,537
USD	31,250	01/15/2029	CPI#	3.390%	Maturity	(496,737)		– 0	–	(496,737)
USD	20,860	01/15/2029	CPI#	3.735%	Maturity	274,129		– 0	–	274,129
USD	14,020	01/15/2029	CPI#	3.290%	Maturity	(339,090)		– 0	–	(339,090)
USD	10,715	01/15/2030	1.572%	CPI#	Maturity	1,765,937		– 0	–	1,765,937
USD	10,715	01/15/2030	1.587%	CPI#	Maturity	1,751,162		– 0	–	1,751,162
USD	10,500	01/15/2031	2.782%	CPI#	Maturity	634,990		– 0	–	634,990
USD	10,000	01/15/2031	2.680%	CPI#	Maturity	705,267		– 0	–	705,267
USD	8,450	01/15/2031	2.989%	CPI#	Maturity	336,726		– 0	–	336,726
USD	8,300	01/15/2032	CPI#	3.064%	Maturity	(222,540)		– 0	–	(222,540)
USD	8,280	04/15/2032	CPI#	2.909%	Maturity	(332,655)		– 0	–	(332,655)

						$17,014,087		$(17,476)		$17,031,563

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	59,100	01/15/2027	1 Day SOFR	3.427%	Annual	$(848,724)	$–0	–	$(848,724)
USD	50,000	01/15/2027	1 Day SOFR	3.658%	Annual	(316,367)	– 0	–	(316,367)
USD	30,000	01/15/2027	1 Day SOFR	2.540%	Annual	(1,438,470)	– 0	–	(1,438,470)
USD	20,000	01/15/2027	1 Day SOFR	2.143%	Annual	(1,255,080)	– 0	–	(1,255,080)
USD	32,900	04/30/2030	1 Day SOFR	3.075%	Annual	(736,286)	– 0	–	(736,286)
USD	26,300	04/30/2030	1 Day SOFR	3.369%	Annual	(104,668)	– 0	–	(104,668)
USD	22,000	04/15/2032	3.120%	1 Day SOFR	Annual	507,757	– 0	–	507,757
USD	10,000	04/15/2032	3.063%	1 Day SOFR	Annual	274,382	–0	–	274,382

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	10,000	04/15/2032	3.066%	1 Day SOFR	Annual	$272,068	$	– 0	–	$272,068
USD	30,000	02/15/2032	3.252%	1 Day SOFR	Annual	403,343		– 0	–	403,343

						$(3,242,045)	$	– 0	–	$(3,242,045)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	$2,232,617	$	– 0 –	$2,232,617

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2023.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2023, the aggregate market value of these securities amounted to $178,312,688 or 10.6% of net assets.

(c)	Non-income producing security.

(d)	Defaulted.

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2023.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.66% of net assets as of May 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	$2,464,956	$1,838,918	0.11%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	1,232,193	1,217,954	0.07%
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027	02/03/2023	2,000,000	1,988,377	0.12%

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$6,750,000	$6,035,885	0.36%

(g)	When-Issued or delayed delivery security.

(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030	11/30/2005	$2,000,000	$1,220,000	0.07%

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	IO – Interest Only.

(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(l)	Fair valued by the Adviser.

(m)	Affiliated investments.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.8% and 0.1%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CFD – Community Facilities District

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

FHLMC – Federal Home Loan Mortgage Corporation

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NEW YORK PORTFOLIO

May 31, 2023

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.6%
Long-Term Municipal Bonds – 93.4%
New York – 85.5%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,513,908
Series 2020 4.00%, 11/01/2045	1,000	805,855
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 01/01/2047	1,000	726,680
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,342,624
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	960	950,670
Build NYC Resource Corp. (City University of New York (The)) Series 2014-A 5.00%, 06/01/2030	1,110	1,121,839
5.00%, 06/01/2033	1,320	1,332,147
5.00%, 06/01/2034	550	554,793
Build NYC Resource Corp. (Classical Charter School, Inc.) Series 2023 4.75%, 06/15/2058	760	693,864
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,125	2,144,464
5.75%, 06/01/2062(a)	1,905	1,912,608
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052	1,275	1,191,790
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052	250	247,117
5.00%, 07/01/2056	1,410	1,370,221

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2062	$6,000	$5,762,450
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	1,500	1,341,874
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,035,169
5.25%, 07/01/2057	2,000	2,024,568
5.25%, 07/01/2062	1,000	1,008,664
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	2,555	2,403,527
5.50%, 11/01/2044	1,625	1,331,667
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	500	447,384
Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2051(a)	735	543,050
4.00%, 06/15/2056(a)	700	502,860
Build NYC Resource Corp. (Shefa School) Series 2021-A 5.00%, 06/15/2051(a)	2,000	1,701,467
City of New York NY Series 2014-A 5.00%, 08/01/2023	1,400	1,403,512
Series 2016-B 5.00%, 12/01/2034	2,000	2,124,518
Series 2021 1.396%, 08/01/2027	5,905	5,184,511
Series 2021-D 1.723%, 08/01/2029	3,000	2,532,651
1.823%, 08/01/2030	3,000	2,483,741
Series 2023-C 5.00%, 08/01/2025	1,500	1,554,737
County of Nassau NY Series 2016-A 5.00%, 01/01/2038 (Pre-refunded/ETM)	1,000	1,066,329
Series 2016-C 5.00%, 04/01/2036	5,085	5,268,089

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051(a)	$3,000	$2,956,226
Series 2020-B 5.918%, 07/01/2039(a)	1,460	1,425,980
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.50%, 06/15/2057	5,000	4,843,043
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,862,111
5.00%, 07/01/2039	1,100	1,103,669
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2042	5,000	5,210,510
Huntington Local Development Corp. (Gurwin Independent Housing Obligated Group) Series 2021 3.00%, 07/01/2025	80	79,965
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024(b)(c)(d)(e)	1,000	200,000
Long Island Power Authority Series 2014-A 5.00%, 09/01/2035	1,000	1,013,814
Series 2016-B 5.00%, 09/01/2030	5,000	5,288,691
5.00%, 09/01/2033	3,515	3,714,607
Metropolitan Transportation Authority Series 2014-B 5.00%, 11/15/2044	12,000	12,010,177
Series 2017-C 5.00%, 11/15/2033	5,000	5,296,024
Series 2021 3.82% (SOFR + 0.43%), 11/01/2026(f)	660	651,752
AGM Series 2021 3.94% (SOFR + 0.55%), 11/01/2032(f)	1,000	995,414
4.19% (SOFR + 0.80%), 11/01/2032(f)	1,285	1,252,900

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	$10,740	$11,454,976
5.25%, 11/15/2035	5,000	5,317,035
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	2,000	1,919,287
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2017 5.00%, 12/01/2034	1,150	1,182,148
Series 2020 4.00%, 12/01/2035	3,015	2,896,123
4.00%, 12/01/2038	1,200	1,085,407
4.00%, 12/01/2039	1,000	890,516
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	1,770,416
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(c)(d)(g)	1,447	651,115
9.00%, 01/01/2041(a)(c)(d)	720	597,600
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043	1,195	1,216,721
5.00%, 07/01/2055	3,250	3,199,391
New York City Municipal Water Finance Authority Series 2013-BB 5.00%, 06/15/2046 (Pre-refunded/ETM)	5,000	5,002,732

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	$5,160	$5,338,538
Series 2018-S 5.00%, 07/15/2043	7,000	7,427,204
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2016-F 5.00%, 02/01/2032	10,000	10,473,232
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,494,492
5.00%, 11/15/2035	6,000	6,167,813
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	2,200	2,151,800
5.375%, 11/15/2040(a)	700	700,994
7.25%, 11/15/2044(a)	730	739,048
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	7,073,061
2.80%, 09/15/2069	5,780	5,244,330
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,367,583
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,121,630
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)	1,000	1,006,154
5.00%, 12/01/2033(a)	1,000	1,005,130
5.00%, 12/01/2037(a)	2,000	1,952,357

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	$3,000	$3,081,040
5.00%, 07/01/2033	3,000	3,076,196
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	375	382,365
5.00%, 07/01/2051	1,200	1,216,492
Series 2022-2 5.00%, 07/01/2037	200	209,979
5.00%, 07/01/2042	275	283,297
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	1,950	1,942,088
5.00%, 08/01/2033	2,000	1,988,494
5.00%, 08/01/2035	1,515	1,480,153
Series 2020 4.00%, 09/01/2037	800	700,552
4.00%, 09/01/2039	1,345	1,157,148
AGM Series 2020 3.00%, 09/01/2050	3,000	2,125,595
New York State Dormitory Authority (New School (The)) Series 2016-A 5.00%, 07/01/2035	2,815	2,924,415
5.00%, 07/01/2036	3,000	3,103,881
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015-A 5.00%, 05/01/2033	5,000	5,152,154
Series 2022 4.25%, 05/01/2052	5,000	4,597,147
New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031	1,000	1,020,135
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,048,436

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2036	$1,115	$1,208,251
5.00%, 07/01/2040	1,265	1,349,921
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033	1,000	1,029,443
5.00%, 07/01/2034	1,000	1,029,000
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2033	12,095	13,077,093
New York State Dormitory Authority (State of New York Sales Tax Revenue) Series 2018-E 5.00%, 03/15/2048	5,000	5,291,793
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	5,625	5,625,434
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2019 2.875%, 12/01/2044(a)	3,125	2,741,085
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2031	7,500	7,691,309
5.00%, 01/01/2032	5,000	5,126,763
Series 2016-A 5.25%, 01/01/2056	2,940	3,024,406
Series 2019-B 4.00%, 01/01/2037	1,575	1,591,810
Series 2019-M 2.90%, 01/01/2035	5,000	4,318,354
New York Transportation Development Corp. (American Airlines, Inc.) Series 2021 2.25%, 08/01/2026	1,625	1,519,975
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	2,395	2,469,495

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2036	$13,850	$14,101,893
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2046	11,000	9,445,041
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 4.00%, 12/01/2038	1,050	985,253
4.00%, 12/01/2042	1,940	1,763,361
5.00%, 12/01/2025	1,100	1,121,494
Series 2022 4.00%, 12/01/2042	2,000	1,817,898
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 4.00%, 07/01/2032	2,000	1,953,179
4.00%, 07/01/2033	2,250	2,190,065
5.00%, 07/01/2034	3,490	3,510,987
5.00%, 07/01/2046	5,015	4,877,980
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	5,000	4,329,957
Oneida City School District Series 2022-B 3.50%, 07/07/2023	1,485	1,485,005
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	2,405	2,723,764
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	1,400	1,400,655
Series 2022 4.00%, 07/01/2042	525	466,276
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	2,005	1,580,097
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2031	5,000	5,049,607
Series 2021-2 4.00%, 07/15/2046	5,000	4,743,169

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

4.00%, 07/15/2061	$11,025	$9,918,333
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040	2,600	2,693,376
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,539,924
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2040	1,500	1,447,431
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050	4,935	4,445,986
Town of Oyster Bay NY Series 2021 4.00%, 03/01/2024	850	853,918
Series 2023 5.00%, 03/08/2024	2,000	2,023,390
Triborough Bridge & Tunnel Authority Series 2017-B 5.00%, 11/15/2036	3,000	3,183,163
Series 2018 5.00%, 11/15/2043	5,000	5,298,509
Series 2020-A 5.00%, 11/15/2054	3,000	3,179,959
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	3,500	2,786,244
Series 2022 5.00%, 05/15/2041	2,500	2,746,009
5.00%, 05/15/2042	5,150	5,631,767
Series 2022-C 5.00%, 05/15/2047	10,000	10,802,101
Series 2022-E 4.44% (SOFR + 1.05%), 04/01/2026(f)	2,500	2,513,693
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035	1,450	1,570,896
5.00%, 09/01/2036	2,250	2,420,604

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2037	$2,000	$2,136,294
5.00%, 09/01/2038	1,500	1,597,434
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033	1,000	1,029,548
4.00%, 12/01/2035	1,000	1,015,920
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	3,350	3,141,833
Series 2017-A 5.00%, 06/01/2041	10,850	11,030,567
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,199,754
5.25%, 09/15/2042	135	103,933
5.25%, 09/15/2047	235	172,744
5.25%, 09/15/2053	505	356,991
Utility Debt Securitization Authority Series 2022 4.421%, 12/15/2025	2,500	2,496,502
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010-B 6.00%, 11/01/2030	120	120,206
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	2,925	2,453,224
5.00%, 01/01/2051	2,505	2,331,505
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042	1,000	1,006,472
5.00%, 06/01/2047	1,000	1,002,151
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	2,000	1,921,410

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Westchester Tobacco Asset Securitization Corp. Series 2016-B 5.00%, 06/01/2041	$1,830	$1,868,970

		460,151,205

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	291,140
Series 2018 7.125%, 09/01/2038(a)	935	1,019,796

		1,310,936

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	43,655
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	485	477,054

		520,709

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	100	102,595
5.00%, 01/01/2039	100	101,808
5.00%, 01/01/2048	160	160,201
5.00%, 01/01/2056	490	495,478
5.00%, 01/01/2059	170	164,806

		1,024,888

Guam – 2.6%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	500	400,351
Series 2023 5.25%, 10/01/2031(h)	175	178,468
5.25%, 10/01/2036(h)	585	579,305

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	$1,025	$1,033,555
Series 2017 5.00%, 07/01/2034	1,100	1,134,296
5.00%, 07/01/2040	1,375	1,390,901
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,000	1,028,018
5.00%, 10/01/2037	1,500	1,532,935
5.00%, 10/01/2038	1,930	1,969,050
Series 2022-A 5.00%, 10/01/2044	1,100	1,125,034
Territory of Guam Series 2019 5.00%, 11/15/2031	105	107,854
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	3,296,061

		13,775,828

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	1,710	1,771,569
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2037	100	84,167
4.00%, 09/01/2041	115	91,214
5.00%, 09/01/2036	115	110,572
5.00%, 09/01/2038	100	94,147

		2,151,669

Indiana – 0.3%
City of Fort Wayne IN (Do Good Foods Fort Wayne LLC Obligated Group) Series 2022 9.00%, 12/01/2044(a)	815	803,587
10.75%, 12/01/2029	110	109,587
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	775	583,919

		1,497,093

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	$105	$108,048

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	107,583

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	522,677
Series 2019-B 3.70%, 06/01/2039(a)	200	163,667

		686,344

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	245	247,271

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c)(d)(e)	105	57,750
7.00%, 12/15/2043(c)(d)(e)	115	63,250

		121,000

Puerto Rico – 2.7%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	208	198,281
Zero Coupon, 07/01/2033	908	531,988
4.00%, 07/01/2033	260	238,504
4.00%, 07/01/2035	9	7,919
4.00%, 07/01/2037	8	6,601
4.00%, 07/01/2041	10	8,636
4.00%, 07/01/2046	211	169,701
5.25%, 07/01/2023	176	175,680
5.375%, 07/01/2025	361	368,615

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.625%, 07/01/2027	$1,046	$1,093,223
5.625%, 07/01/2029	210	222,437
5.75%, 07/01/2031	115	124,267
Series 2022-C 0.00%, 11/01/2043	65	31,680
HTA HRRB Custodial Trust Series 2022 5.25%, 07/01/2036	100	100,876
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	795	789,692
5.25%, 07/01/2036	685	690,997
5.25%, 07/01/2041	285	286,778
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	1,290	1,309,149
5.00%, 07/01/2035(a)	1,295	1,294,946
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	710	710,894
NATL Series 2007-V 5.25%, 07/01/2034	1,000	985,778
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	910	872,462
Series 2022-B Zero Coupon, 07/01/2032	325	206,632
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c)(d)	1,545	1,569,073
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	654	500,517
Series 2019-A 4.329%, 07/01/2040	675	625,341
4.55%, 07/01/2040	73	69,475
5.00%, 07/01/2058	1,160	1,108,319

		14,298,461

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$820	$765,346
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	65	62,980
4.00%, 08/01/2038	130	124,992

		953,318

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,455	1,407,513
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	78,543
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(c)(d)	1,000	650,000

		2,136,056

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	100	75,778
5.00%, 01/01/2049(a)	105	76,815
5.00%, 01/01/2055(a)	305	215,471

		368,064

Wisconsin – 0.5%
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)	100	99,901
5.00%, 10/01/2025(a)	365	364,578
5.00%, 10/01/2026(a)	390	390,328
5.00%, 10/01/2027(a)	405	406,536

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2028(a)	$225	$226,554
5.00%, 10/01/2029(a)	100	100,911
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	76,346
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)	1,250	1,117,756

		2,782,910

Total Long-Term Municipal Bonds (cost $534,376,928)		502,241,383

Short-Term Municipal Notes – 2.2%
Minnesota – 0.4%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018 3.75%, 11/15/2048(i)	2,200	2,200,000

New York – 1.8%
New York City Health and Hospitals Corp. Series 2008-B 3.73%, 02/15/2031(i)	1,250	1,250,000
New York City Housing Development Corp. Series 2008 3.45%, 04/15/2035(i)	1,800	1,800,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2023 3.83%, 05/01/2044(i)	4,700	4,700,000
New York State Housing Finance Agency (Barclay Street Realty LLC) Series 2004-A 3.40%, 11/15/2037(i)	2,000	2,000,000

		9,750,000

Total Short-Term Municipal Notes (cost $11,950,000)		11,950,000

Total Municipal Obligations (cost $546,326,928)		514,191,383

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Energy – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023(a) (cost $20,000)	$20	$20,000

	Shares
SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(j)(k)(l) (cost $15,717,880)	15,717,880	15,717,880

Total Investments – 98.5% (cost $562,064,808)		529,929,263
Other assets less liabilities – 1.5%		8,058,621

Net Assets – 100.0%		$537,987,884

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	3,910	01/15/2025	2.565%	CPI#	Maturity	$343,842	$	– 0	–	$343,842
USD	1,955	01/15/2025	2.585%	CPI#	Maturity	170,353		– 0	–	170,353
USD	1,955	01/15/2025	2.613%	CPI#	Maturity	168,194		– 0	–	168,194
USD	1,290	01/15/2025	4.028%	CPI#	Maturity	36,140		– 0	–	36,140
USD	6,900	01/15/2026	CPI#	3.720%	Maturity	(184,479)		– 0	–	(184,479)
USD	6,200	01/15/2027	CPI#	3.320%	Maturity	(237,283)		– 0	–	(237,283)
USD	6,100	01/15/2027	CPI#	3.466%	Maturity	(178,208)		(6,022)		(172,186)
USD	4,830	01/15/2027	CPI#	3.323%	Maturity	(183,955)		– 0	–	(183,955)
USD	16,000	01/15/2028	1.230%	CPI#	Maturity	2,773,387		– 0	–	2,773,387
USD	12,350	01/15/2028	0.735%	CPI#	Maturity	2,585,359		– 0	–	2,585,359
USD	11,050	01/15/2029	CPI#	3.390%	Maturity	(175,646)		– 0	–	(175,646)
USD	7,130	01/15/2029	CPI#	3.735%	Maturity	93,698		– 0	–	93,698
USD	4,160	01/15/2029	CPI#	3.290%	Maturity	(100,614)		– 0	–	(100,614)
USD	2,265	01/15/2030	1.572%	CPI#	Maturity	373,294		– 0	–	373,294
USD	2,265	01/15/2030	1.587%	CPI#	Maturity	370,171		– 0	–	370,171
USD	3,700	01/15/2031	2.782%	CPI#	Maturity	223,758		– 0	–	223,758
USD	3,450	01/15/2031	2.680%	CPI#	Maturity	243,317		– 0	–	243,317
USD	2,900	01/15/2031	2.989%	CPI#	Maturity	115,563		– 0	–	115,563
USD	2,870	01/15/2032	CPI#	3.064%	Maturity	(76,951)		– 0	–	(76,951)
USD	2,800	04/15/2032	CPI#	2.909%	Maturity	(112,492)		– 0	–	(112,492)

						$6,247,448		$(6,022)		$6,253,470

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(1,275,067)	$	– 0	–	$(1,275,067)
USD	14,800	01/15/2027	1 Day SOFR	3.776%	Annual	(21,523)		– 0	–	(21,523)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(249,431)		– 0	–	(249,431)
USD	24,000	01/15/2029	1 Day SOFR	3.315%	Annual	(344,199)		– 0	–	(344,199)
USD	12,400	04/30/2030	1 Day SOFR	3.369%	Annual	(49,349)		– 0	–	(49,349)
USD	8,600	04/30/2030	1 Day SOFR	3.075%	Annual	(192,463)		– 0	–	(192,463)
USD	14,600	04/15/2032	2.671%	1 Day SOFR	Annual	842,083		– 0	–	842,083
USD	3,600	04/15/2032	3.069%	1 Day SOFR	Annual	97,111		– 0	–	97,111
USD	15,000	07/15/2032	2.446%	1 Day SOFR	Annual	1,279,952		– 0	–	1,279,952
USD	8,500	07/15/2032	2.446%	1 Day SOFR	Annual	725,306		– 0	–	725,306

						$812,420	$	– 0	–	$812,420

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA	*	Quarterly	$948,900	$	– 0 –	$948,900

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2023, the aggregate market value of these securities amounted to $41,025,050 or 7.6% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Non-income producing security.

(d)	Defaulted.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.27% of net assets as of May 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$105,000	$57,750	0.01%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	115,000	63,250	0.01%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024	11/13/2014	1,000,166	200,000	0.04%

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$1,250,000	$1,117,756	0.21%

(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2023.

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2023.

(h)	When-Issued or delayed delivery security.

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Affiliated investments.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

May 31, 2023

	AB California		AB High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,019,642,943 and $3,703,913,107, respectively)	$962,216,585		$3,296,151,013
Affiliated issuers (cost $17,006,603 and $5,641,900, respectively)	17,006,603		5,641,900
Cash collateral due from broker	2,165,694		18,740,639
Interest receivable	13,957,685		47,951,184
Receivable for capital stock sold	2,416,546		18,747,337
Unrealized appreciation on interest rate swaps	1,274,627		4,645,226
Receivable for investment securities sold	890,000		4,941,934
Affiliated dividends receivable	95,351		84,567
Receivable for variation margin on centrally cleared swaps	86,389		1,230,471

Total assets	1,000,109,480		3,398,134,271

Liabilities
Due to custodian	10,382		250,334
Payable for investment securities purchased	2,348,815		45,943,129
Payable for capital stock redeemed	1,373,899		8,627,307
Cash collateral due to broker	1,280,000		1,961,000
Dividends payable	499,665		1,752,979
Advisory fee payable	344,787		1,228,933
Distribution fee payable	120,495		193,384
Administrative fee payable	17,971		18,407
Transfer Agent fee payable	5,954		19,087
Unrealized depreciation on interest rate swaps	– 0	–	2,198,042
Market value on credit default swaps (net premiums received $0 and $3,390,768, respectively)	– 0	–	7,014,119
Payable for floating rate notes issued(a)	– 0	–	315,785,000
Accrued expenses	235,067		585,195

Total liabilities	6,237,035		385,576,916

Net Assets	$993,872,445		$3,012,557,355

Composition of Net Assets
Capital stock, at par	$96,438		$297,352
Additional paid-in capital	1,048,305,996		3,412,570,594
Accumulated loss	(54,529,989)		(400,310,591)

	$993,872,445		$3,012,557,355

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$459,792,669	44,615,457	$10.31	*

Class C	$26,358,548	2,558,502	$10.30

Advisor Class	$507,721,228	49,264,487	$10.31

AB High Income Municipal Portfolio

Class A	$619,768,758	61,148,338	$10.14	*

Class C	$72,948,265	7,201,568	$10.13

Advisor Class	$2,269,449,723	224,030,484	$10.13

Class Z	$50,390,609	4,971,536	$10.14

*	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $10.63 and $10.45, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB National		AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,765,587,712 and $546,346,928, respectively)	$1,671,523,962		$514,211,383
Affiliated issuers (cost $28,136,258 and $15,717,880, respectively)	28,136,258		15,717,880
Cash collateral due from broker	4,728,250		1,679,198
Interest receivable	23,076,825		7,180,519
Receivable for capital stock sold	4,354,110		428,277
Unrealized appreciation on interest rate swaps	2,232,617		948,900
Receivable for investment securities sold	1,929,233		5,619,400
Receivable for variation margin on centrally cleared swaps	473,106		153,215
Affiliated dividends receivable	125,079		75,195

Total assets	1,736,579,440		546,013,967

Liabilities
Due to custodian	– 0	–	20,709
Payable for investment securities purchased	48,879,226		5,187,507
Payable for capital stock redeemed	3,207,786		1,278,916
Cash collateral due to broker	2,330,000		950,000
Advisory fee payable	575,578		170,392
Dividends payable	455,306		104,601
Distribution fee payable	111,672		88,675
Administrative fee payable	17,035		17,441
Transfer Agent fee payable	15,496		5,346
Directors’ fees payable	121		– 0	–
Accrued expenses	350,783		202,496

Total liabilities	55,943,003		8,026,083

Net Assets	$1,680,636,437		$537,987,884

Composition of Net Assets
Capital stock, at par	$176,317		$58,793
Additional paid-in capital	1,808,172,326		585,556,888
Accumulated loss	(127,712,206)		(47,627,797)

	$1,680,636,437		$537,987,884

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$423,812,324	44,463,793	$9.53	*

Class C	$24,612,763	2,585,342	$9.52

Advisor Class	$1,232,211,350	129,267,711	$9.53

AB New York Portfolio

Class A	$341,689,305	37,343,256	$9.15	*

Class C	$18,205,287	1,990,578	$9.15

Advisor Class	$178,093,292	19,458,897	$9.15

*	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $9.82 and $9.43, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Year Ended May 31, 2023

	AB California		AB High Income Municipal
Investment Income
Interest	$34,854,325		$154,073,405
Dividends – Affiliated issuers	642,759		1,258,161
Other income	36,857		201,953

Total income	35,533,941		155,533,519

Expenses
Advisory fee (see Note B)	4,328,324		15,210,201
Distribution fee – Class A	1,152,703		1,653,426
Distribution fee – Class C	263,653		890,453
Transfer agency – Class A	121,619		226,558
Transfer agency – Class C	7,083		31,052
Transfer agency – Advisor Class	124,918		789,944
Transfer agency – Class Z	– 0	–	7,290
Custody and accounting	143,691		283,835
Administrative	104,331		108,651
Audit and tax	59,820		69,928
Registration fees	52,591		235,799
Legal	51,442		85,308
Printing	37,624		105,195
Directors’ fees	29,605		57,054
Miscellaneous	37,688		97,982

Total expenses before interest expense	6,515,092		19,852,676
Interest expense	42,105		10,764,788

Total expenses	6,557,197		30,617,464
Less: expenses waived and reimbursed by the Adviser (see Note B)	(313,586)		(278,551)

Net expenses	6,243,611		30,338,913

Net investment income	29,290,330		125,194,606

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(16,305,243)		(126,237,525)
Swaps	11,353,090		94,055,810
Net change in unrealized appreciation (depreciation) of:
Investments	(15,450,311)		(166,814,759)
Swaps	(7,495,809)		(72,898,723)

Net loss on investment transactions	(27,898,273)		(271,895,197)

Contributions from Affiliates (see Note B)	– 0	–	175,936

Net Increase (Decrease) in Net Assets from Operations	$1,392,057		$(146,524,655)

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

AB National	AB New York
Investment Income
Interest	$60,362,312	$18,478,093
Dividends – Affiliated issuers	1,236,768	378,874
Other income	124,099	15,018

Total income	61,723,179	18,871,985

Expenses
Advisory fee (see Note B)	7,714,627	2,432,672
Distribution fee – Class A	1,120,516	864,424
Distribution fee – Class C	278,792	206,694
Transfer agency – Class A	199,344	129,681
Transfer agency – Class C	13,170	7,914
Transfer agency – Advisor Class	547,890	64,883
Registration fees	221,248	45,687
Custody and accounting	202,103	114,149
Administrative	99,039	101,165
Printing	68,802	39,006
Audit and tax	61,790	61,265
Legal	61,688	46,873
Directors’ fees	39,543	24,188
Miscellaneous	54,123	27,950

Total expenses before interest expense	10,682,675	4,166,551
Interest expense	84,722	53,365

Total expenses	10,767,397	4,219,916
Less: expenses waived and reimbursed by the Adviser (see Note B)	(749,109)	(401,678)

Net expenses	10,018,288	3,818,238

Net investment income	51,704,891	15,053,747

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(50,483,070)	(15,943,588)
Swaps	19,301,898	5,732,440
Net change in unrealized appreciation (depreciation) of:
Investments	(18,252,778)	(6,337,756)
Swaps	(18,087,450)	(4,868,970)

Net loss on investment transactions	(67,521,400)	(21,417,874)

Contributions from Affiliates (see Note B)	– 0	–	1,866

Net Decrease in Net Assets from Operations	$(15,816,509)	$(6,362,261)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Year Ended May 31, 2023	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$29,290,330	$23,091,448
Net realized loss on investment transactions	(4,952,153)	(5,108,745)
Net change in unrealized appreciation (depreciation) of investments	(22,946,120)	(88,195,869)

Net increase (decrease) in net assets from operations	1,392,057	(70,213,166)
Distributions to Shareholders
Class A	(14,157,982)	(10,634,508)
Class C	(611,383)	(410,892)
Advisor Class	(15,739,733)	(10,525,418)
Capital Stock Transactions
Net increase	48,590,085	25,912,817

Total increase (decrease)	19,473,044	(65,871,167)
Net Assets
Beginning of period	974,399,401	1,040,270,568

End of period	$993,872,445	$974,399,401

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB High Income Municipal
	Year Ended May 31, 2023	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$125,194,606	$122,886,240
Net realized loss on investment transactions	(32,181,715)	(12,275,579)
Net change in unrealized appreciation (depreciation) of investments	(239,713,482)	(417,029,836)
Contributions from Affiliates (see Note B)	175,936	5,607

Net decrease in net assets from operations	(146,524,655)	(306,413,568)
Distributions to Shareholders
Class A	(26,625,590)	(28,080,259)
Class C	(2,916,733)	(3,371,752)
Advisor Class	(98,881,284)	(93,231,953)
Class Z	(1,543,155)	(63,948)
Capital Stock Transactions
Net increase (decrease)	(204,078,550)	227,810,407

Total decrease	(480,569,967)	(203,351,073)
Net Assets
Beginning of period	3,493,127,322	3,696,478,395

End of period	$3,012,557,355	$3,493,127,322

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB National
	Year Ended May 31, 2023	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$51,704,891	$41,137,521
Net realized loss on investment transactions	(31,181,172)	(949,833)
Net change in unrealized appreciation (depreciation) of investments	(36,340,228)	(158,534,645)

Net decrease in net assets from operations	(15,816,509)	(118,346,957)
Distributions to Shareholders
Class A	(12,935,134)	(11,089,886)
Class C	(595,071)	(477,411)
Advisor Class	(38,718,833)	(27,409,488)
Capital Stock Transactions
Net increase (decrease)	(63,268,055)	115,776,648

Total decrease	(131,333,602)	(41,547,094)
Net Assets
Beginning of period	1,811,970,039	1,853,517,133

End of period	$1,680,636,437	$1,811,970,039

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

AB New York
Year Ended May 31, 2023	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$15,053,747	$14,340,824
Net realized loss on investment transactions	(10,211,148)	(2,603,583)
Net change in unrealized appreciation (depreciation) of investments	(11,206,726)	(53,369,175)
Contributions from Affiliates (see Note B)	1,866	– 0	–

Net decrease in net assets from operations	(6,362,261)	(41,631,934)
Distributions to Shareholders
Class A	(9,592,719)	(8,638,635)
Class C	(417,976)	(371,460)
Advisor Class	(5,255,441)	(4,649,535)
Capital Stock Transactions
Net increase (decrease)	(37,823,599)	4,204,436

Total decrease	(59,451,996)	(51,087,128)
Net Assets
Beginning of period	597,439,880	648,527,008

End of period	$537,987,884	$597,439,880

See notes to financial statements.

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STATEMENT OF CASH FLOWS

For the year ended May 31, 2023

	AB High Income Municipal
Cash flows from operating activities
Net decrease in net assets from operations		$(146,524,655)
Reconciliation of net decrease in net assets from operations to net increase in cash from operating activities
Purchases of long-term investments	$(879,874,337)
Purchases of short-term investments	(886,015,796)
Proceeds from disposition of long-term investments	1,207,846,244
Proceeds from disposition of short-term investments	892,008,040
Net realized loss on investment transactions	32,181,715
Net change in unrealized appreciation (depreciation) on investment transactions	239,713,482
Net accretion of bond discount and amortization of bond premium	6,892,650
Decrease in receivable for investments sold	474,740
Decrease in interest receivable	5,092,448
Increase in affiliated dividends receivable	(82,759)
Decrease in cash collateral due from broker	7,225,709
Decrease in payable for investments purchased	(122,789,801)
Decrease in cash collateral due to broker	(315,000)
Decrease in advisory fee payable	(123,042)
Decrease in administrative fee payable	(23,839)
Decrease in Transfer Agent fee payable	(1,975)
Decrease in distribution fee payable	(50,654)
Decrease in Directors’ fee payable	(15,884)
Increase in other liabilities	111,825
Increase in accrued expenses	28,701
Proceeds on swaps, net	4,845,047
Proceeds for exchange-traded derivatives settlements, net	12,805,150

Total adjustments		519,932,664

Net cash provided by (used in) operating activities		373,408,009

See notes to financial statements.

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STATEMENT OF CASH FLOWS (continued)

	AB High Income Municipal
Cash flows from financing activities
Redemptions of capital stock, net	$(275,193,343)
Increase in due to custodian	250,334
Cash dividends paid (net of dividend reinvestments)†	(57,567,818)
Repayment of floating rate notes issued	(43,775,000)

Net cash provided by (used in) financing activities			$(376,285,827)

Net decrease in cash			(2,877,818)
Cash at beginning of year			2,877,818

Cash at end of year		$	– 0	–

Supplemental disclosure of cash flow information
† Reinvestment of dividends	$72,924,259
Interest expense paid during the year	$10,764,788

*	In accordance with U.S. GAAP, the Portfolio has included a Statement of Cash Flows as a result of its substantial investments in floating rate notes throughout the year.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2023

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C, Advisor Class and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class Z shares have been authorized but currently are not being offered for AB California Portfolio, AB National Portfolio and AB New York Portfolio. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the

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NOTES TO FINANCIAL STATEMENTS (continued)

“Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized

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modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of May 31, 2023:

AB California Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$932,655,568		$	– 0	–	$932,655,568
Short-Term Municipal Notes		– 0	–	2,355,000			– 0	–	2,355,000
Commercial Mortgage-Backed Securities		– 0	–	27,206,017			– 0	–	27,206,017
Short-Term Investments		17,006,603		– 0	–		– 0	–	17,006,603

Total Investments in Securities		17,006,603		962,216,585			– 0	–	979,223,188
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	11,426,253			– 0	–	11,426,253	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	3,355,407			– 0	–	3,355,407	(b)
Interest Rate Swaps		– 0	–	1,274,627			– 0	–	1,274,627
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(2,135,557)			– 0	–	(2,135,557	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(937,575)			– 0	–	(937,575	)(b)

Total		$17,006,603		$975,199,740		$	– 0	–	$992,206,343

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AB High Income Municipal Portfolio
Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$8,246,445		$3,173,945,649		$2,062,500	(c)	$3,184,254,594
Short-Term Municipal Notes	– 0	–	– 0	–	499,125		499,125
Commercial Mortgage-Backed Securities	– 0	–	72,088,817		– 0	–	72,088,817
Corporates – Non-Investment Grade	245,000		22,962,743		13,403,812		36,611,555
Corporates – Investment Grade	– 0	–	2,696,922		– 0	–	2,696,922
Short-Term Investments	5,641,900		– 0	–	– 0	–	5,641,900
Liabilities:
Floating Rate Notes(d)	(315,785,000)		– 0	–	– 0	–	(315,785,000)

Total Investments in Securities	(301,651,655)		3,271,694,131		15,965,437	(c)	2,986,007,913
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	– 0	–	56,793,060		– 0	–	56,793,060	(b)
Centrally Cleared Interest Rate Swaps	– 0	–	17,012,939		– 0	–	17,012,939	(b)
Interest Rate Swaps	– 0	–	4,645,226		– 0	–	4,645,226
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	– 0	–	(9,020,254)		– 0	–	(9,020,254	)(b)
Centrally Cleared Interest Rate Swaps	– 0	–	(6,313,157)		– 0	–	(6,313,157	)(b)
Credit Default Swaps	– 0	–	(7,014,119)		– 0	–	(7,014,119)
Interest Rate Swaps	– 0	–	(2,198,042)		– 0	–	(2,198,042)

Total	$(301,651,655)		$3,325,599,784		$15,965,437	(c)	$3,039,913,566

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AB National Portfolio
Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$2,250,407		$1,599,866,838		$	– 0	–	$1,602,117,245
Short-Term Municipal Notes	– 0	–	34,100,000			– 0	–	34,100,000
Commercial Mortgage-Backed Securities	– 0	–	34,036,569			– 0	–	34,036,569
Corporates – Non-Investment Grade	– 0	–	– 0	–		1,270,148		1,270,148
Short-Term Investments	28,136,258		– 0	–		– 0	–	28,136,258

Total Investments in Securities	30,386,665		1,668,003,407			1,270,148		1,699,660,220
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	– 0	–	20,471,615			– 0	–	20,471,615	(b)
Centrally Cleared Interest Rate Swaps	– 0	–	1,457,550			– 0	–	1,457,550	(b)
Interest Rate Swaps	– 0	–	2,232,617			– 0	–	2,232,617
Liabilities:
Centrally Cleared Credit Default Swaps	– 0	–	(166,400)			– 0	–	(166,400	)(b)
Centrally Cleared Inflation (CPI) Swaps	– 0	–	(3,457,528)			– 0	–	(3,457,528	)(b)
Centrally Cleared Interest Rate Swaps	– 0	–	(4,699,595)			– 0	–	(4,699,595	)(b)

Total	$30,386,665		$1,683,841,666			$1,270,148		$1,715,498,479

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AB New York Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$502,041,383		$200,000		$502,241,383
Short-Term Municipal Notes		– 0	–	11,950,000		– 0	–	11,950,000
Corporates –Non-Investment Grade		20,000		– 0	–	– 0	–	20,000
Short-Term Investments		15,717,880		– 0	–	– 0	–	15,717,880

Total Investments in Securities		15,737,880		513,991,383		200,000		529,929,263
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	7,497,076		– 0	–	7,497,076	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	2,944,452		– 0	–	2,944,452	(b)
Interest Rate Swaps		– 0	–	948,900		– 0	–	948,900
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(1,249,628)		– 0	–	(1,249,628	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,132,032)		– 0	–	(2,132,032	)(b)

Total		$15,737,880		$522,000,151		$200,000		$537,938,031

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Portfolio held securities with zero market value at period end.

(d)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any,

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to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class	Class Z
AB California	.75%	1.50%	.50%	N/A
AB High Income Municipal	.80%	1.55%	.55%	.55%
AB National	.75%	1.50%	.50%	N/A
AB New York	.75%	1.50%	.50%	N/A

This contractual agreement extends through September 30, 2023, for all Portfolios and may be extended by the Adviser for additional one year terms.

For the year ended May 31, 2023, such reimbursements amounted to $289,487, $246,328, $711,559 and $392,464 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the year ended May 31, 2023, the reimbursement for such services amounted to $104,331, $108,651, $99,039 and $101,165 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to

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intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $68,164; AB High Income Municipal Portfolio, $243,294; AB National Portfolio, $190,063 and AB New York Portfolio, $59,356 for the year ended May 31, 2023.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the year ended May 31, 2023, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A	Class C
AB California	$ – 0	–	$101,307	$385
AB High Income Municipal	257		42,612	8,837
AB National	360		29,872	802
AB New York	– 0	–	11,486	1,337
The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the year ended May 31, 2023, such waivers amounted to:

Portfolio	Amount
AB California	$24,099
AB High Income Municipal	32,223
AB National	37,550
AB New York	9,214

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A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the year ended May 31, 2023 is as follows:

Portfolio	Market Value 5/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/23 (000)	Dividend Income (000)
AB California	$12,518	$414,059	$409,570	$17,007	$643
AB High Income Municipal	18,724	876,456	889,538	5,642	1,258
AB National	33,986	633,643	639,493	28,136	1,237
AB New York	1,679	162,012	147,973	15,718	379

During the year ended May 31, 2023 and the year ended May 31, 2022, the Adviser reimbursed AB High Income Municipal Portfolio $175,936 and $5,607, and AB New York Portfolio $1,866 and $0, respectively, for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB California	$7,645,636
AB High Income Municipal	4,093,644
AB National	7,153,817
AB New York	4,579,506

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended May 31, 2023, were as follows:

	Purchases			Sales
Portfolio	Investments	Government Securities		Investments	Government Securities
AB California	$332,188,173	$2,057,275		$264,886,835	$	– 0	–
AB High Income Municipal	878,646,884	1,241,816		1,198,018,372		– 0	–
AB National	525,447,678	282,167		577,807,286		85,000
AB New York	74,349,360	– 0	–	150,205,499		– 0	–

As of May 31, 2023, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net Unrealized Depreciation
Portfolio	Cost	Appreciation	(Depreciation)
AB California	$1,036,647,385	$20,842,433	$(65,476,262)	$(44,633,829)
AB High Income Municipal	3,397,594,934	99,879,499	(447,029,338)	(347,149,839)
AB National	1,793,523,933	30,135,583	(108,166,216)	(78,030,633)
AB New York	562,062,612	11,991,741	(36,254,709)	(24,262,968)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the

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contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended May 31, 2023, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

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During the year ended May 31, 2023, the Portfolios held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling

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protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended May 31, 2023, AB High Income Municipal Portfolio held credit default swaps for hedging and non- hedging purposes, AB National Portfolio held credit default swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended May 31, 2023, the Portfolios had entered into the following derivatives:

AB California Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$14,781,660	*	Payable for variation margin on centrally cleared swaps	$3,063,259	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	1,274,627

Total		$16,056,287			$3,063,259

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$11,353,090	$(7,495,809)

Total		$11,353,090	$(7,495,809)

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AB High Income Municipal Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$73,805,999	*	Payable for variation margin on centrally cleared swaps	$15,283,057	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	4,645,226		Unrealized depreciation on interest rate swaps	2,198,042

Credit contracts				Market value on credit default swaps	7,014,119

Total		$78,451,225			$24,495,218

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$91,211,397	$(75,407,549)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	2,844,413	2,508,826

Total		$94,055,810	$(72,898,723)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB National Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$149,381	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$21,929,165	*	Payable for variation margin on centrally cleared swaps	8,139,647	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	2,232,617

Total		$24,161,782			$8,289,028

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$19,168,956	$(17,938,069)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	132,942	(149,381)

Total		$19,301,898	$(18,087,450)

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AB New York Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$10,441,528	*	Payable for variation margin on centrally cleared swaps	$3,375,638	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	948,900

Total		$11,390,428			$3,375,638

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$5,732,440	$(4,868,970)

Total		$5,732,440	$(4,868,970)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the year ended May 31, 2023:

AB California Portfolio
Interest Rate Swaps:
Average notional amount	$12,620,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$140,859,231
Centrally Cleared Inflation Swaps:
Average notional amount	$157,260,000

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NOTES TO FINANCIAL STATEMENTS (continued)

AB High Income Municipal Portfolio
Interest Rate Swaps:
Average notional amount	$158,797,692
Centrally Cleared Interest Rate Swaps:
Average notional amount	$855,571,538
Centrally Cleared Inflation Swaps:
Average notional amount	$794,620,000
Credit Default Swaps:
Average notional amount of sale contracts	$40,959,774
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$29,970,000	(a)

(a)	Positions were open for less than one month during the year.

AB National Portfolio
Interest Rate Swaps:
Average notional amount	$22,105,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$257,338,462
Centrally Cleared Inflation Swaps:
Average notional amount	$289,720,000
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$8,000,000	(a)

(a)	Positions were open for five months during the year.

AB New York Portfolio
Interest Rate Swaps:
Average notional amount	$9,395,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$119,507,692
Centrally Cleared Inflation Swaps:
Average notional amount	$104,080,000

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of May 31, 2023. Exchange-traded derivatives

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and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB California Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$1,274,627	$	– 0	–	$(1,274,627)	$	– 0	–	$	– 0	–

Total	$1,274,627	$	– 0	–	$(1,274,627)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB High Income Municipal Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA/Citigroup Global Markets, Inc.	$4,279,766	$(2,289,997)	$(1,496,400)		$	– 0	–	$493,369
Morgan Stanley Capital Services LLC	365,460	(365,460)	– 0	–		– 0	–	– 0	–

Total	$4,645,226	$(2,655,457)	$(1,496,400)		$	– 0	–	$493,369	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA/ Citigroup Global Markets, Inc.	$2,289,997	$(2,289,997)		$	– 0	–	$	– 0	–	$	– 0	–
Credit Suisse International	2,587,905	– 0	–		(2,587,905)			– 0	–		– 0	–
Goldman Sachs International	2,162,611	– 0	–		(2,162,611)			– 0	–		– 0	–
Morgan Stanley Capital Services LLC	2,171,648	(365,460)			(1,806,188)			– 0	–		– 0	–

Total	$9,212,161	$(2,655,457)			$(6,556,704)		$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

AB National Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$2,232,617	$	– 0	–	$(2,232,617)	$	– 0	–	$	– 0	–

Total	$2,232,617	$	– 0	–	$(2,232,617)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New York Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$948,900	$	– 0	–	$(948,900)	$	– 0	–	$	– 0	–

Total	$948,900	$	– 0	–	$(948,900)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

The Fund has authorized 81.2 billion shares of capital stock. The allocation is as follow:

	Allocation of Shares (In Million)
Portfolio	Class A	Class B		Class C	Advisor	Class T	Class Z	Total
AB California	6,000	– 0	–	6,000	6,050	3,000	3,000	24,050
AB High Income Municipal	3,000	3,000		3,000	3,000	3,000	3,000	18,000
AB National	6,000	– 0	–	6,000	6,100	3,000	3,000	24,100
AB New York	3,000	– 0	–	3,000	3,050	3,000	3,000	15,050

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Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares		Amount
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022

Class A
Shares sold	7,704,647	7,478,896	$79,007,479	$84,651,764

Shares issued in reinvestment of dividends	694,841	464,192	7,144,424	5,213,008

Shares converted from Class C	175,932	529,039	1,813,791	6,078,594

Shares redeemed	(9,378,795)	(10,408,334)	(96,438,400)	(115,518,127)

Net decrease	(803,375)	(1,936,207)	$(8,472,706)	$(19,574,761)

Class C
Shares sold	636,890	390,437	$6,584,371	$4,448,291

Shares issued in reinvestment of dividends	41,605	26,005	427,499	291,675

Shares converted to Class A	(176,006)	(529,084)	(1,813,791)	(6,078,594)

Shares redeemed	(624,303)	(797,173)	(6,410,749)	(8,862,801)

Net decrease	(121,814)	(909,815)	$(1,212,670)	$(10,201,429)

Advisor Class
Shares sold	33,681,204	23,386,825	$347,657,032	$258,734,960

Shares issued in reinvestment of dividends	771,267	497,566	7,928,561	5,590,250

Shares redeemed	(29,013,615)	(19,056,318)	(297,310,132)	(208,636,203)

Net increase	5,438,856	4,828,073	$58,275,461	$55,689,007

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB High Income Municipal Portfolio
	Shares		Amount
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022

Class A
Shares sold	19,319,656	13,171,334	$198,769,746	$157,629,945

Shares issued in reinvestment of dividends	1,306,039	1,190,291	13,337,776	14,175,988

Shares converted from Class C	1,561,796	3,309,348	16,050,640	39,969,528

Shares redeemed	(31,301,164)	(20,789,884)	(320,723,483)	(242,159,011)

Net decrease	(9,113,673)	(3,118,911)	$(92,565,321)	$(30,383,550)

Class C
Shares sold	1,322,262	1,310,463	$13,633,980	$15,713,438

Shares issued in reinvestment of dividends	183,225	183,730	1,869,640	2,189,096

Shares converted to Class A	(1,562,652)	(3,310,011)	(16,050,640)	(39,969,528)

Shares redeemed	(3,064,799)	(2,313,449)	(31,179,111)	(27,008,496)

Net decrease	(3,121,964)	(4,129,267)	$(31,726,131)	$(49,075,490)

Advisor Class
Shares sold	123,855,777	92,612,188	$1,274,580,071	$1,083,036,165

Shares issued in reinvestment of dividends	5,654,607	4,236,935	57,704,686	50,331,307

Shares redeemed	(143,731,592)	(72,377,595)	(1,459,403,797)	(825,709,965)

Net increase (decrease)	(14,221,208)	24,471,528	$(127,119,040)	$307,657,507

Class Z
Shares sold	10,346,980	47,919	$102,368,784	$586,248

Shares issued in reinvestment of dividends	1,190	1,348	12,157	15,990

Shares redeemed	(5,488,975)	(87,427)	(55,048,999)	(990,298)

Net increase (decrease)	4,859,195	(38,160)	$47,331,942	$(388,060)

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	AB National Portfolio
	Shares		Amount
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022

Class A
Shares sold	9,334,429	5,973,500	$89,177,348	$61,613,474

Shares issued in reinvestment of dividends	776,246	624,155	7,401,302	6,539,160

Shares converted from Class C	494,018	1,088,206	4,720,857	11,661,302

Shares redeemed	(17,637,628)	(11,039,618)	(168,516,029)	(114,125,674)

Net decrease	(7,032,935)	(3,353,757)	$(67,216,522)	$(34,311,738)

Class C
Shares sold	687,356	394,306	$6,531,079	$4,133,562

Shares issued in reinvestment of dividends	47,371	34,322	451,073	358,962

Shares converted to Class A	(494,595)	(1,089,303)	(4,720,857)	(11,661,302)

Shares redeemed	(956,464)	(952,848)	(9,092,887)	(9,841,947)

Net decrease	(716,332)	(1,613,523)	$(6,831,592)	$(17,010,725)

Advisor Class
Shares sold	95,485,368	60,018,399	$913,030,211	$612,040,055

Shares issued in reinvestment of dividends	2,815,718	1,804,119	26,867,436	18,877,242

Shares redeemed	(97,613,105)	(45,557,420)	(929,117,588)	(463,818,186)

Net increase	687,981	16,265,098	$10,780,059	$167,099,111

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB New York Portfolio
	Shares		Amount
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022

Class A
Shares sold	9,091,308	10,205,010	$82,288,278	$99,859,065

Shares issued in reinvestment of dividends	568,418	464,880	5,191,614	4,686,215

Shares converted from Class C	253,419	1,110,369	2,325,313	11,433,466

Shares redeemed	(12,649,008)	(12,499,602)	(115,098,325)	(121,867,864)

Net decrease	(2,735,863)	(719,343)	$(25,293,120)	$(5,889,118)

Class C
Shares sold	159,265	233,754	$1,445,248	$2,362,297

Shares issued in reinvestment of dividends	32,756	26,229	298,992	264,086

Shares converted to Class A	(253,550)	(1,111,323)	(2,325,313)	(11,433,466)

Shares redeemed	(487,429)	(438,587)	(4,460,159)	(4,370,815)

Net decrease	(548,958)	(1,289,927)	$(5,041,232)	$(13,177,898)

Advisor Class
Shares sold	11,804,628	10,856,529	$108,076,760	$106,775,743

Shares issued in reinvestment of dividends	281,205	219,569	2,569,640	2,210,058

Shares redeemed	(12,956,985)	(8,851,737)	(118,135,647)	(85,714,349)

Net increase (decrease)	(871,152)	2,224,361	$(7,489,247)	$23,271,452

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of a Portfolios’ assets will fluctuate as the bond market fluctuates. The value of a Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for

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a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of the municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investment in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

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The Portfolios invest from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

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Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate

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Notes Issued in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Portfolios to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

LIBOR Transition and Associated Risk—The Portfolios may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR

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settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolios’ performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

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NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the year ended May 31, 2023.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal period through May 31, 2023 and the tax years ended November 30, 2022 and November, 30, 2021 were as follows:

AB California Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$795,296	$237,886

Total taxable distributions		– 0	–	795,296	237,886
Tax exempt distributions		16,296,586		24,737,819	10,012,329

Total distributions paid		$16,296,586		$25,533,115	$10,250,215

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NOTES TO FINANCIAL STATEMENTS (continued)

AB High Income Municipal Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$8,386,933	$4,359,494

Total taxable distributions		– 0	–	8,386,933	4,359,494
Tax exempt distributions		61,987,198		124,253,199	55,727,850

Total distributions paid		$61,987,198		$132,640,132	$60,087,344

AB National Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$1,383,281	$182,163

Total taxable distributions		– 0	–	1,383,281	182,163
Tax exempt distributions		26,493,796		44,616,817	18,549,766

Total distributions paid		$26,493,796		$46,000,098	$18,731,929

AB New York Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$304,070	$61,452

Total taxable distributions		– 0	–	304,070	61,452
Tax exempt distributions		7,709,026		14,319,973	6,531,245

Total distributions paid		$7,709,026		$14,624,043	$6,592,697

As of November 30, 2022, the Portfolios’ most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses(a)	Unrealized Appreciation (Depreciation)(b)	Total Accumulated Earnings (Deficit)(c)
AB California	$151,668	$(9,321,838)	$(50,344,343)	$(59,514,513)
AB High Income Municipal	3,423,337	(52,485,729)	(336,757,981)	(385,820,373)
AB National	427,007	(44,476,278)	(89,038,780)	(133,088,051)
AB New York	35,334	(21,119,811)	(28,656,347)	(49,740,824)

(a)

At November 30, 2022, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had capital loss carryforwards for federal income tax purposes. As of November 30, 2022, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had net capital loss carryforwards of $9,321,838, $52,485,729, $44,476,278, and $21,119,811, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)

(b)

The differences between book-basis and tax-basis unrealized appreciation depreciation are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, debt restructuring, and the tax treatment of tender option bonds.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of November 30, 2022, the Portfolios’ most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB California	$8,208,814	$1,113,024
AB High Income Municipal	52,485,729	– 0	–
AB National	41,014,663	3,461,615
AB New York	21,119,811	– 0	–

During the current fiscal year, the Portfolios had no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect

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NOTES TO FINANCIAL STATEMENTS (continued)

to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At May 31, 2023, the amount of Floating Rate Notes outstanding was $315,785,000 and the related interest rate ranged from 3.30% to 3.76% for AB High Income Municipal Portfolio. At May 31, 2023, AB California Portfolio, AB National Portfolio and AB New York Portfolio did not have any Floating Rate Notes outstanding. For the year ended May 31, 2023, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate
AB High Income Municipal	$348,112,630	2.99%

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the year ended May 31, 2023, AB California Portfolio engaged in such transactions.

The final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) were issued on December 10, 2013. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs, such as the Fund’s TOB transactions (as such programs were then previously or are presently structured), and (ii) continuing certain relationships with or certain services for residual interest bond programs.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class A
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.60	$ 11.57	$ 10.96	$ 11.21	$ 11.06

Income From Investment Operations

Net investment income(a)(b)	.30	.24	.29	.33	.37

Net realized and unrealized gain (loss) on investment transactions	(.27)	(.99)	.61	(.25)	.15

Net increase (decrease) in net asset value from operations	.03	(.75)	.90	.08	.52

Less: Dividends

Dividends from net investment income	(.32)	(.22)	(.29)	(.33)	(.37)

Net asset value, end of period	$ 10.31	$ 10.60	$ 11.57	$ 10.96	$ 11.21

Total Return

Total investment return based on net asset value(c)	.31%	(6.57)%	8.30%	.68%	4.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$459,793	$481,440	$547,704	$494,992	$482,499

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.78%	.76%	.77%	.78%	.80%

Net investment income(a)	2.94%	2.09%	2.54%	2.96%	3.38%

Portfolio turnover rate	30%	17%	23%	16%	13%

See footnote summary on page 251-252.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class C
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.60	$ 11.56	$ 10.96	$ 11.21	$ 11.05

Income From Investment Operations

Net investment income(a)(b)	.23	.15	.20	.25	.29

Net realized and unrealized gain (loss) on investment transactions	(.29)	(.97)	.61	(.26)	.16

Net increase (decrease) in net asset value from operations	(.06)	(.82)	.81	(.01)	.45

Less: Dividends

Dividends from net investment income	(.24)	(.14)	(.21)	(.24)	(.29)

Net asset value, end of period	$ 10.30	$ 10.60	$ 11.56	$ 10.96	$ 11.21

Total Return

Total investment return based on net asset value(c)	(.54)%	(7.19)%	7.40%	(.08)%	4.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,359	$28,401	$41,511	$42,622	$44,421

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.54%	1.51%	1.52%	1.53%	1.55%

Net investment income(a)	2.19%	1.33%	1.80%	2.21%	2.63%

Portfolio turnover rate	30%	17%	23%	16%	13%

See footnote summary on page 251-252.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Advisor Class
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.60	$ 11.57	$ 10.96	$ 11.21	$ 11.06

Income From Investment Operations

Net investment income(a)(b)	.33	.26	.32	.36	.40

Net realized and unrealized gain (loss) on investment transactions	(.28)	(.98)	.61	(.26)	.15

Net increase (decrease) in net asset value from operations	.05	(.72)	.93	.10	.55

Less: Dividends

Dividends from net investment income	(.34)	(.25)	(.32)	(.35)	(.40)

Net asset value, end of period	$ 10.31	$ 10.60	$ 11.57	$ 10.96	$ 11.21

Total Return

Total investment return based on net asset value(c)	.56%	(6.34)%	8.57%	.93%	5.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$507,720	$464,558	$451,056	$381,036	$279,106

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50%	.50%	.50%	.50%	.51%

Expenses, before waivers/reimbursements(d)	.53%	.51%	.52%	.53%	.55%

Net investment income(a)	3.19%	2.34%	2.78%	3.20%	3.63%

Portfolio turnover rate	30%	17%	23%	16%	13%

See footnote summary on page 251-252.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class A
Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.96	$ 12.25	$ 10.90	$ 11.65	$ 11.39

Income From Investment Operations

Net investment income(a)(b)	.40	.37	.39	.42	.43

Net realized and unrealized gain (loss) on investment transactions	(.81)	(1.29)	1.36	(.74)	.30

Contributions from Affiliates	.00	(e)	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.41)	(.92)	1.75	(.32)	.73

Less: Dividends

Dividends from net investment income	(.41)	(.37)	(.40)	(.43)	(.47)

Net asset value, end of period	$ 10.14	$ 10.96	$ 12.25	$ 10.90	$ 11.65

Total Return

Total investment return based on net asset value(c)	(3.66)%	(7.68)%	16.40%	(2.97)%	6.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$619,769	$769,846	$899,274	$680,380	$754,555

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.15%	.85%	.85%	.85%	.87%

Expenses, before waivers/reimbursements(d)	1.16%	.85%	.85%	.85%	.88%

Net investment income(a)	3.87%	3.06%	3.27%	3.59%	3.81%

Portfolio turnover rate	26%	16%	16%	22%	23%

See footnote summary on page 251-252.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class C
Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.95	$ 12.25	$ 10.89	$ 11.65	$ 11.39

Income From Investment Operations

Net investment income(a)(b)	.32	.28	.30	.33	.35

Net realized and unrealized gain (loss) on investment transactions	(.80)	(1.30)	1.38	(.74)	.30

Contributions from Affiliates	.00	(e)	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.48)	(1.02)	1.68	(.41)	.65

Less: Dividends

Dividends from net investment income	(.34)	(.28)	(.32)	(.35)	(.39)

Net asset value, end of period	$ 10.13	$ 10.95	$ 12.25	$ 10.89	$ 11.65

Total Return

Total investment return based on net asset value(c)	(4.38)%	(8.46)%	15.53%	(3.69)%	5.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$72,948	$113,046	$177,019	$217,533	$273,186

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.90%	1.60%	1.60%	1.60%	1.62%

Expenses, before waivers/reimbursements(d)	1.90%	1.60%	1.61%	1.60%	1.63%

Net investment income(a)	3.12%	2.30%	2.54%	2.85%	3.06%

Portfolio turnover rate	26%	16%	16%	22%	23%

See footnote summary on page 251-252.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Advisor Class
Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.95	$ 12.25	$ 10.89	$ 11.65	$ 11.38

Income From Investment Operations

Net investment income(a)(b)	.42	.40	.42	.45	.46
Net realized and unrealized gain (loss) on investment transactions	(.80)	(1.30)	1.37	(.75)	.31
Contributions from Affiliates	.00	(e)	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.38)	(.90)	1.79	(.30)	.77

Less: Dividends

Dividends from net investment income	(.44)	(.40)	(.43)	(.46)	(.50)

Net asset value, end of period	$ 10.13	$ 10.95	$ 12.25	$ 10.89	$ 11.65

Total Return

Total investment return based on net asset value(c)	(3.42)%	(7.53)%	16.70%	(2.72)%	7.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,269,449	$2,609,004	$2,618,340	$1,872,364	$1,975,651

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.90%	.60%	.60%	.60%	.62%

Expenses, before waivers/reimbursements(d)	.90%	.60%	.60%	.60%	.63%

Net investment income(a)	4.12%	3.32%	3.52%	3.84%	4.05%

Portfolio turnover rate	26%	16%	16%	22%	23%

See footnote summary on page 251-252.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class Z
Year Ended May 31,	October 1, 2018(f) to May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.96	$ 12.26	$ 10.90	$ 11.65	$ 11.27

Income From Investment Operations

Net investment income(a)(b)	.42	.40	.42	.43	.31

Net realized and unrealized gain (loss) on investment transactions	(.80)	(1.30)	1.37	(.71)	.42

Contributions from Affiliates	.00	(e)	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.38)	(.90)	1.79	(.28)	.73

Less: Dividends

Dividends from net investment income	(.44)	(.40)	(.43)	(.47)	(.35)

Net asset value, end of period	$ 10.14	$ 10.96	$ 12.26	$ 10.90	$ 11.65

Total Return

Total investment return based on net asset value(c)	(3.41)%	(7.52)%	16.69%	(2.60)%	6.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,391	$1,231	$1,845	$2,085	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.90%	.59%	.59%	.60%	.65	%^

Expenses, before waivers/reimbursements(d)	.91%	.59%	.59%	.61%	.65	%^

Net investment income(a)	4.20%	3.32%	3.55%	4.11%	4.11	%^

Portfolio turnover rate	26%	16%	16%	22%	23%

See footnote summary on page 251-252.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class A
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.88	$ 10.77	$ 10.20	$ 10.38	$ 10.15

Income From Investment Operations

Net investment income(a)(b)	.27	.22	.23	.27	.29

Net realized and unrealized gain (loss) on investment transactions	(.34)	(.91)	.58	(.19)	.23

Net increase (decrease) in net asset value from operations	(.07)	(.69)	.81	.08	.52

Less: Dividends

Dividends from net investment income	(.28)	(.20)	(.24)	(.26)	(.29)

Net asset value, end of period	$ 9.53	$ 9.88	$ 10.77	$ 10.20	$ 10.38

Total Return

Total investment return based on net asset value(c)	(.70)%	(6.45)%	8.00%	.80%	5.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$423,812	$508,814	$590,789	$549,816	$572,911

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.80%	.77%	.78%	.78%	.79%

Net investment income(a)	2.85%	2.05%	2.21%	2.57%	2.87%

Portfolio turnover rate	32%	12%	24%	28%	19%

See footnote summary on page 251-252.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class C
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.87	$ 10.76	$ 10.19	$ 10.37	$ 10.14

Income From Investment Operations

Net investment income(a)(b)	.20	.14	.16	.19	.21

Net realized and unrealized gain (loss) on investment transactions	(.34)	(.90)	.57	(.18)	.24

Net increase (decrease) in net asset value from operations	(.14)	(.76)	.73	.01	.45

Less: Dividends

Dividends from net investment income	(.21)	(.13)	(.16)	(.19)	(.22)

Net asset value, end of period	$ 9.52	$ 9.87	$ 10.76	$ 10.19	$ 10.37

Total Return

Total investment return based on net asset value(c)	(1.44)%	(7.16)%	7.20%	.05%	4.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,613	$32,583	$52,879	$64,573	$75,942

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.55%	1.52%	1.53%	1.54%	1.54%

Net investment income(a)	2.10%	1.30%	1.48%	1.82%	2.12%

Portfolio turnover rate	32%	12%	24%	28%	19%

See footnote summary on page 251-252.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Advisor Class
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.88	$ 10.77	$ 10.20	$ 10.38	$ 10.15

Income From Investment Operations

Net investment income(a)(b)	.30	.24	.26	.29	.31

Net realized and unrealized gain (loss) on investment transactions	(.35)	(.90)	.58	(.18)	.24

Net increase (decrease) in net asset value from operations	(.05)	(.66)	.84	.11	.55

Less: Dividends

Dividends from net investment income	(.30)	(.23)	(.27)	(.29)	(.32)

Net asset value, end of period	$ 9.53	$ 9.88	$ 10.77	$ 10.20	$ 10.38

Total Return

Total investment return based on net asset value(c)	(.45)%	(6.22)%	8.27%	1.05%	5.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,232,211	$1,270,573	$1,209,849	$1,001,776	$853,908

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(d)	.55%	.52%	.53%	.53%	.54%

Net investment income(a)	3.10%	2.31%	2.45%	2.81%	3.11%

Portfolio turnover rate	32%	12%	24%	28%	19%

See footnote summary on page 251-252.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class A
Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.49	$ 10.34	$ 9.70	$ 10.05	$ 9.82

Income From Investment Operations

Net investment income(a)(b)	.25	.22	.23	.26	.29

Net realized and unrealized gain (loss) on investment transactions	(.34)	(.86)	.65	(.35)	.23

Contributions from Affiliates	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.09)	(.64)	.88	(.09)	.52

Less: Dividends

Dividends from net investment income	(.25)	(.21)	(.24)	(.26)	(.29)

Net asset value, end of period	$ 9.15	$ 9.49	$ 10.34	$ 9.70	$ 10.05

Total Return

Total investment return based on net asset value(c)	(.86)%	(6.29)%	9.13%	(.92)%	5.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$341,690	$380,361	$421,752	$414,853	$440,361

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.76%	.75%	.75%	.75%	.76%

Expenses, before waivers/reimbursements(d)	.83%	.79%	.80%	.80%	.82%

Net investment income(a)	2.73%	2.17%	2.31%	2.64%	2.92%

Portfolio turnover rate	14%	16%	22%	23%	15%

See footnote summary on page 251-252.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class C
Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.49	$ 10.33	$ 9.69	$ 10.04	$ 9.81

Income From Investment Operations

Net investment income(a)(b)	.18	.14	.16	.19	.21

Net realized and unrealized gain (loss) on investment transactions	(.33)	(.85)	.64	(.35)	.23

Contributions from Affiliates	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.15)	(.71)	.80	(.16)	.44

Less: Dividends

Dividends from net investment income	(.19)	(.13)	(.16)	(.19)	(.21)

Net asset value, end of period	$ 9.15	$ 9.49	$ 10.33	$ 9.69	$ 10.04

Total Return

Total investment return based on net asset value(c)	(1.60)%	(6.91)%	8.33%	(1.66)%	4.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,205	$24,089	$39,563	$44,221	$51,764

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.51%	1.50%	1.50%	1.50%	1.51%

Expenses, before waivers/reimbursements(d)	1.58%	1.54%	1.55%	1.55%	1.57%

Net investment income(a)	1.98%	1.41%	1.56%	1.89%	2.18%

Portfolio turnover rate	14%	16%	22%	23%	15%

See footnote summary on page 251-252.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Advisor Class
Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.49	$ 10.34	$ 9.70	$ 10.05	$ 9.82

Income From Investment Operations

Net investment income(a)(b)	.27	.25	.26	.29	.31

Net realized and unrealized gain (loss) on investment transactions	(.33)	(.87)	.64	(.35)	.23

Contributions from Affiliates	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.06)	(.62)	.90	(.06)	.54

Less: Dividends

Dividends from net investment income	(.28)	(.23)	(.26)	(.29)	(.31)

Net asset value, end of period	$ 9.15	$ 9.49	$ 10.34	$ 9.70	$ 10.05

Total Return

Total investment return based on net asset value(c)	(.61)%	(6.06)%	9.40%	(.67)%	5.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$178,093	$192,990	$187,212	$145,160	$135,701

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.51%	.50%	.50%	.50%	.51%

Expenses, before waivers/reimbursements(d)	.58%	.54%	.55%	.55%	.57%

Net investment income(a)	2.98%	2.42%	2.55%	2.89%	3.17%

Portfolio turnover rate	14%	16%	22%	23%	15%

See footnote summary on page 251-252.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Net of expenses waived/reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended May 31,
	2023	2022	2021	2020	2019

AB California Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.78%	.76%	.77%	.78%	.79%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.54%	1.51%	1.52%	1.53%	1.54%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.53%	.51%	.52%	.53%	.54%

	Year Ended May 31,
	2023	2022	2021	2020	2019

AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.80%	.78%	.79%	.80%	.80%
Before waivers/reimbursements	.81%	.78%	.80%	.80%	.81%
Class C
Net of waivers/reimbursements	1.55%	1.53%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.56%	1.53%	1.55%	1.55%	1.56%
Advisor Class
Net of waivers/reimbursements	.55%	.53%	.55%	.55%	.55%
Before waivers/reimbursements	.56%	.53%	.55%	.55%	.55%
Class Z(f)
Net of waivers/reimbursements	.55%	.52%	.53%	.55%	.53%^
Before waivers/reimbursements	.56%	.53%	.54%	.56%	.53%^

	Year Ended May 31,
	2023	2022	2021	2020	2019

AB National Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.80%	.77%	.78%	.78%	.79%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.55%	1.52%	1.53%	1.54%	1.54%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.55%	.52%	.53%	.53%	.54%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Year Ended May 31,
	2023	2022	2021	2020	2019

AB New York Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.82%	.79%	.80%	.80%	.81%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.57%	1.54%	1.55%	1.55%	1.56%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.57%	.54%	.55%	.55%	.56%

(e)	Amount is less than $.005.

(f)	Commencement of distribution as of October 1, 2018.

^	Annualized.

See notes to financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Municipal Income Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AB Municipal Income Fund, Inc. (the “Fund”) (comprising the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (collectively referred to as the “Portfolios”)), including the portfolios of investments, as of May 31, 2023, and the related statements of operations for the year then ended, the statement of cash flows for AB High Income Municipal Portfolio for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios comprising AB Municipal Income Fund, Inc. at May 31, 2023, the results of their operations for the year then ended, the cash flows for AB High Income Municipal Portfolio for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud,

abfunds.com	AB MUNICIPAL INCOME FUND | 253

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

July 27, 2023

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BOARD OF DIRECTORS

Garry L. Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)

OFFICERS

Daryl Clements(2) Vice President Matthew J. Norton,(2) Vice President Andrew D. Potter(2), Vice President Nancy E. Hay, Secretary	Michael B. Reyes, Senior Vice President Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114

Principal Underwriter

AllianceBernstein Investments, Inc.
501 Commerce Street
Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Adviser’s Municipal Bond Investment Team. Messrs. Clements, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 255

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR

Onur Erzan,# 47 (2021)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”), Head of Global Client Group and Head of Private Wealth. He oversees AB’s entire private wealth management business and third-party institutional and retail franchise, where he is responsible for all client services, sales and marketing, as well as product strategy, management and development worldwide. Director, President and Chief Executive Officer of the AB Mutual Funds as of April 1, 2021. He is also a member of the Equitable Holdings Management Committee. Prior to joining the firm in 2021, he spent over 19 years with McKinsey (management consulting firm), most recently as a senior partner and co-leader of its Wealth & Asset Management practice. In addition, he co-led McKinsey’s Banking & Securities Solutions (a portfolio of data, analytics and digital assets and capabilities) globally.	76	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS

Garry L. Moody,## Chairman of the Board 71 (2008)	Private Investor since prior to 2018. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Investment Company Institute’s Board of Governors and the Independent Directors Council’s Governing Council, where he serves as Chairman of the Governance Committee. He is Chairman of the AB Funds and Chairman of the Independent Directors Committees since January 2023; he has served as a director or trustee since 2008, and served as Chairman of the Audit Committee of such funds from 2008 to February 2023.	76	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)

Jorge A. Bermudez,## 72 (2020)	Private Investor since prior to 2018. Formerly, Chief Risk Officer of Citigroup, Inc., a global financial services company, from November 2007 to March 2008; Chief Executive Officer of Citigroup’s Commercial Business Group in North America and Citibank Texas from 2005 to 2007, and a variety of other executive and leadership roles at various businesses within Citigroup prior to then; Chairman (2018) of the Texas A&M Foundation Board of Trustees (Trustee since 2013) and Chairman of the Smart Grid Center Board at Texas A&M University since 2012; director of, among others, Citibank N.A. from 2005 to 2008, the Federal Reserve Bank of Dallas, Houston Branch from 2009 to 2011, the Federal Reserve Bank of Dallas from 2011 to 2017, and the Electric Reliability Council of Texas from 2010 to 2016; and Chair of the Audit Committee of the Board of Directors of Moody’s Corporation since December 2022. He has served as director or trustee of the AB Funds since January 2020.	76	Moody’s Corporation since April 2011

Michael J. Downey,## 79 (2005)	Private Investor since prior to 2018. Formerly, Chairman of The Asia Pacific Fund, Inc. (registered investment company) since prior to 2018 until January 2019. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005.	76	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)

Nancy P. Jacklin,## 75 (2006)	Private Investor since prior to 2018. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chair of the Governance and Nominating Committees of the AB Funds since August 2014.	76	None

Jeanette W. Loeb,## 71 (2020)	Chief Executive Officer of PetCareRx (e-commerce pet pharmacy) from 2002 to 2011 and 2015 to 2023. Director of New York City Center since 2005. She was a director of AB Multi-Manager Alternative Fund (fund of hedge funds) from 2012 to 2018. Formerly, affiliated with Goldman Sachs Group, Inc. (financial services) from 1977 to 1994, including as a partner thereof from 1986 to 1994. She has served as a director or trustee of the AB Funds since April 2020.	76	Apollo Investment Corp. (business development company) since August 2011

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)

Carol C. McMullen,## 67 (2016)	Private investor and a member of the Advisory Board of Butcher Box (since 2018) and serves as Advisory Board Chair as of June 2023. Formerly, Managing Director of Slalom Consulting (consulting) from 2014 until July 2023; member, Mass General Brigham (formerly, Partners Healthcare) Investment Committee (2010-2019); Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Chief Investment Officer, Core and Growth and Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016 and serves as Chair of the Audit Committees of such funds since February 2023.	76	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)

Marshall C. Turner, Jr.,## 81 (2005)	Private Investor since prior to 2018. Former Chairman and CEO of Dupont Photomasks, Inc. (semi-conductor manufacturing equipment). He was a Director of Xilinx, Inc. (programmable logic semi-conductors and adaptable, intelligent computing) from 2007 through August 2020, and is a former director of 33 other companies and organizations. He has extensive operating leadership and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the board of the George Lucas Educational Foundation. He has served as a director of one AB Fund since 1992, and director or trustee of all AB Funds since 2005. He has served as both Chairman of the AB Funds and Chairman of the Independent Directors Committees from 2014 through December 2022.	76	None

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department—Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***

The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

#	Mr. Erzan is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

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MANAGEMENT OF THE FUND (continued)

Officer Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	PRINCIPAL POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Onur Erzan 47	President and Chief Executive Officer	See biography above.

Daryl Clements 55	Vice President	Senior Vice President of the Adviser, with which he has been associated since prior to 2018.

Matthew J. Norton 40	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2018. He is also Chief Investment Officer – Municipal Bonds.

Andrew D. Potter 38	Vice President	Vice President of the Adviser**, with which he has been associated since prior to 2018.

Nancy E. Hay 51	Secretary	Senior Vice President and Counsel of the Adviser, with which she has been associated since prior to 2018 and Assistant Secretary of ABI**.

Michael B. Reyes 46	Senior Vice President	Vice President of the Adviser**, with which he has been associated since prior to 2018.

Joseph J. Mantineo 64	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”)**, with which he has been associated since prior to 2018.

Phyllis J. Clarke 62	Controller	Vice President of ABIS**, with which she has been associated since prior to 2018.

Jennifer Friedland 49	Chief Compliance Officer	Vice President of the Adviser since 2020 and Mutual Fund Chief Compliance Officer (of all Funds since January 2023 and of the ETF Funds since 2022). Before joining the Adviser in 2020, she was Chief Compliance Officer at WestEnd Advisors, LLC from prior to 2018 until 2019.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without a charge upon request. Contact your financial representative or AB at (800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

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Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolios’ Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

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The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on November 1-3, 2022 (the “Meeting”):

•	AB California Portfolio

•	AB High Income Municipal Portfolio

•	AB National Portfolio

•	AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser,

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as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because

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comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and noted that it was above the median in the case of each of AB California Portfolio, AB National Portfolio and AB High Income Municipal Portfolio. The directors took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds. In the case of each of AB California Portfolio, AB National Portfolio and AB New York Portfolio, the directors compared each Fund’s advisory fee rate with that for another fund advised by the Adviser utilizing similar investment strategies.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year, and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded the expense ratio for each of AB High Income Municipal Portfolio and AB New York Portfolio was acceptable. The directors noted that the expense ratio for AB California Portfolio was above a median and the expense ratio for National Portfolio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels, and that the net assets of AB High Income Municipal Portfolio were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale.    The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any)

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apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that in the case of AB High Income Municipal Portfolio, the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale, and, in the case of the other Funds, such Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Disruptors ETF

High Yield ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

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NOTES

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NOTES

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AB MUNICIPAL INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MI-0151-0523

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr. and Jorge A. Bermudez qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
California Portfolio	2022	$37,288	$—	$18,138
	2023	$39,152	$—	$18,583
National Portfolio	2022	$38,664	$—	$17,938
	2023	$40,597	$—	$18,583
New York Portfolio	2022	$38,664	$—	$17,939
	2023	$40,597	$—	$18,583
High Income	2022	$46,438	$—	$18,138
	2023	$48,760	$—	$19,083

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) 100% of the amounts for Audit-Related Fees and Tax Fees in the table under Item 4 (b) and (c) are for services pre-approved by the Fund’s Audit Committee. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
California Portfolio	2022	$1,631,144	$18,138
			$—
			$(18,138)
	2023	$1,965,135	$18,583
			$—
			$(18,583)
National Portfolio	2022	$1,630,944	$17,938
			$—
			$(17,938)
	2023	$1,965,135	$18,583
			$—
			$(18,583)
New York Portfolio	2022	$1,630,945	$17,939
			$—
			$(17,939)
	2023	$1,965,135	$18,583
			$—
			$(18,583)
High Income	2022	$1,631,144	$18,138
			$—
			$(18,138)
	2023	$1,965,635	$19,083
			$—
			$(19,083)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM	11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 28, 2023

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 28, 2023